UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:

The following 10 series of Wells Fargo Funds Trust have a January 31 fiscal year end:

Wells Fargo 100% Treasury Money Market Fund, Wells Fargo California Municipal Money Market Fund, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Heritage Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Municipal Cash Management Money Market Fund, Wells Fargo Municipal Money Market Fund, Wells Fargo National Tax-Free Money Market Fund, and Wells Fargo Treasury Plus Money Market Fund.

The following 10 series of Wells Fargo Funds Trust have a July 31 fiscal year end:

Wells Fargo Capital Growth Fund, Wells Fargo Disciplined U.S. Core Fund, Wells Fargo Endeavor Select Fund, Well Fargo Growth Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Cap Core Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Large Company Value Fund, Wells Fargo Omega Growth Fund, and Wells Fargo Premier Large Company Growth Fund.

Date of reporting period: April 30, 2016

ITEM 1. INVESTMENTS

Wells Fargo Capital Growth Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 99.60%
Consumer Discretionary : 28.27%
Diversified Consumer Services : 0.81%
ServiceMaster Global Holdings Incorporated †	59,000	$2,260,873

Hotels, Restaurants & Leisure : 8.59%
Aramark Corporation	84,550	2,833,271
McDonald’s Corporation	48,300	6,109,467
Starbucks Corporation	127,691	7,180,065
Wynn Resorts Limited «	32,350	2,856,505
Yum! Brands Incorporated	62,600	4,980,456
		23,959,764

Internet & Catalog Retail : 4.02%
Amazon.com Incorporated †	17,005	11,216,328

Multiline Retail : 1.32%
Dollar General Corporation	44,950	3,681,855

Specialty Retail : 10.37%
O’Reilly Automotive Incorporated †	18,550	4,872,714
The Home Depot Incorporated	77,483	10,374,199
The TJX Companies Incorporated	80,160	6,077,731
Tractor Supply Company	39,250	3,715,405
ULTA Salon, Cosmetics and Fragrance Incorporated †	18,650	3,884,422
		28,924,471

Textiles, Apparel & Luxury Goods : 3.16%
Coach Incorporated	88,450	3,561,882
Nike Incorporated Class B	89,264	5,261,220
		8,823,102

Consumer Staples : 10.02%
Beverages : 6.60%
Constellation Brands Incorporated Class A	46,534	7,262,096
Dr Pepper Snapple Group Incorporated	60,850	5,531,874
Monster Beverage Corporation †	39,050	5,631,791
		18,425,761

Household Products : 0.93%
The Procter & Gamble Company	32,250	2,583,870

Tobacco : 2.49%
Reynolds American Incorporated	139,850	6,936,560

Financials : 1.86%
Capital Markets : 0.40%
Charles Schwab Corporation	39,264	1,115,490

Diversified Financial Services : 1.46%
Intercontinental Exchange Incorporated	7,295	1,751,019
S&P Global Incorporated	21,663	2,314,692
		4,065,711

Health Care : 15.41%
Biotechnology : 3.27%
Alexion Pharmaceuticals Incorporated †	20,600	2,869,168

1

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Capital Growth Fund

Security name	Shares	Value
Biotechnology (continued)
Biogen Incorporated †	7,950	$2,186,171
Celgene Corporation †	20,750	2,145,758
Gilead Sciences Incorporated	21,818	1,924,566
		9,125,663

Health Care Equipment & Supplies : 6.12%
Align Technology Incorporated †	40,150	2,898,429
Baxter International Incorporated	90,400	3,997,488
Boston Scientific Corporation †	151,600	3,323,072
Hologic Incorporated †	66,700	2,240,453
Intuitive Surgical Incorporated †	7,350	4,603,746
		17,063,188

Health Care Providers & Services : 3.22%
UnitedHealth Group Incorporated	68,350	9,000,328

Pharmaceuticals : 2.80%
Bristol-Myers Squibb Company	108,188	7,809,010

Industrials : 5.64%
Airlines : 1.16%
Delta Air Lines Incorporated	78,125	3,255,469

Electrical Equipment : 1.28%
Acuity Brands Incorporated	14,650	3,572,989

Professional Services : 1.11%
Verisk Analytics Incorporated †	39,850	3,091,563

Road & Rail : 2.09%
J.B. Hunt Transport Services Incorporated	35,100	2,909,088
Kansas City Southern	30,750	2,913,563
		5,822,651

Information Technology : 34.28%
Communications Equipment : 2.50%
Harris Corporation	48,150	3,852,482
Palo Alto Networks Incorporated †	20,585	3,105,659
		6,958,141

Internet Software & Services : 12.33%
Alphabet Incorporated Class A †	23,158	16,393,085
Facebook Incorporated Class A †	116,924	13,747,924
Tencent Holdings Limited ADR	209,750	4,257,925
		34,398,934

IT Services : 7.96%
Cognizant Technology Solutions Corporation Class A †	49,750	2,903,908
Fidelity National Information Services Incorporated	65,800	4,329,640
PayPal Holdings Incorporated †	135,550	5,310,849
Visa Incorporated Class A	125,133	9,665,273
		22,209,670

Semiconductors & Semiconductor Equipment : 1.54%
Broadcom Limited	29,550	4,306,913

Software : 6.09%
Adobe Systems Incorporated †	57,850	5,450,627
Electronic Arts Incorporated †	66,600	4,119,210

2

Wells Fargo Capital Growth Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name			Shares	Value
Software (continued)
Salesforce.com Incorporated †			50,280	$3,811,224
ServiceNow Incorporated †			50,430	3,604,736
				16,985,797

Technology Hardware, Storage & Peripherals : 3.86%
Apple Incorporated			114,876	10,768,476

Materials : 2.19%
Chemicals : 2.19%
The Sherwin-Williams Company			21,250	6,105,338

Telecommunication Services : 1.93%
Diversified Telecommunication Services : 1.93%
SBA Communications Corporation Class A †			22,997	2,369,611
Zayo Group Holdings Incorporated †			116,150	3,015,254
				5,384,865

Total Common Stocks (Cost $219,008,701)				277,852,780

		Yield
Short-Term Investments : 1.55%
Investment Companies : 1.55%
Securities Lending Cash Investments LLC (l)(r)(u)		0.45%	2,801,375	2,801,375
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.43	1,514,891	1,514,891
Total Short-Term Investments (Cost $4,316,266)				4,316,266

Total investments in securities (Cost $223,324,967)*	101.15%			282,169,046
Other assets and liabilities, net	(1.15)			(3,211,763)

Total net assets	100.00%			$278,957,283

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $224,113,476 and unrealized gains (losses) consists of:

Gross unrealized gains	$61,641,986
Gross unrealized losses	(3,586,416)

Net unrealized gains	$58,055,570

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company

3

Wells Fargo Capital Growth Fund

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$78,866,393	$0	$0	$78,866,393
Consumer staples	27,946,191	0	0	27,946,191
Financials	5,181,201	0	0	5,181,201
Health care	42,998,189	0	0	42,998,189
Industrials	15,742,672	0	0	15,742,672
Information technology	95,627,931	0	0	95,627,931
Materials	6,105,338	0	0	6,105,338
Telecommunication services	5,384,865	0	0	5,384,865
Short-term investments
Investment companies	1,514,891	0	0	1,514,891
Investments measured at net asset value*				2,801,375

Total assets	$279,367,671	$0	$0	$282,169,046

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,801,375 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 97.98%
Consumer Discretionary : 12.86%
Auto Components : 0.26%
The Goodyear Tire & Rubber Company	59,188	$1,714,676

Automobiles : 1.91%
Ford Motor Company	525,576	7,126,811
General Motors Company	179,357	5,703,553
		12,830,364

Hotels, Restaurants & Leisure : 2.38%
Carnival Corporation	107,727	5,284,009
Darden Restaurants Incorporated	78,795	4,904,989
Starbucks Corporation	103,119	5,798,381
		15,987,379

Household Durables : 0.30%
D.R. Horton Incorporated	67,499	2,029,020

Internet & Catalog Retail : 0.74%
Amazon.com Incorporated †	5,499	3,627,085
The Priceline Group Incorporated †	1,023	1,374,564
		5,001,649

Media : 2.53%
Comcast Corporation Class A	147,000	8,931,720
The Walt Disney Company	78,536	8,109,627
		17,041,347

Multiline Retail : 0.90%
Target Corporation	76,527	6,083,897

Specialty Retail : 3.52%
Best Buy Company Incorporated	66,824	2,143,714
Lowe’s Companies Incorporated	92,206	7,009,500
Staples Incorporated	374,748	3,822,430
The Home Depot Incorporated	80,142	10,730,212
		23,705,856

Textiles, Apparel & Luxury Goods : 0.32%
Nike Incorporated Class B	36,220	2,134,807

Consumer Staples : 9.55%
Beverages : 2.48%
Dr Pepper Snapple Group Incorporated	57,133	5,193,961
PepsiCo Incorporated	66,263	6,822,438
The Coca-Cola Company	103,769	4,648,851
		16,665,250

Food & Staples Retailing : 2.72%
CVS Health Corporation	84,014	8,443,407
The Kroger Company	32,349	1,144,831
Wal-Mart Stores Incorporated	130,564	8,730,815
		18,319,053

Food Products : 1.24%
Kellogg Company	17,910	1,375,667

1

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name	Shares	Value
Food Products (continued)
Mondelez International Incorporated Class A	33,454	$1,437,184
Tyson Foods Incorporated Class A	83,879	5,520,916
		8,333,767

Household Products : 1.40%
Church & Dwight Company Incorporated	14,241	1,320,141
The Clorox Company	39,293	4,920,662
The Procter & Gamble Company	40,017	3,206,162
		9,446,965

Tobacco : 1.71%
Altria Group Incorporated	140,110	8,786,298
Philip Morris International	27,585	2,706,640
		11,492,938

Energy : 6.46%
Energy Equipment & Services : 1.01%
Baker Hughes Incorporated	28,812	1,393,348
FMC Technologies Incorporated †	33,260	1,014,097
Schlumberger Limited	54,358	4,367,122
		6,774,567

Oil, Gas & Consumable Fuels : 5.45%
Chevron Corporation	117,712	12,027,812
Exxon Mobil Corporation	206,047	18,214,555
Tesoro Corporation	19,100	1,522,079
Valero Energy Corporation	83,231	4,899,809
		36,664,255

Financials : 15.21%
Banks : 3.45%
Bank of America Corporation	732,857	10,670,398
Citigroup Incorporated	79,459	3,677,363
JPMorgan Chase & Company	112,287	7,096,538
Regions Financial Corporation	190,971	1,791,308
		23,235,607

Capital Markets : 0.92%
Goldman Sachs Group Incorporated	37,487	6,151,992

Consumer Finance : 1.26%
Capital One Financial Corporation	28,750	2,081,213
Synchrony Financial †	208,785	6,382,557
		8,463,770

Diversified Financial Services : 1.52%
Berkshire Hathaway Incorporated Class B †	70,458	10,250,230

Insurance : 2.91%
AFLAC Incorporated	21,361	1,473,268
Cincinnati Financial Corporation	30,411	2,007,430
MetLife Incorporated	156,592	7,062,299
Principal Financial Group Incorporated	37,863	1,615,993
Prudential Financial Incorporated	38,307	2,974,155
The Allstate Corporation	20,468	1,331,443
The Travelers Companies Incorporated	15,823	1,738,948

2

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Shares	Value
Insurance (continued)
Unum Group	40,289	$1,378,287
		19,581,823

Real Estate Management & Development : 0.60%
CBRE Group Incorporated Class A †	135,639	4,018,984

REITs : 4.55%
American Tower Corporation	55,365	5,806,681
Apartment Investment & Management Company Class A	32,237	1,291,414
Boston Properties Incorporated	10,234	1,318,753
Crown Castle International Corporation	49,424	4,293,957
General Growth Properties Incorporated	131,068	3,673,836
Host Hotels & Resorts Incorporated	128,949	2,039,973
Kimco Realty Corporation	39,401	1,107,956
Prologis Incorporated	89,248	4,052,752
Simon Property Group Incorporated	34,744	6,989,450
		30,574,772

Health Care : 15.47%
Biotechnology : 3.79%
AbbVie Incorporated	95,746	5,840,506
Amgen Incorporated	54,429	8,616,111
Biogen Incorporated †	7,446	2,047,576
Gilead Sciences Incorporated	102,209	9,015,856
		25,520,049

Health Care Equipment & Supplies : 1.16%
Medtronic plc	98,398	7,788,202

Health Care Providers & Services : 3.86%
Aetna Incorporated	36,712	4,121,656
AmerisourceBergen Corporation	24,304	2,068,270
Cigna Corporation	9,774	1,354,090
Express Scripts Holding Company †	23,537	1,735,383
HCA Holdings Incorporated †	25,935	2,090,880
Humana Incorporated	9,587	1,697,570
McKesson Corporation	20,536	3,446,352
UnitedHealth Group Incorporated	71,460	9,409,853
		25,924,054

Pharmaceuticals : 6.66%
Bristol-Myers Squibb Company	61,958	4,472,128
Eli Lilly & Company	36,953	2,791,060
Johnson & Johnson	147,773	16,562,398
Merck & Company Incorporated	161,500	8,856,660
Pfizer Incorporated	371,088	12,138,288
		44,820,534

Industrials : 9.49%
Aerospace & Defense : 2.02%
General Dynamics Corporation	45,549	6,400,545
The Boeing Company	53,128	7,161,654
		13,562,199

Air Freight & Logistics : 0.60%
C.H. Robinson Worldwide Incorporated	18,421	1,307,338

3

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name	Shares	Value
Air Freight & Logistics (continued)
United Parcel Service Incorporated Class B	25,867	$2,717,846
		4,025,184

Airlines : 1.74%
Delta Air Lines Incorporated	72,770	3,032,326
Southwest Airlines Company	131,125	5,849,486
United Continental Holdings Incorporated †	61,840	2,832,890
		11,714,702

Commercial Services & Supplies : 0.66%
Waste Management Incorporated	75,805	4,456,576

Construction & Engineering : 0.34%
Jacobs Engineering Group Incorporated †	51,681	2,303,939

Industrial Conglomerates : 1.69%
3M Company	12,575	2,104,804
General Electric Company	300,484	9,239,883
		11,344,687

Machinery : 1.21%
Caterpillar Incorporated	87,945	6,835,085
Illinois Tool Works Incorporated	12,792	1,337,020
		8,172,105

Professional Services : 0.39%
Equifax Incorporated	11,769	1,415,222
Robert Half International Incorporated	31,639	1,212,090
		2,627,312

Road & Rail : 0.84%
Union Pacific Corporation	64,627	5,637,413

Information Technology : 19.62%
Communications Equipment : 1.50%
Cisco Systems Incorporated	366,547	10,076,377

Internet Software & Services : 4.03%
Alphabet Incorporated Class A †	12,605	8,922,827
Alphabet Incorporated Class C †	13,265	9,192,778
eBay Incorporated	70,538	1,723,243
Facebook Incorporated Class A †	61,803	7,266,797
		27,105,645

IT Services : 3.41%
Accenture plc Class A	20,811	2,349,978
International Business Machines Corporation	33,309	4,861,115
Paychex Incorporated	37,436	1,951,164
The Western Union Company	167,996	3,359,920
Total System Services Incorporated	94,494	4,832,423
Visa Incorporated Class A	26,482	2,045,470
Xerox Corporation	371,672	3,568,051
		22,968,121

Semiconductors & Semiconductor Equipment : 3.01%
Broadcom Limited	39,991	5,828,688
Intel Corporation	323,984	9,810,236
Linear Technology Corporation	43,068	1,915,665

4

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name		Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions Incorporated		40,079	$2,678,079
			20,232,668

Software : 2.92%
Citrix Systems Incorporated †		27,474	2,248,472
Microsoft Corporation		348,690	17,389,170
			19,637,642

Technology Hardware, Storage & Peripherals : 4.75%
Apple Incorporated		243,099	22,788,100
EMC Corporation		69,352	1,810,781
Hewlett Packard Enterprise Company		100,242	1,670,032
HP Incorporated		463,357	5,685,390
			31,954,303

Materials : 3.08%
Chemicals : 1.74%
LyondellBasell Industries NV Class A		55,955	4,625,800
The Dow Chemical Company		133,996	7,049,530
			11,675,330

Containers & Packaging : 0.39%
Avery Dennison Corporation		36,195	2,628,119

Metals & Mining : 0.95%
Newmont Mining Corporation		182,767	6,391,362

Telecommunication Services : 2.69%
Diversified Telecommunication Services : 2.69%
AT&T Incorporated		256,963	9,975,304
Verizon Communications Incorporated		159,166	8,107,916
			18,083,220

Utilities : 3.55%
Electric Utilities : 2.70%
American Electric Power Company Incorporated		44,001	2,794,064
Edison International		58,099	4,108,180
Exelon Corporation		177,133	6,215,597
FirstEnergy Corporation		154,462	5,033,917
			18,151,758

Multi-Utilities : 0.85%
Ameren Corporation		36,828	1,767,746
Public Service Enterprise Group Incorporated		86,208	3,976,775
			5,744,521

Total Common Stocks (Cost $522,506,607)			659,048,990

	Yield
Short-Term Investments : 2.10%
Investment Companies : 2.10%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.43%	14,136,966	14,136,966

Total Short-Term Investments (Cost $14,136,966)			14,136,966

5

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Total investments in securities (Cost $536,643,573)*	100.08%	$673,185,956
Other assets and liabilities, net	(0.08)	(510,801)

Total net assets	100.00%	$672,675,155

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $538,664,023 and unrealized gains (losses) consists of:

Gross unrealized gains	$146,101,127
Gross unrealized losses	(11,579,194)

Net unrealized gains	$134,521,933

Abbreviations:
plc	Public limited company
REIT	Real estate investment trust

6

Wells Fargo Disciplined U.S. Core Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$86,528,995	$0	$0	$86,528,995
Consumer staples	64,257,973	0	0	64,257,973
Energy	43,438,822	0	0	43,438,822
Financials	102,277,178	0	0	102,277,178
Health care	104,052,839	0	0	104,052,839
Industrials	63,844,117	0	0	63,844,117
Information technology	131,974,756	0	0	131,974,756
Materials	20,694,811	0	0	20,694,811
Telecommunication services	18,083,220	0	0	18,083,220
Utilities	23,896,279	0	0	23,896,279
Short-term investments
Investment companies	14,136,966	0	0	14,136,966

Total assets	$673,185,956	$0	$0	$673,185,956

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Endeavor Select Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 99.92%
Consumer Discretionary : 28.56%
Diversified Consumer Services : 1.64%
ServiceMaster Global Holdings Incorporated †	89,600	$3,433,472

Hotels, Restaurants & Leisure : 7.66%
McDonald’s Corporation	44,600	5,641,454
Starbucks Corporation	97,700	5,493,671
Yum! Brands Incorporated	62,000	4,932,720
		16,067,845

Internet & Catalog Retail : 4.45%
Amazon.com Incorporated †	14,153	9,335,177

Multiline Retail : 1.81%
Dollar General Corporation	46,300	3,792,433

Specialty Retail : 9.26%
O’Reilly Automotive Incorporated †	14,000	3,677,520
The Home Depot Incorporated	77,183	10,334,032
The TJX Companies Incorporated	71,417	5,414,837
		19,426,389

Textiles, Apparel & Luxury Goods : 3.74%
Coach Incorporated	76,800	3,092,736
Nike Incorporated Class B	80,772	4,760,702
		7,853,438

Consumer Staples : 11.33%
Beverages : 8.35%
Constellation Brands Incorporated Class A	38,515	6,010,651
Dr Pepper Snapple Group Incorporated	69,300	6,300,063
Monster Beverage Corporation †	36,100	5,206,342
		17,517,056

Tobacco : 2.98%
Reynolds American Incorporated	125,900	6,244,640

Financials : 4.68%
Capital Markets : 0.70%
Charles Schwab Corporation	51,648	1,467,320

Diversified Financial Services : 3.98%
Intercontinental Exchange Incorporated	17,283	4,148,438
S&P Global Incorporated	39,378	4,207,539
		8,355,977

Health Care : 13.09%
Biotechnology : 3.09%
Alexion Pharmaceuticals Incorporated †	23,200	3,231,296
Biogen Incorporated †	5,900	1,622,441

1

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Endeavor Select Fund

Security name	Shares	Value
Biotechnology (continued)
Celgene Corporation †	15,679	$1,621,365
		6,475,102

Health Care Equipment & Supplies : 2.03%
Intuitive Surgical Incorporated †	6,800	4,259,248

Health Care Providers & Services : 4.00%
UnitedHealth Group Incorporated	63,700	8,388,016

Pharmaceuticals : 3.97%
Bristol-Myers Squibb Company	115,500	8,336,790

Industrials : 3.36%
Airlines : 1.84%
Delta Air Lines Incorporated	92,479	3,853,600

Professional Services : 1.52%
Verisk Analytics Incorporated †	41,200	3,196,296

Information Technology : 34.85%
Communications Equipment : 2.21%
Harris Corporation	58,000	4,640,580

Internet Software & Services : 13.48%
Alphabet Incorporated Class A †	13,599	9,626,460
Alphabet Incorporated Class C †	6,400	4,435,264
Facebook Incorporated Class A †	85,849	10,094,125
Tencent Holdings Limited ADR	202,900	4,118,870
		28,274,719

IT Services : 7.23%
Fidelity National Information Services Incorporated	28,484	1,870,886
PayPal Holdings Incorporated †	105,200	4,121,736
Visa Incorporated Class A	118,958	9,188,316
		15,180,938

Software : 7.97%
Adobe Systems Incorporated †	48,500	4,569,670
Electronic Arts Incorporated †	64,800	4,007,880
Salesforce.com Incorporated †	59,500	4,510,100
ServiceNow Incorporated †	50,768	3,628,898
		16,716,548

Technology Hardware, Storage & Peripherals : 3.96%
Apple Incorporated	88,583	8,303,770

Materials : 2.66%
Chemicals : 2.66%
The Sherwin-Williams Company	19,400	5,573,814

Telecommunication Services : 1.39%
Diversified Telecommunication Services : 1.39%
SBA Communications Corporation Class A †	28,225	2,908,304

Total Common Stocks (Cost $162,921,790)		209,601,472

2

Wells Fargo Endeavor Select Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 0.84%
Investment Companies : 0.84%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.43%	1,765,352	$1,765,352

Total Short-Term Investments (Cost $1,765,352)				1,765,352

Total investments in securities (Cost $164,687,142)*	100.76%			211,366,824
Other assets and liabilities, net	(0.76)			(1,600,444)

Total net assets	100.00%			$209,766,380

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $165,466,594 and unrealized gains (losses) consists of:

Gross unrealized gains	$49,639,667
Gross unrealized losses	(3,739,437)

Net unrealized gains	$45,900,230

Abbreviations:
ADR	American depositary receipt

3

Wells Fargo Endeavor Select Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$59,908,754	$0	$0	$59,908,754
Consumer staples	23,761,696	0	0	23,761,696
Financials	9,823,297	0	0	9,823,297
Health care	27,459,156	0	0	27,459,156
Industrials	7,049,896	0	0	7,049,896
Information technology	73,116,555	0	0	73,116,555
Materials	5,573,814	0	0	5,573,814
Telecommunication services	2,908,304	0	0	2,908,304
Short-term investments
Investment companies	1,765,352	0	0	1,765,352

Total assets	$211,366,824	$0	$0	$211,366,824

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Growth Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 99.37%
Consumer Discretionary : 23.00%
Auto Components : 0.56%
Delphi Automotive plc	547,510	$40,313,161

Distributors : 1.99%
LKQ Corporation †	4,489,730	143,895,847

Diversified Consumer Services : 1.30%
Grand Canyon Education Incorporated †	2,154,375	94,210,819

Hotels, Restaurants & Leisure : 3.43%
Fiesta Restaurant Group Incorporated †	1,308,000	41,999,880
Jack in the Box Incorporated	536,230	36,222,337
Planet Fitness Incorporated Class A †«	516,090	7,927,142
Starbucks Corporation	2,421,010	136,133,392
The Habit Restaurants Incorporated Class A †«(l)	1,531,000	25,644,250
		247,927,001

Internet & Catalog Retail : 4.00%
Amazon.com Incorporated †	438,930	289,513,839

Media : 0.50%
The Walt Disney Company	349,810	36,121,381

Multiline Retail : 3.10%
Dollar General Corporation	349,000	28,586,590
Dollar Tree Incorporated †	2,454,830	195,674,499
		224,261,089

Specialty Retail : 6.68%
Burlington Stores Incorporated †	2,646,100	150,748,317
CarMax Incorporated †«	1,648,880	87,308,196
Five Below Incorporated †	897,213	37,413,782
The Home Depot Incorporated	365,000	48,869,850
Tractor Supply Company	1,353,570	128,128,936
ULTA Salon, Cosmetics and Fragrance Incorporated †	148,000	30,825,440
		483,294,521

Textiles, Apparel & Luxury Goods : 1.44%
Nike Incorporated Class B	186,000	10,962,840
Skechers U.S.A. Incorporated Class A †	415,467	13,731,184
Under Armour Incorporated Class A †«	928,000	40,776,320
Under Armour Incorporated Class C †«	938,000	38,270,400
		103,740,744

Consumer Staples : 3.86%
Beverages : 0.47%
Constellation Brands Incorporated Class A	218,000	34,021,080

Food & Staples Retailing : 2.79%
Costco Wholesale Corporation	241,270	35,739,325
Sprouts Farmers Market Incorporated †	5,924,845	166,310,399
		202,049,724

1

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Growth Fund

Security name	Shares	Value
Personal Products : 0.60%
Estee Lauder Companies Incorporated Class A	449,720	$43,114,656

Energy : 1.43%
Energy Equipment & Services : 0.33%
Schlumberger Limited	292,000	23,459,280

Oil, Gas & Consumable Fuels : 1.10%
Concho Resources Incorporated †	685,770	79,665,901

Financials : 3.22%
Capital Markets : 0.95%
TD Ameritrade Holding Corporation	2,293,670	68,420,176

Diversified Financial Services : 2.27%
MarketAxess Holdings Incorporated	1,338,750	164,344,950

Health Care : 21.30%
Biotechnology : 7.53%
Alexion Pharmaceuticals Incorporated †	1,097,666	152,882,920
BioMarin Pharmaceutical Incorporated †	753,000	63,764,040
Celgene Corporation †	1,161,860	120,147,943
Incyte Corporation †	404,000	29,197,080
Regeneron Pharmaceuticals Incorporated †	164,910	62,123,246
Ultragenyx Pharmaceutical Incorporated †	896,000	60,587,520
Vertex Pharmaceuticals Incorporated †	658,000	55,495,720
		544,198,469

Health Care Equipment & Supplies : 3.75%
Align Technology Incorporated †	380,000	27,432,200
Becton Dickinson & Company	89,000	14,352,140
Intuitive Surgical Incorporated †	61,000	38,207,960
Medtronic plc	1,706,951	135,105,172
Steris Corporation	789,000	55,758,630
		270,856,102

Health Care Providers & Services : 4.95%
Acadia Healthcare Company Incorporated †	3,071,642	194,097,058
AmerisourceBergen Corporation	121,720	10,358,372
Centene Corporation †	234,000	14,498,640
Diplomat Pharmacy Incorporated †«	1,451,000	43,950,790
VCA Incorporated †	1,505,670	94,812,040
		357,716,900

Health Care Technology : 2.47%
Cerner Corporation †	1,585,000	88,981,900
Veeva Systems Incorporated Class A †	3,263,000	89,765,130
		178,747,030

Life Sciences Tools & Services : 0.88%
Quintiles Transnational Holdings Incorporated †	924,360	63,845,545

Pharmaceuticals : 1.72%
Bristol-Myers Squibb Company	1,073,350	77,474,403
Zoetis Incorporated	1,002,000	47,124,060
		124,598,463

2

Wells Fargo Growth Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Shares	Value
Industrials : 8.16%
Aerospace & Defense : 0.69%
The Boeing Company	370,350	$49,923,180

Air Freight & Logistics : 0.90%
United Parcel Service Incorporated Class B	616,160	64,739,931

Commercial Services & Supplies : 2.56%
KAR Auction Services Incorporated	1,580,000	59,408,000
Waste Connections Incorporated	1,868,420	125,707,298
		185,115,298

Machinery : 0.51%
ITT Corporation	963,000	36,950,310

Road & Rail : 3.50%
Kansas City Southern	763,080	72,301,830
Norfolk Southern Corporation	216,000	19,463,760
Union Pacific Corporation	1,852,460	161,590,086
		253,355,676

Information Technology : 35.84%
Internet Software & Services : 13.59%
Alphabet Incorporated Class A †	507,910	359,539,331
Alphabet Incorporated Class C †	64,681	44,824,580
CoStar Group Incorporated †	426,020	84,058,006
Envestnet Incorporated †(l)	3,276,731	102,823,819
Facebook Incorporated Class A †	3,086,760	362,941,241
New Relic Incorporated †«	1,110,000	28,615,800
		982,802,777

IT Services : 8.25%
Alliance Data Systems Corporation †	79,333	16,129,192
Cognizant Technology Solutions Corporation Class A †	388,886	22,699,276
Global Payments Incorporated	822,900	59,396,922
MasterCard Incorporated Class A	2,065,880	200,369,701
Vantiv Incorporated Class A †	1,943,893	106,019,924
Visa Incorporated Class A	2,486,300	192,041,812
		596,656,827

Semiconductors & Semiconductor Equipment : 3.31%
Broadcom Limited	196,000	28,567,000
Microchip Technology Incorporated «	4,193,210	203,748,074
Monolithic Power Systems Incorporated	112,000	6,991,040
		239,306,114

Software : 8.45%
Adobe Systems Incorporated †	275,080	25,918,038
Fortinet Incorporated †	3,184,910	103,541,424
Microsoft Corporation	467,000	23,289,290
Paycom Software Incorporated †	1,994,345	76,203,922
Paylocity Holding Corporation †«	1,212,625	46,407,159
Proofpoint Incorporated †«	1,445,000	84,185,700
Red Hat Incorporated †	349,726	25,659,397
Salesforce.com Incorporated †	479,000	36,308,200
ServiceNow Incorporated †	394,610	28,206,723

3

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Growth Fund

Security name			Shares	Value
Software (continued)
Splunk Incorporated †			2,074,000	$107,806,520
Tableau Software Incorporated Class A †			522,995	27,038,842
Ultimate Software Group Incorporated †			135,630	26,663,502
				611,228,717

Technology Hardware, Storage & Peripherals : 2.24%
Apple Incorporated			1,728,610	162,039,901

Materials : 2.56%
Chemicals : 2.56%
Ecolab Incorporated			1,155,741	132,887,099
Praxair Incorporated			446,630	52,461,160
				185,348,259

Total Common Stocks (Cost $4,786,454,985)				7,185,783,668

		Yield
Short-Term Investments : 5.34%
Investment Companies : 5.34%
Securities Lending Cash Investments LLC (l)(r)(u)		0.45%	350,190,110	350,190,110
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.43	36,193,796	36,193,796
Total Short-Term Investments (Cost $386,383,906)				386,383,906

Total investments in securities (Cost $5,172,838,891)*	104.71%			7,572,167,574
Other assets and liabilities, net	(4.71)			(340,406,632)

Total net assets	100.00%			$7,231,760,942

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $5,193,370,168 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,559,572,889
Gross unrealized losses	(180,775,483)

Net unrealized gains	$2,378,797,406

Abbreviations:
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$1,663,278,402	$0	$0	$1,663,278,402
Consumer staples	279,185,460	0	0	279,185,460
Energy	103,125,181	0	0	103,125,181
Financials	232,765,126	0	0	232,765,126
Health care	1,539,962,509	0	0	1,539,962,509
Industrials	590,084,395	0	0	590,084,395
Information technology	2,592,034,336	0	0	2,592,034,336
Materials	185,348,259	0	0	185,348,259
Short-term investments
Investment companies	36,193,796	0	0	36,193,796
Investments measured at net asset value*				350,190,110

Total assets	$7,221,977,464	$0	$0	$7,572,167,574

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $350,190,110 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Envestnet Incorporated	3,268,908	7,823	0	3,276,731	$102,823,819
Fiesta Restaurant Group Incorporated*	2,098,000	527,000	1,317,000	1,308,000	41,999,880
Grand Canyon Education Incorporated*	3,903,000	0	1,748,625	2,154,375	94,210,819
Inovalon Holdings Incorporated*	1,629,037	0	1,629,037	0	0
Shutterstock Incorporated*	2,028,000	0	2,028,000	0	0
The Habit Restaurants Incorporated Class A	0	1,531,000	0	1,531,000	25,644,250

					$264,678,768

*	No longer an affiliate of the Fund at the end of the period.

Wells Fargo Intrinsic Value Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 97.12%
Consumer Discretionary : 7.57%
Hotels, Restaurants & Leisure : 1.87%
Marriott International Incorporated Class A «	280,251	$19,642,793

Media : 2.80%
The Walt Disney Company	284,445	29,371,791

Specialty Retail : 2.90%
The TJX Companies Incorporated	402,280	30,500,870

Consumer Staples : 10.04%
Beverages : 5.26%
Anheuser-Busch InBev NV ADR	243,497	30,237,457
PepsiCo Incorporated	242,464	24,964,093
		55,201,550

Food Products : 2.37%
Nestle SA ADR	334,370	24,933,971

Household Products : 2.41%
The Procter & Gamble Company	315,399	25,269,768

Energy : 7.56%
Energy Equipment & Services : 3.46%
FMC Technologies Incorporated †	486,462	14,832,226
Schlumberger Limited	268,370	21,560,846
		36,393,072

Oil, Gas & Consumable Fuels : 4.10%
Concho Resources Incorporated †	42,713	4,961,969
EOG Resources Incorporated	374,758	30,962,506
Occidental Petroleum Corporation	92,663	7,102,619
		43,027,094

Financials : 17.93%
Banks : 7.53%
BB&T Corporation	884,324	31,287,383
CIT Group Incorporated	588,540	20,345,828
US Bancorp	642,397	27,423,928
		79,057,139

Capital Markets : 3.27%
Charles Schwab Corporation	597,439	16,973,242
UBS Group AG «	1,003,164	17,324,642
		34,297,884

Consumer Finance : 2.13%
Synchrony Financial †	731,348	22,357,308

Insurance : 2.86%
The Allstate Corporation	462,521	30,086,991

1

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Intrinsic Value Fund

Security name	Shares	Value
REITs : 2.14%
Crown Castle International Corporation	258,654	$22,471,860

Health Care : 11.27%
Biotechnology : 2.36%
Gilead Sciences Incorporated	280,977	24,784,981

Health Care Equipment & Supplies : 2.20%
Abbott Laboratories	593,929	23,103,838

Health Care Providers & Services : 4.36%
Cigna Corporation	181,353	25,124,645
Express Scripts Holding Company †	280,666	20,693,504
		45,818,149

Pharmaceuticals : 2.35%
Merck & Company Incorporated	450,587	24,710,191

Industrials : 14.39%
Aerospace & Defense : 8.22%
Honeywell International Incorporated	264,198	30,189,905
Lockheed Martin Corporation	143,114	33,256,831
The Boeing Company	169,932	22,906,834
		86,353,570

Air Freight & Logistics : 1.91%
United Parcel Service Incorporated Class B	190,396	20,004,908

Electrical Equipment : 2.00%
Sensata Technologies Holding NV †	557,158	20,988,142

Trading Companies & Distributors : 2.26%
AerCap Holdings NV †	593,677	23,753,017

Information Technology : 21.65%
Communications Equipment : 5.31%
Cisco Systems Incorporated	854,504	23,490,315
Motorola Solutions Incorporated	410,091	30,834,742
QUALCOMM Incorporated	28,934	1,461,746
		55,786,803

Internet Software & Services : 2.49%
Alphabet Incorporated Class C †	37,786	26,186,076

IT Services : 5.02%
Accenture plc Class A	241,576	27,278,762
The Western Union Company	1,273,178	25,463,560
		52,742,322

Semiconductors & Semiconductor Equipment : 2.23%
Texas Instruments Incorporated	410,489	23,414,293

Software : 4.94%
Microsoft Corporation	566,097	28,231,257
Oracle Corporation	592,254	23,607,244
		51,838,501

2

Wells Fargo Intrinsic Value Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name			Shares	Value
Technology Hardware, Storage & Peripherals : 1.66%
Apple Incorporated			186,028	$17,438,265

Telecommunication Services : 1.83%
Diversified Telecommunication Services : 1.83%
Verizon Communications Incorporated			377,348	19,222,107

Utilities : 4.88%
Electric Utilities : 2.82%
NextEra Energy Incorporated			251,430	29,563,139

Multi-Utilities : 2.06%
WEC Energy Group Incorporated			372,040	21,656,448

Total Common Stocks (Cost $888,944,225)				1,019,976,841

		Yield
Short-Term Investments : 5.20%
Investment Companies : 5.20%
Securities Lending Cash Investments LLC (l)(r)(u)		0.45%	26,485,675	26,485,675
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.43	28,130,554	28,130,554
Total Short-Term Investments (Cost $54,616,229)				54,616,229

Total investments in securities (Cost $943,560,454)*	102.32%			1,074,593,070
Other assets and liabilities, net	(2.32)			(24,319,270)

Total net assets	100.00%			$1,050,273,800

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $943,851,390 and unrealized gains (losses) consists of:

Gross unrealized gains	$159,430,549
Gross unrealized losses	(28,688,869)

Net unrealized gains	$130,741,680

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

3

Wells Fargo Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$79,515,454	$0	$0	$79,515,454
Consumer staples	105,405,289	0	0	105,405,289
Energy	79,420,166	0	0	79,420,166
Financials	188,271,182	0	0	188,271,182
Health care	118,417,159	0	0	118,417,159
Industrials	151,099,637	0	0	151,099,637
Information technology	227,406,260	0	0	227,406,260
Telecommunication services	19,222,107	0	0	19,222,107
Utilities	51,219,587	0	0	51,219,587
Short-term investments
Investment companies	28,130,554	0	0	28,130,554
Investments measured at net asset value*				26,485,675

Total assets	$1,048,107,395	$0	$0	$1,074,593,070

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $26,485,675 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Cap Core Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 98.84%
Consumer Discretionary : 16.70%
Auto Components : 2.49%
Lear Corporation	190,318	$21,911,311

Automobiles : 3.28%
Ford Motor Company	812,956	11,023,683
General Motors Company	563,714	17,926,105
		28,949,788

Media : 2.11%
Comcast Corporation Class A	305,648	18,571,172

Multiline Retail : 2.02%
Target Corporation	224,100	17,815,950

Specialty Retail : 6.80%
Foot Locker Incorporated	285,890	17,565,082
Lowe’s Companies Incorporated	280,255	21,304,985
The Home Depot Incorporated	157,201	21,047,642
		59,917,709

Consumer Staples : 6.25%
Food & Staples Retailing : 4.06%
CVS Health Corporation	208,460	20,950,230
The Kroger Company	419,362	14,841,221
		35,791,451

Food Products : 2.19%
Pinnacle Foods Incorporated	454,125	19,341,184

Energy : 4.51%
Oil, Gas & Consumable Fuels : 4.51%
Exxon Mobil Corporation	148,752	13,149,677
Valero Energy Corporation	272,634	16,049,964
Western Refining Incorporated	394,889	10,567,230
		39,766,871

Financials : 12.96%
Banks : 5.86%
Huntington Bancshares Incorporated	1,561,397	15,707,654
JPMorgan Chase & Company	281,687	17,802,618
SunTrust Banks Incorporated	435,893	18,194,174
		51,704,446

Capital Markets : 1.83%
Goldman Sachs Group Incorporated	98,166	16,110,022

Diversified Financial Services : 1.55%
Voya Financial Incorporated	422,364	13,714,159

Insurance : 3.72%
Lincoln National Corporation	390,706	16,976,176
Prudential Financial Incorporated	203,244	15,779,864
		32,756,040

1

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Large Cap Core Fund

Security name	Shares	Value
Health Care : 18.22%
Biotechnology : 4.01%
Amgen Incorporated	112,055	$17,738,307
Gilead Sciences Incorporated	199,811	17,625,328
		35,363,635

Health Care Providers & Services : 12.42%
Aetna Incorporated	178,131	19,998,767
AmerisourceBergen Corporation	191,049	16,258,270
AmSurg Corporation †	220,330	17,842,323
Centene Corporation †	292,490	18,122,680
McKesson Corporation	95,738	16,066,751
UnitedHealth Group Incorporated	160,702	21,161,239
		109,450,030

Pharmaceuticals : 1.79%
Merck & Company Incorporated	287,434	15,762,881

Industrials : 9.96%
Aerospace & Defense : 6.20%
Northrop Grumman Corporation	90,170	18,598,464
Orbital ATK Incorporated	211,537	18,403,720
Spirit AeroSystems Holdings Incorporated Class A †	374,072	17,637,495
		54,639,679

Airlines : 3.76%
Delta Air Lines Incorporated	388,087	16,171,585
Southwest Airlines Company	380,082	16,955,458
		33,127,043

Information Technology : 21.03%
Electronic Equipment, Instruments & Components : 3.35%
CDW Corporation of Delaware	429,903	16,551,266
Jabil Circuit Incorporated	749,960	13,019,306
		29,570,572

Internet Software & Services : 1.79%
Alphabet Incorporated Class C †	22,759	15,772,215

IT Services : 2.34%
DST Systems Incorporated	170,671	20,596,576

Semiconductors & Semiconductor Equipment : 7.31%
Intel Corporation	489,332	14,816,973
NVIDIA Corporation	477,390	16,961,667
Skyworks Solutions Incorporated	217,161	14,510,698
Teradyne Incorporated	958,870	18,132,232
		64,421,570

Software : 4.24%
Electronic Arts Incorporated †	280,391	17,342,183
Microsoft Corporation	401,218	20,008,742
		37,350,925

Technology Hardware, Storage & Peripherals : 2.00%
Apple Incorporated	188,154	17,637,556

2

Wells Fargo Large Cap Core Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name			Shares	Value
Materials : 6.87%
Chemicals : 4.35%
Air Products & Chemicals Incorporated			134,996	$19,694,566
The Dow Chemical Company			353,871	18,617,153
				38,311,719

Containers & Packaging : 2.52%
Avery Dennison Corporation			306,368	22,245,380

Telecommunication Services : 2.34%
Diversified Telecommunication Services : 2.34%
AT&T Incorporated			531,693	20,640,322

Total Common Stocks (Cost $831,815,074)				871,240,206

		Yield
Short-Term Investments : 1.22%
Investment Companies : 1.22%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.43%	10,740,812	10,740,812

Total Short-Term Investments (Cost $10,740,812)				10,740,812

Total investments in securities (Cost $842,555,886)*	100.06%			881,981,018
Other assets and liabilities, net	(0.06)			(558,373)

Total net assets	100.00%			$881,422,645

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $842,790,939 and unrealized gains (losses) consists of:

Gross unrealized gains	$77,067,296
Gross unrealized losses	(37,877,217)

Net unrealized gains	$39,190,079

3

Wells Fargo Large Cap Core Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$147,165,930	$0	$0	$147,165,930
Consumer staples	55,132,635	0	0	55,132,635
Energy	39,766,871	0	0	39,766,871
Financials	114,284,667	0	0	114,284,667
Health care	160,576,546	0	0	160,576,546
Industrials	87,766,722	0	0	87,766,722
Information technology	185,349,414	0	0	185,349,414
Materials	60,557,099	0	0	60,557,099
Telecommunication services	20,640,322	0	0	20,640,322
Short-term investments
Investment companies	10,740,812	0	0	10,740,812

Total assets	$881,981,018	$0	$0	$881,981,018

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Cap Growth Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 99.15%
Consumer Discretionary : 27.50%
Auto Components : 0.71%
Delphi Automotive plc	141,580	$10,424,535

Hotels, Restaurants & Leisure : 4.33%
Hilton Worldwide Holdings Incorporated	430,880	9,500,904
Marriott International Incorporated Class A «	326,250	22,866,863
Starbucks Corporation	559,690	31,471,369
		63,839,136

Internet & Catalog Retail : 4.87%
Amazon.com Incorporated †	77,970	51,428,232
Netflix Incorporated †	81,870	7,370,756
The Priceline Group Incorporated †	9,750	13,100,685
		71,899,673

Media : 1.79%
The Walt Disney Company	256,490	26,485,157

Multiline Retail : 2.99%
Dollar Tree Incorporated †	554,020	44,160,934

Specialty Retail : 8.33%
CarMax Incorporated «†	405,250	21,457,988
O’Reilly Automotive Incorporated †	122,120	32,078,482
The Home Depot Incorporated	231,870	31,045,074
Tractor Supply Company	310,000	29,344,600
ULTA Salon, Cosmetics and Fragrance Incorporated †	43,230	9,003,944
		122,930,088

Textiles, Apparel & Luxury Goods : 4.48%
Nike Incorporated Class B	625,580	36,871,685
Under Armour Incorporated Class A	48,000	2,109,120
VF Corporation	430,620	27,150,591
		66,131,396

Consumer Staples : 6.57%
Food & Staples Retailing : 4.38%
Costco Wholesale Corporation	258,460	38,285,680
CVS Health Corporation	262,650	26,396,325
		64,682,005

Household Products : 0.64%
Colgate-Palmolive Company	133,370	9,458,600

Personal Products : 1.55%
The Estee Lauder Companies Incorporated Class A	238,260	22,841,986

Energy : 1.77%
Energy Equipment & Services : 0.26%
Schlumberger Limited	47,750	3,836,235

Oil, Gas & Consumable Fuels : 1.51%
Concho Resources Incorporated †	191,850	22,287,215

1

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Large Cap Growth Fund

Security name	Shares	Value
Financials : 1.05%
Capital Markets : 1.05%
TD Ameritrade Holding Corporation	519,730	$15,503,546

Health Care : 14.43%
Biotechnology : 7.28%
Alexion Pharmaceuticals Incorporated †	240,410	33,484,305
Biogen Incorporated †	36,910	10,149,881
BioMarin Pharmaceutical Incorporated †	104,650	8,861,762
Celgene Corporation †	245,200	25,356,132
Incyte Corporation †	56,430	4,078,196
Regeneron Pharmaceuticals Incorporated †	46,320	17,449,207
Vertex Pharmaceuticals Incorporated †	96,440	8,133,750
		107,513,233

Health Care Equipment & Supplies : 1.82%
Medtronic plc	338,718	26,809,530

Health Care Providers & Services : 1.14%
AmerisourceBergen Corporation	197,630	16,818,313

Health Care Technology : 1.28%
Cerner Corporation †	335,190	18,817,567

Life Sciences Tools & Services : 0.91%
Quintiles Transnational Holdings Incorporated †	194,110	13,407,178

Pharmaceuticals : 2.00%
Allergan plc †	27,085	5,865,528
Bristol-Myers Squibb Company	328,310	23,697,416
		29,562,944

Industrials : 8.43%
Aerospace & Defense : 0.84%
The Boeing Company	92,520	12,471,696

Airlines : 1.67%
Southwest Airlines Company	550,940	24,577,433

Electrical Equipment : 0.50%
Rockwell Automation Incorporated	65,660	7,450,440

Industrial Conglomerates : 2.47%
3M Company	126,190	21,121,682
Danaher Corporation	158,240	15,309,720
		36,431,402

Road & Rail : 2.95%
Kansas City Southern	156,640	14,841,640
Union Pacific Corporation	329,330	28,727,456
		43,569,096

Information Technology : 35.95%
Communications Equipment : 0.98%
Palo Alto Networks Incorporated †	96,080	14,495,590

Internet Software & Services : 10.95%
Alphabet Incorporated Class A †	68,740	48,659,671
Alphabet Incorporated Class C †	54,380	37,685,884

2

Wells Fargo Large Cap Growth Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name			Shares	Value
Internet Software & Services (continued)
Facebook Incorporated Class A †			639,760	$75,222,981
				161,568,536

IT Services : 9.25%
Accenture plc Class A			177,260	20,016,199
Alliance Data Systems Corporation †			63,470	12,904,086
Cognizant Technology Solutions Corporation Class A †			225,710	13,174,693
MasterCard Incorporated Class A			401,510	38,942,455
PayPal Holdings Incorporated †			364,310	14,273,666
Visa Incorporated Class A			482,420	37,262,121
				136,573,220

Semiconductors & Semiconductor Equipment : 4.64%
Broadcom Limited			137,490	20,039,165
Microchip Technology Incorporated «			548,890	26,670,565
Texas Instruments Incorporated			382,860	21,838,334
				68,548,064

Software : 8.12%
Adobe Systems Incorporated †			230,840	21,749,745
Microsoft Corporation			809,650	40,377,246
Red Hat Incorporated †			122,730	9,004,700
Salesforce.com Incorporated †			304,710	23,097,018
ServiceNow Incorporated †			211,350	15,107,298
Splunk Incorporated †			202,110	10,505,678
				119,841,685

Technology Hardware, Storage & Peripherals : 2.01%
Apple Incorporated			316,570	29,675,272

Materials : 3.45%
Chemicals : 3.45%
Ecolab Incorporated			256,490	29,491,220
Praxair Incorporated			182,930	21,486,958
				50,978,178

Total Common Stocks (Cost $979,100,379)				1,463,589,883

		Yield
Short-Term Investments : 5.28%
Investment Companies : 5.28%
Securities Lending Cash Investments LLC (l)(r)(u)		0.45%	66,040,953	66,040,953
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.43	11,901,894	11,901,894
Total Short-Term Investments (Cost $77,942,847)				77,942,847

Total investments in securities (Cost $1,057,043,226)*	104.43%			1,541,532,730
Other assets and liabilities, net	(4.43)			(65,418,641)

Total net assets	100.00%			$1,476,114,089

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

3

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Large Cap Growth Fund

*	Cost for federal income tax purposes is $1,058,883,635 and unrealized gains (losses) consists of:

Gross unrealized gains	$496,650,078
Gross unrealized losses	(14,000,983)

Net unrealized gains	$482,649,095

Abbreviations:
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Large Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$405,870,919	$0	$0	$405,870,919
Consumer staples	96,982,591	0	0	96,982,591
Energy	26,123,450	0	0	26,123,450
Financials	15,503,546	0	0	15,503,546
Health care	212,928,765	0	0	212,928,765
Industrials	124,500,067	0	0	124,500,067
Information technology	530,702,367	0	0	530,702,367
Materials	50,978,178	0	0	50,978,178
Short-term investments
Investment companies	11,901,894	0	0	11,901,894
Investments measured at net asset value*				66,040,953

Total assets	$1,475,491,777	$0	$0	$1,541,532,730

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $66,040,953 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Company Value Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 97.45%
Consumer Discretionary : 7.76%
Hotels, Restaurants & Leisure : 1.57%
Norwegian Cruise Line Holdings Limited †	81,414	$3,980,330

Household Durables : 1.99%
Harman International Industries Incorporated	38,021	2,918,492
Newell Rubbermaid Incorporated	47,214	2,150,140
		5,068,632

Leisure Products : 1.25%
Mattel Incorporated	101,955	3,169,781

Media : 1.18%
Scripps Networks Interactive Incorporated Class A	48,153	3,002,340

Multiline Retail : 0.76%
JCPenny Company Incorporated «†	209,300	1,942,304

Textiles, Apparel & Luxury Goods : 1.01%
Skechers U.S.A. Incorporated Class A †	77,614	2,565,143

Consumer Staples : 6.68%
Food & Staples Retailing : 2.83%
CVS Health Corporation	71,507	7,186,454

Food Products : 2.07%
ConAgra Foods Incorporated	56,614	2,522,720
TreeHouse Foods Incorporated †	30,983	2,738,897
		5,261,617

Household Products : 1.26%
The Procter & Gamble Company	39,933	3,199,432

Personal Products : 0.52%
Herbalife Limited «†	23,091	1,338,123

Energy : 11.38%
Energy Equipment & Services : 0.92%
Baker Hughes Incorporated	25,507	1,233,519
Noble Corporation plc «	99,393	1,116,183
		2,349,702

Oil, Gas & Consumable Fuels : 10.46%
Chevron Corporation	36,853	3,765,640
ConocoPhillips	62,281	2,976,409
Exxon Mobil Corporation	93,427	8,258,947
Kinder Morgan Incorporated	219,334	3,895,372
Noble Energy Incorporated	114,628	4,139,217
Valero Energy Corporation	60,134	3,540,089
		26,575,674

Financials : 28.08%
Banks : 10.44%
Bank of America Corporation	318,811	4,641,888
BOK Financial Corporation «	64,275	3,868,070
Citigroup Incorporated	101,083	4,678,121
First Republic Bank	38,473	2,705,421

1

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Large Company Value Fund

Security name	Shares	Value
Banks (continued)
JPMorgan Chase & Company	104,206	$6,585,819
KeyCorp	102,896	1,264,592
SunTrust Banks Incorporated	67,081	2,799,961
		26,543,872

Capital Markets : 4.52%
Affiliated Managers Group Incorporated †	16,933	2,884,029
Ameriprise Financial Incorporated	53,483	5,129,020
Goldman Sachs Group Incorporated	21,163	3,473,060
		11,486,109

Insurance : 7.17%
American International Group Incorporated	93,722	5,231,562
Arthur J. Gallagher & Company	68,930	3,173,537
Chubb Limited	23,127	2,725,748
Endurance Specialty Holdings Limited	37,070	2,371,739
MetLife Incorporated	104,651	4,719,760
		18,222,346

REITs : 5.95%
Alexandria Real Estate Equities Incorporated	61,248	5,693,002
Equity Residential	27,057	1,841,770
Pebblebrook Hotel Trust	74,209	2,051,137
Prologis Incorporated	59,199	2,688,227
VEREIT Incorporated	320,690	2,847,727
		15,121,863

Health Care : 12.51%
Biotechnology : 3.25%
AbbVie Incorporated	34,101	2,080,161
Baxalta Incorporated	107,130	4,494,104
Gilead Sciences Incorporated	19,077	1,682,782
		8,257,047

Health Care Equipment & Supplies : 1.04%
Medtronic plc	33,377	2,641,790

Health Care Providers & Services : 1.94%
Cigna Corporation	18,141	2,513,254
HCA Holdings Incorporated †	29,881	2,409,006
		4,922,260

Pharmaceuticals : 6.28%
Allergan plc †	14,319	3,100,923
Johnson & Johnson	24,919	2,792,922
Mallinckrodt plc †	39,999	2,500,737
Merck & Company Incorporated	54,021	2,962,512
Pfizer Incorporated	140,735	4,603,442
		15,960,536

Industrials : 10.65%
Aerospace & Defense : 3.00%
Curtiss-Wright Corporation	38,011	2,910,882
Raytheon Company	18,658	2,357,438
The Boeing Company	17,505	2,359,674
		7,627,994

2

Wells Fargo Large Company Value Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Shares	Value
Airlines : 0.58%
United Continental Holdings Incorporated †	32,153	$1,472,929

Electrical Equipment : 0.96%
Eaton Corporation plc	38,718	2,449,688

Industrial Conglomerates : 1.71%
General Electric Company	140,907	4,332,890

Machinery : 1.67%
Stanley Black & Decker Incorporated	37,865	4,237,851

Road & Rail : 1.71%
Hertz Global Holdings Incorporated †	165,495	1,532,484
Norfolk Southern Corporation	31,195	2,810,981
		4,343,465

Trading Companies & Distributors : 1.02%
HD Supply Holdings Incorporated †	75,750	2,596,710

Information Technology : 10.41%
Electronic Equipment, Instruments & Components : 2.39%
Synnex Corporation	45,637	3,768,247
TE Connectivity Limited	38,756	2,305,207
		6,073,454

Internet Software & Services : 1.34%
Alphabet Incorporated Class C †	4,907	3,400,600

IT Services : 0.95%
Alliance Data Systems Corporation †	11,858	2,410,850

Semiconductors & Semiconductor Equipment : 2.49%
NXP Semiconductors NV †	47,513	4,051,909
Skyworks Solutions Incorporated	34,230	2,287,249
		6,339,158

Software : 0.56%
Citrix Systems Incorporated †	17,424	1,425,980

Technology Hardware, Storage & Peripherals : 2.68%
Apple Incorporated	23,007	2,156,676
NCR Corporation †	159,728	4,646,488
		6,803,164

Materials : 3.39%
Chemicals : 1.84%
Cabot Corporation	38,930	1,899,395
FMC Corporation	64,246	2,779,282
		4,678,677

Containers & Packaging : 1.55%
Crown Holdings Incorporated †	55,853	2,957,975
WestRock Company	23,260	973,431
		3,931,406

3

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Large Company Value Fund

Security name			Shares	Value
Telecommunication Services : 2.28%
Diversified Telecommunication Services : 2.28%
AT&T Incorporated			73,924	$2,869,730
Verizon Communications Incorporated			57,652	2,936,793
				5,806,523

Utilities : 4.31%
Electric Utilities : 3.20%
Duke Energy Corporation			49,547	3,903,313
The Southern Company			84,366	4,226,735
				8,130,048

Gas Utilities : 1.11%
Atmos Energy Corporation			38,791	2,814,283

Total Common Stocks (Cost $205,798,585)				247,671,025

Short-Term Investments : 5.64%

		Yield
Investment Companies : 5.64%
Securities Lending Cash Investments LLC (l)(r)(u)		0.45%	7,917,000	7,917,000
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.43	6,409,302	6,409,302
Total Short-Term Investments (Cost $14,326,302)				14,326,302

Total investments in securities (Cost $220,124,887)*	103.09%			261,997,327
Other assets and liabilities, net	(3.09)			(7,854,748)

Total net assets	100.00%			$254,142,579

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $224,164,223 and unrealized gains (losses) consists of:

Gross unrealized gains	$48,877,108
Gross unrealized losses	(11,044,004)

Net unrealized gains	$37,833,104

Abbreviations:
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Large Company Value Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$19,728,530	$0	$0	$19,728,530
Consumer staples	16,985,626	0	0	16,985,626
Energy	28,925,376	0	0	28,925,376
Financials	71,374,190	0	0	71,374,190
Health care	31,781,633	0	0	31,781,633
Industrials	27,061,527	0	0	27,061,527
Information technology	26,453,206	0	0	26,453,206
Materials	8,610,083	0	0	8,610,083
Telecommunication services	5,806,523	0	0	5,806,523
Utilities	10,944,331	0	0	10,944,331
Short-term investments
Investment companies	6,409,302	0	0	6,409,302
Investments measured at net asset value*				7,917,000

	$254,080,327	$0	$0	$261,997,327

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $7,917,000 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Omega Growth Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 101.37%
Consumer Discretionary : 23.91%
Auto Components : 1.39%
Delphi Automotive plc	144,300	$10,624,809

Diversified Consumer Services : 1.73%
ServiceMaster Global Holdings Incorporated †	343,612	13,167,212

Hotels, Restaurants & Leisure : 7.05%
McDonald’s Corporation	122,700	15,520,323
Starbucks Corporation	225,700	12,691,111
Vail Resorts Incorporated	92,802	12,030,851
Yum! Brands Incorporated	169,400	13,477,464
		53,719,749

Internet & Catalog Retail : 4.41%
Amazon.com Incorporated †	45,500	30,011,345
Ctrip.com International Limited ADR †«	82,500	3,597,825
		33,609,170

Media : 1.14%
Cinemark Holdings Incorporated	251,495	8,714,302

Multiline Retail : 1.33%
Dollar General Corporation	123,340	10,102,779

Specialty Retail : 4.86%
O’Reilly Automotive Incorporated †	36,600	9,614,088
The Home Depot Incorporated	204,800	27,420,672
		37,034,760

Textiles, Apparel & Luxury Goods : 2.00%
Coach Incorporated	243,700	9,813,799
Nike Incorporated Class B	92,800	5,469,632
		15,283,431

Consumer Staples : 8.38%
Beverages : 5.91%
Constellation Brands Incorporated Class A	102,900	16,058,574
Dr Pepper Snapple Group Incorporated	168,400	15,309,244
Monster Beverage Corporation †	94,800	13,672,056
		45,039,874

Tobacco : 2.47%
Reynolds American Incorporated	380,600	18,877,760

Financials : 6.47%
Capital Markets : 2.49%
Raymond James Financial Incorporated	172,302	8,988,995
SEI Investments Company	208,300	10,015,064
		19,004,059

Diversified Financial Services : 2.76%
Intercontinental Exchange Incorporated	43,700	10,489,311
S&P Global Incorporated	98,800	10,556,780
		21,046,091

1

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Omega Growth Fund

Security name	Shares	Value
Real Estate Management & Development : 1.22%
CBRE Group Incorporated Class A †	312,500	$9,259,375

Health Care : 14.69%
Biotechnology : 3.51%
Alexion Pharmaceuticals Incorporated †	71,200	9,916,736
Biogen Incorporated †	21,600	5,939,784
Celgene Corporation †	53,975	5,581,555
Gilead Sciences Incorporated	59,998	5,292,424
		26,730,499

Health Care Equipment & Supplies : 5.28%
Align Technology Incorporated †	139,500	10,070,505
Baxter International Incorporated	116,600	5,156,052
Boston Scientific Corporation †	501,800	10,999,456
Intuitive Surgical Incorporated †	18,600	11,650,296
Teleflex Incorporated	15,268	2,378,449
		40,254,758

Health Care Providers & Services : 2.64%
UnitedHealth Group Incorporated	152,700	20,107,536

Health Care Technology : 0.36%
Veeva Systems Incorporated Class A †	100,029	2,751,798

Pharmaceuticals : 2.90%
Bristol-Myers Squibb Company	306,600	22,130,388

Industrials : 10.16%
Aerospace & Defense : 1.13%
Orbital ATK Incorporated	99,400	8,647,800

Airlines : 1.03%
Delta Air Lines Incorporated	187,600	7,817,292

Commercial Services & Supplies : 1.97%
KAR Auction Services Incorporated	399,948	15,038,045

Electrical Equipment : 1.06%
Acuity Brands Incorporated	33,000	8,048,370

Industrial Conglomerates : 1.23%
Carlisle Companies Incorporated	91,600	9,334,040

Machinery : 0.53%
Proto Labs Incorporated †«	67,802	4,056,594

Professional Services : 1.05%
Verisk Analytics Incorporated †	103,100	7,998,498

Road & Rail : 1.06%
J.B. Hunt Transport Services Incorporated	97,800	8,105,664

Trading Companies & Distributors : 1.10%
HD Supply Holdings Incorporated †	244,877	8,394,384

Information Technology : 32.63%
Communications Equipment : 2.49%
Harris Corporation	129,900	10,393,299
Palo Alto Networks Incorporated †	56,800	8,569,416
		18,962,715

2

Wells Fargo Omega Growth Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name			Shares	Value
Internet Software & Services : 12.10%
Alphabet Incorporated Class A †			34,700	$24,563,436
Alphabet Incorporated Class C †			26,385	18,285,069
CoStar Group Incorporated †			47,500	9,372,225
Facebook Incorporated Class A †			252,100	29,641,918
Tencent Holdings Limited ADR			512,600	10,405,780
				92,268,428

IT Services : 7.94%
Alliance Data Systems Corporation †			21,600	4,391,496
Broadridge Financial Solutions Incorporated			137,669	8,238,113
EPAM Systems Incorporated †			168,741	12,306,281
PayPal Holdings Incorporated †			295,800	11,589,444
Visa Incorporated Class A			310,404	23,975,605
				60,500,939

Software : 6.99%
Adobe Systems Incorporated †			113,100	10,656,282
Salesforce.com Incorporated †			141,900	10,756,020
ServiceNow Incorporated †			161,600	11,551,168
Take-Two Interactive Software Incorporated †			370,000	12,646,600
Tyler Technologies Incorporated †			52,600	7,701,166
				53,311,236

Technology Hardware, Storage & Peripherals : 3.11%
Apple Incorporated			252,500	23,669,350

Materials : 2.98%
Chemicals : 1.69%
The Sherwin-Williams Company			44,900	12,900,219

Construction Materials : 1.29%
Vulcan Materials Company			91,600	9,858,908

Telecommunication Services : 2.15%
Diversified Telecommunication Services : 2.15%
SBA Communications Corporation Class A †			63,002	6,491,725
Zayo Group Holdings Incorporated †			380,200	9,869,992
				16,361,717

Total Common Stocks (Cost $624,690,173)				772,732,549

		Yield
Short-Term Investments : 1.35%
Investment Companies : 1.35%
Securities Lending Cash Investments LLC (l)(r)(u)		0.45%	8,639,900	8,639,900
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.43	1,633,885	1,633,885
Total Short-Term Investments (Cost $10,273,785)				10,273,785

Total investments in securities (Cost $634,963,958)*	102.72%			783,006,334
Other assets and liabilities, net	(2.72)			(20,754,620)

Total net assets	100.00%			$762,251,714

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

3

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Omega Growth Fund

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $637,023,234 and unrealized gains (losses) consists of:

Gross unrealized gains	$161,187,520
Gross unrealized losses	(15,204,420)

Net unrealized gains	$145,983,100

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$182,256,212	$0	$0	$182,256,212
Consumer staples	63,917,634	0	0	63,917,634
Financials	49,309,525	0	0	49,309,525
Health care	111,974,979	0	0	111,974,979
Industrials	77,440,687	0	0	77,440,687
Information technology	248,712,668	0	0	248,712,668
Materials	22,759,127	0	0	22,759,127
Telecommunication services	16,361,717	0	0	16,361,717
Short-term investments
Investment companies	1,633,885	0	0	1,633,885
Investments measured at net asset value*				8,639,900

Total assets	$774,366,434	$0	$0	$783,006,334

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $8,639,900 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 99.49%
Consumer Discretionary : 25.23%
Auto Components : 0.70%
Delphi Automotive plc	343,560	$25,296,323

Distributors : 1.97%
LKQ Corporation †	2,239,730	71,783,347

Hotels, Restaurants & Leisure : 2.35%
Hilton Worldwide Holdings Incorporated	435,800	9,609,390
Starbucks Corporation	1,352,970	76,077,503
		85,686,893

Internet & Catalog Retail : 4.45%
Amazon.com Incorporated †	225,900	149,001,376
Netflix Incorporated †	144,180	12,980,525
		161,981,901

Media : 1.80%
Charter Communication Incorporated Class A †«	63,890	13,560,014
The Walt Disney Company	503,750	52,017,225
		65,577,239

Multiline Retail : 4.63%
Dollar General Corporation	851,890	69,778,310
Dollar Tree Incorporated †	1,237,390	98,632,357
		168,410,667

Specialty Retail : 6.48%
CarMax Incorporated †«	977,960	51,782,982
The Home Depot Incorporated	489,240	65,504,344
The TJX Companies Incorporated	670,440	50,832,761
Tractor Supply Company	714,770	67,660,128
		235,780,215

Textiles, Apparel & Luxury Goods : 2.85%
Nike Incorporated Class B	893,590	52,668,195
Under Armour Incorporated Class A †«	449,830	19,765,530
Under Armour Incorporated Class C †	456,710	18,633,768
VF Corporation	201,620	12,712,141
		103,779,634

Consumer Staples : 6.21%
Beverages : 1.74%
Constellation Brands Incorporated Class A	113,080	17,647,265
The Coca-Cola Company	1,020,600	45,722,880
		63,370,145

Food & Staples Retailing : 3.02%
Costco Wholesale Corporation	315,560	46,743,903
CVS Health Corporation	347,410	34,914,705

1

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Premier Large Company Growth Fund

Security name	Shares	Value
Food & Staples Retailing (continued)
Sprouts Farmers Market Incorporated †	1,013,862	$28,459,106
		110,117,714

Household Products : 0.56%
Colgate-Palmolive Company	285,610	20,255,461

Personal Products : 0.89%
The Estee Lauder Companies Incorporated Class A	338,250	32,428,028

Energy : 1.41%
Energy Equipment & Services : 0.35%
Schlumberger Limited	156,600	12,581,244

Oil, Gas & Consumable Fuels : 1.06%
Concho Resources Incorporated †	332,510	38,627,687

Financials : 1.55%
Capital Markets : 1.00%
TD Ameritrade Holding Corporation	1,222,300	36,461,209

REITs : 0.55%
American Tower Corporation	191,780	20,113,886

Health Care : 14.81%
Biotechnology : 7.52%
Alexion Pharmaceuticals Incorporated †	596,014	83,012,830
BioMarin Pharmaceutical Incorporated †	677,150	57,341,062
Celgene Corporation †	558,778	57,783,233
Incyte Corporation †	119,350	8,625,425
Regeneron Pharmaceuticals Incorporated †	118,290	44,561,026
Vertex Pharmaceuticals Incorporated †	265,350	22,379,619
		273,703,195

Health Care Equipment & Supplies : 2.40%
Intuitive Surgical Incorporated †	28,020	17,550,607
Medtronic plc	880,732	69,709,938
		87,260,545

Health Care Providers & Services : 0.30%
AmerisourceBergen Corporation	126,920	10,800,892

Health Care Technology : 1.29%
Cerner Corporation †	836,890	46,983,005

Life Sciences Tools & Services : 1.23%
Quintiles Transnational Holdings Incorporated †	647,687	44,735,741

Pharmaceuticals : 2.07%
Allergan plc †	34,210	7,408,518
Bristol-Myers Squibb Company	687,940	49,655,509
Zoetis Incorporated	389,970	18,340,289
		75,404,316

2

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Shares	Value
Industrials : 9.01%
Aerospace & Defense : 1.36%
Honeywell International Incorporated	196,460	$22,449,484
The Boeing Company	200,430	27,017,964
		49,467,448

Air Freight & Logistics : 1.14%
United Parcel Service Incorporated Class B	395,310	41,535,222

Airlines : 1.82%
Southwest Airlines Company	1,482,070	66,115,143

Industrial Conglomerates : 0.94%
Danaher Corporation	353,890	34,238,858

Road & Rail : 3.75%
Canadian Pacific Railway Limited	76,690	11,062,533
Kansas City Southern	502,610	47,622,298
Union Pacific Corporation	893,940	77,978,386
		136,663,217

Information Technology : 38.40%
Communications Equipment : 0.84%
Palo Alto Networks Incorporated †	201,270	30,365,605

Internet Software & Services : 11.37%
Alphabet Incorporated Class A †	258,700	183,128,556
Alphabet Incorporated Class C †	51,358	35,591,608
Facebook Incorporated Class A †	1,660,090	195,193,382
		413,913,546

IT Services : 8.77%
Accenture plc Class A	253,020	28,571,018
Alliance Data Systems Corporation †	71,330	14,502,102
Cognizant Technology Solutions Corporation Class A †	966,400	56,408,768
MasterCard Incorporated Class A	911,480	88,404,445
PayPal Holdings Incorporated †	914,940	35,847,349
Visa Incorporated Class A	1,233,690	95,290,216
		319,023,898

Semiconductors & Semiconductor Equipment : 7.10%
ARM Holdings plc ADR	1,004,237	41,364,522
Broadcom Limited	389,583	56,781,722
Microchip Technology Incorporated «	2,239,750	108,829,453
Texas Instruments Incorporated	903,160	51,516,246
		258,491,943

Software : 7.84%
Adobe Systems Incorporated †	426,370	40,172,581
Fortinet Incorporated †	1,655,660	53,825,507
Microsoft Corporation	1,234,380	61,558,531
Red Hat Incorporated †	428,430	31,433,909
Salesforce.com Incorporated †	382,190	28,970,002
ServiceNow Incorporated †	305,620	21,845,718
Splunk Incorporated †	699,880	36,379,762

3

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Premier Large Company Growth Fund

Security name			Shares	Value
Software (continued)
Tableau Software Incorporated Class A †			215,964	$11,165,339
				285,351,349

Technology Hardware, Storage & Peripherals : 2.48%
Apple Incorporated			963,880	90,354,111

Materials : 2.87%
Chemicals : 2.87%
Ecolab Incorporated			641,660	73,778,067
Praxair Incorporated			262,030	30,778,044
				104,556,111

Total Common Stocks (Cost $2,472,379,766)				3,621,215,738

		Yield
Short-Term Investments : 4.48%
Investment Companies : 4.48%
Securities Lending Cash Investments LLC (l)(r)(u)		0.45%	147,253,636	147,253,636
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.43	15,906,941	15,906,941
Total Short-Term Investments (Cost $163,160,577)				163,160,577

Total investments in securities (Cost $2,635,540,343)*	103.97%			3,784,376,315
Other assets and liabilities, net	(3.97)			(144,659,779)

Total net assets	100.00%			$3,639,716,536

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,645,849,830 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,187,187,407
Gross unrealized losses	(48,660,922)

Net unrealized gains	$1,138,526,485

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Premier Large Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$918,296,219	$0	$0	$918,296,219
Consumer staples	226,171,348	0	0	226,171,348
Energy	51,208,931	0	0	51,208,931
Financials	56,575,095	0	0	56,575,095
Health care	538,887,694	0	0	538,887,694
Industrials	328,019,888	0	0	328,019,888
Information technology	1,397,500,452	0	0	1,397,500,452
Materials	104,556,111	0	0	104,556,111
Short-term investments
Investment companies	15,906,941	0	0	15,906,941
Investments measured at net asset value*				147,253,636

Total assets	$3,637,122,679	$0	0	$3,784,376,315

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $147,253,636 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo 100% Treasury Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Treasury Debt : 93.01%
U.S. Treasury Bill (z)		0.19%	5-26-2016	$696,990,000	$696,890,269
U.S. Treasury Bill (z)		0.20	5-19-2016	608,390,000	608,322,342
U.S. Treasury Bill (z)		0.23	7-21-2016	510,000,000	509,737,334
U.S. Treasury Bill (z)		0.24	7-14-2016	235,000,000	234,887,539
U.S. Treasury Bill (z)		0.24	7-7-2016	350,000,000	349,844,717
U.S. Treasury Bill (z)		0.25	7-28-2016	515,000,000	514,695,077
U.S. Treasury Bill (z)		0.30	6-30-2016	400,000,000	399,802,678
U.S. Treasury Bill (z)		0.30	6-23-2016	400,000,000	399,825,655
U.S. Treasury Bill (z)		0.31	6-9-2016	993,430,000	993,107,469
U.S. Treasury Bill (z)		0.31	5-12-2016	200,000,000	199,982,611
U.S. Treasury Bill (z)		0.32	6-2-2016	200,000,000	199,944,544
U.S. Treasury Bill (z)		0.33	6-16-2016	400,000,000	399,833,125
U.S. Treasury Bill (z)		0.35	5-5-2016	500,000,000	499,985,563
U.S. Treasury Bond		7.25	5-15-2016	130,000,000	130,318,913
U.S. Treasury Note		0.25	5-15-2016	20,000,000	19,997,974
U.S. Treasury Note ±		0.30	10-31-2016	200,000,000	199,953,808
U.S. Treasury Note ±		0.32	7-31-2016	160,000,000	160,002,223
U.S. Treasury Note ±		0.32	4-30-2017	200,000,000	200,001,913
U.S. Treasury Note ±		0.33	7-31-2017	210,000,000	209,942,315
U.S. Treasury Note ±		0.42	10-31-2017	200,000,000	199,825,498
U.S. Treasury Note		0.50	6-15-2016	225,000,000	225,038,545
U.S. Treasury Note		0.50	6-30-2016	65,000,000	65,014,126
U.S. Treasury Note ±		0.52	1-31-2018	180,000,000	180,075,997
U.S. Treasury Note		0.63	7-15-2016	60,000,000	60,015,002
U.S. Treasury Note		0.63	8-15-2016	30,000,000	30,020,710
U.S. Treasury Note		0.63	12-31-2016	30,000,000	30,021,634
U.S. Treasury Note		0.88	11-30-2016	50,000,000	50,122,073
U.S. Treasury Note		0.88	12-31-2016	30,000,000	30,071,137
U.S. Treasury Note ±%%		0.53	4-30-2018	40,000,000	40,002,413
U.S. Treasury Note		1.50	6-30-2016	55,000,000	55,093,556
U.S. Treasury Note		1.50	7-31-2016	60,000,000	60,155,873
U.S. Treasury Note		1.75	5-31-2016	75,000,000	75,084,078
U.S. Treasury Note		2.75	11-30-2016	30,000,000	30,398,222
U.S. Treasury Note		3.00	8-31-2016	50,000,000	50,390,902
U.S. Treasury Note		3.13	10-31-2016	15,000,000	15,199,098
U.S. Treasury Note		3.25	6-30-2016	40,000,000	40,176,994
U.S. Treasury Note ##		3.25	7-31-2016	50,000,000	50,325,472
U.S. Treasury Note		5.13	5-15-2016	270,000,000	270,460,451
Total Treasury Debt (Cost $8,484,567,850)					8,484,567,850

Total investments in securities (Cost $8,484,567,850)*	93.01%				8,484,567,850
Other assets and liabilities, net	6.99				637,261,754

Total net assets	100.00%				$9,121,829,604

(z)	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo 100% Treasury Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

1

Wells Fargo California Municipal Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 93.48%
California : 93.48%
Other Municipal Debt : 17.87%
California Department of Water Resources & Power Supply Series M (Utilities Revenue)	4.00%	5-1-2016	$15,585,000	$15,585,000
California State Economic Recovery Series A (Tax Revenue) §	5.00	7-1-2022	7,625,000	7,682,395
California State GO Series A2 (GO Revenue)	0.13	5-10-2016	7,000,000	7,000,000
California State GO Series A2 (GO Revenue)	0.13	5-11-2016	8,750,000	8,750,000
California State GO Series A2 (GO Revenue)	0.44	6-1-2016	7,000,000	7,000,000
California State GO Series A2 (GO Revenue)	0.45	5-3-2016	5,000,000	5,000,000
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue)	0.45	5-17-2016	25,000,000	25,000,000
Los Angeles County CA Schools Pooled Financing Program Series A1 (Miscellaneous Revenue)	2.00	6-1-2016	7,000,000	7,009,594
Los Angeles County CA Schools Pooled Financing Program Series A2 (Miscellaneous Revenue)	2.00	6-1-2016	5,000,000	5,006,812
Los Angeles County CA Schools Pooled Financing Program Series A3 (Miscellaneous Revenue)	2.00	6-30-2016	2,220,000	2,225,810
Los Angeles County CA TRAN Series 2015 (GO Revenue)	2.00	6-30-2016	29,500,000	29,582,869
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	5.00	6-30-2016	25,000,000	25,191,146
San Diego CA Water Authority Series 7 (Utilities Revenue)	0.50	5-11-2016	6,250,000	6,250,000
San Francisco County CA Airport Commission Series A3 (Airport Revenue)	0.26	5-11-2016	10,000,000	10,000,000
San Francisco County CA Series 3 (Tax Revenue)	0.12	5-9-2016	24,275,000	24,275,000
San Jose CA Unified School District Santa Clara County Election of 2002 Series C (GO Revenue, National Insured)	5.00	8-1-2017	1,295,000	1,310,347
University of California Series D (Education Revenue, National Insured) §	5.00	5-15-2020	2,000,000	2,023,440
				188,892,413

Variable Rate Demand Notes ø: 75.61%
Alameda CA PFA MFHR Eagle Parrot Project Series A (Housing Revenue, FNMA LOC, FNMA Insured)	0.41	5-15-2035	1,455,000	1,455,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.41	3-15-2033	3,580,000	3,580,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California Housing Eastridge Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.42	6-15-2030	2,345,000	2,345,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.46	7-15-2035	6,100,000	6,100,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.41	4-1-2035	2,185,000	2,185,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.41	4-1-2036	5,895,000	5,895,000
Bakersfield CA Waste Water Tender Option Bond Trust Receipts/Certificates Series XM0076 (Water & Sewer Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.52	9-15-2032	7,975,000	7,975,000
Barclays Capital Municipal Trust Receipts Series 11B (Education Revenue, Barclays Bank plc LIQ) 144A	0.42	10-1-2038	6,310,000	6,310,000
Barclays Capital Municipal Trust Receipts Series 2W (Water & Sewer Revenue, Barclays Bank plc LIQ) 144A	0.42	6-1-2034	7,500,000	7,500,000
Burbank CA Unified School District Series 2013 ROC RR II R-14055 (GO Revenue, Citibank NA LIQ) 144A	0.44	2-1-2021	5,520,000	5,520,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)	0.41	10-1-2020	25,330,000	25,330,000
California CDA Arbor Ridge Apartments Series B (Tobacco Revenue, FHLMC LIQ)	0.46	11-1-2036	9,500,000	9,500,000
California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC LIQ)	0.45	9-1-2040	3,555,000	3,555,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.49	8-1-2045	7,000,000	7,000,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured, FNMA LIQ)	0.41	10-15-2030	3,985,000	3,985,000

1

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo California Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
California CDA MFHR Imperial Park Apartments Series OO (Housing Revenue, FHLMC LOC)	0.45%	11-1-2040	$6,620,000	$6,620,000
California CDA Motion Picture & Television Fund Series A (Health Revenue, Northern Trust Company LOC)	0.50	3-1-2031	8,550,000	8,550,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.41	8-1-2031	9,100,000	9,100,000
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.41	5-15-2037	5,265,000	5,265,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.41	5-1-2027	6,165,000	6,165,000
California CDA Sutter Health Series A (Health Revenue, Ambac Insured, Credit Suisse LIQ) 144A	0.45	8-15-2038	6,000,000	6,000,000
California CDA Sutter Health Series B (Health Revenue, Credit Suisse LIQ) 144A	0.45	11-15-2048	13,713,253	13,713,253
California CDA Sutter Health Series C (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.44	8-15-2032	6,825,000	6,825,000
California CDA Tyrella Gardens Apartments Series B (Housing Revenue, Citibank NA LOC)	0.43	6-1-2036	140,000	140,000
California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured, FNMA LIQ)	0.42	11-15-2039	2,300,000	2,300,000
California Deutsche Bank SPEAR/LIFER Trust Series DBE-364 (Miscellaneous Revenue, AGM/FGIC/Ambac Insured, Deutsche Bank LIQ) 144A	0.73	6-1-2047	28,000,000	28,000,000
California Enterprise Development Authority Pocino Foods Company Project Series A (Industrial Development Revenue, City National Bank LOC)	0.44	11-1-2033	7,550,000	7,550,000
California GO Kindergarten Series A2 (GO Revenue, State Street Bank & Trust Company LOC)	0.24	5-1-2034	12,655,000	12,655,000
California HFA Home Mortgage Series B (Housing Revenue, Bank of America NA LOC)	0.43	2-1-2035	3,410,000	3,410,000
California HFA Series 3206 (Housing Revenue, Morgan Stanley Bank LIQ) 144A	0.64	8-1-2037	13,695,000	13,695,000
California HFFA Catholic Healthcare West Series C (Health Revenue, Bank of Montreal LOC)	0.39	3-1-2047	2,000,000	2,000,000
California HFFA Tender Option Bond Trust Receipts Certificates Series XF0236 (Health Revenue, TD Bank NA LIQ) 144A	0.44	8-15-2031	9,500,000	9,500,000
California Infrastructure & Economic Development Bank Canyon Plastics Incorporated Project Series A (Industrial Development Revenue, Bank of the West LOC)	0.51	12-1-2039	1,885,000	1,885,000
California Infrastructure & Economic Development Bank Loyola High School Project (Miscellaneous Revenue, First Republic Bank LOC)	0.41	12-1-2035	1,130,000	1,130,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series A (Utilities Revenue, Union Bank NA LOC)	0.26	11-1-2026	2,200,000	2,200,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Utilities Revenue, Union Bank NA LOC)	0.26	11-1-2026	4,000,000	4,000,000
California Infrastructure & Economic Development Bank ROC RR-II-R-11527 (Transportation Revenue, Ambac Insured, Citibank NA LIQ) 144A	0.44	7-1-2030	9,900,000	9,900,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	0.42	12-1-2040	14,250,000	14,250,000
California Infrastructure & Economic Development Bank Society For The Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.44	1-1-2037	1,990,000	1,990,000
California Municipal Finance Authority High Desert Partnership (Education Revenue, Union Bank NA LOC)	0.47	4-1-2042	1,240,000	1,240,000
California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)	0.41	8-1-2037	2,300,000	2,300,000
California Municipal Finance Authority San Francisco Planning Project Series A (Industrial Development Revenue, Pacific Capital Bank NA LOC)	0.38	12-1-2042	4,500,000	4,500,000
California PCFA Pacific Gas & Electric Project Series B (Utilities Revenue, Canadian Imperial Bank LOC)	0.30	11-1-2026	7,400,000	7,400,000
California PCFA Pacific Gas & Electric Project Series C (Utilities Revenue, Mizuho Bank Limited LOC)	0.28	11-1-2026	8,000,000	8,000,000

2

Wells Fargo California Municipal Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
California PCFA Pacific Gas & Electric Project Series E (Utilities Revenue, Sumitomo Mitsui Banking LOC)	0.27%	11-1-2026	$12,690,000	$12,690,000
California PCFA Solid Waste John B. & Ann M. Verwey Project (Resource Recovery Revenue, CoBank LOC)	0.48	5-1-2028	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, CoBank LOC)	0.51	11-1-2027	6,000,000	6,000,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, Rabobank LOC)	0.53	11-1-2027	1,400,000	1,400,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.47	8-1-2018	10,100,000	10,100,000
California Statewide CDA Crossings UHC Madera Series B (Housing Revenue, Citibank NA LOC)	0.42	1-1-2038	2,670,000	2,670,000
California Statewide CDA Subseries B (Utilities Revenue, Royal Bank of Canada SPA)	0.49	11-1-2040	7,860,000	7,860,000
California Statewide Communities Concord Green Apartments Project (Housing Revenue, East West Bank LOC)	0.45	6-1-2028	8,700,000	8,700,000
California Statewide Communities Various Housing Hermosa Vista Apartments Series XX (Housing Revenue, FNMA Insured, FNMA LIQ)	0.41	5-15-2036	4,000,000	4,000,000
California Statewide University of San Francisco Series B (Education Revenue, JPMorgan Chase & Company LOC)	0.40	10-1-2035	100,000	100,000
California Tender Option Bond Trust Receipts/Certificates Series XF0279 (GO Revenue, State Street Bank & Trust Company LIQ) 144A	0.43	7-1-2042	10,000,000	10,000,000
California Tender Option Bond Trust Receipts/Certificates Series XF2168 (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.44	7-1-2022	1,140,000	1,140,000
California Tender Option Bond Trust Receipts/Certificates Series XF2169 (GO Revenue, Citibank NA LIQ) 144A	0.44	8-1-2022	1,200,000	1,200,000
California Tender Option Bond Trust Receipts/Certificates Series XF2170 (Airport Revenue, Citibank NA LIQ) 144A	0.44	5-15-2023	2,000,000	2,000,000
California Tender Option Bond Trust Receipts/Certificates Series XM0147 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.48	1-1-2039	10,000,000	10,000,000
California Tender Option Bond Trust Receipts/Certificates Series ZF0261 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	0.44	11-1-2039	7,850,000	7,850,000
California Tender Option Bond Trust Receipts/Certificates Series ZF0300 (Education Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.49	5-1-2030	4,775,000	4,775,000
California Tender Option Bond Trust Receipts/Certificates Series ZF0323 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.47	2-1-2019	5,340,000	5,340,000
California Tender Option Bond Trust Receipts/Certificates Series ZM0163 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.41	3-29-2017	4,100,000	4,100,000
California University Systemwide Series A (Education Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.53	11-1-2033	5,685,000	5,685,000
California University Tender Option Bond Trust Receipts/Certificates Series ZF0177 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.44	5-15-2021	1,400,000	1,400,000
California University Tender Option Bond Trust Receipts/Certificates Series ZF0178 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.44	5-15-2021	500,000	500,000
California University Tender Option Bond Trust Receipts/Certificates Series ZM0090 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.44	5-1-2023	3,580,000	3,580,000
Elsinore Valley CA Municipal Water District Series A Eclipse Funding Trust Solar Eclipse 2007-0069 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.43	7-1-2034	10,650,000	10,650,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #05-21 Series A (Miscellaneous Revenue, U.S. Bank NA LOC) 144A	0.23	9-2-2050	1,900,000	1,900,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #87-8 (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.23	9-2-2024	100,000	100,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #97-17 (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.23	9-2-2023	21,200,000	21,200,000
Irvine Ranch CA Water District Series A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.26	10-1-2041	200,000	200,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.43	7-1-2024	26,070,000	26,070,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3974Z (GO Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.47	8-1-2016	3,960,000	3,960,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4414 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.44	5-15-2021	5,000,000	5,000,000

3

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo California Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Los Angeles CA Certificate of Participation Samuel A. Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.41%	8-1-2038	$7,150,000	$7,150,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.46	12-15-2034	6,290,000	6,290,000
Los Angeles CA Department of Water & Power Series B1 (Utilities Revenue, Barclays Bank plc SPA)	0.40	7-1-2034	15,600,000	15,600,000
Los Angeles CA Department of Water & Power Sub Series B6 (Utilities Revenue, Bank of Montreal SPA)	0.23	7-1-2034	100,000	100,000
Los Angeles CA IDA Megatoys Project (Industrial Development Revenue, East West Bank LOC)	0.50	7-1-2031	3,000,000	3,000,000
Los Angeles CA Tender Option Bond Trust Receipts/Certificates Series XF0041 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.49	11-15-2025	8,000,000	8,000,000
Los Angeles CA Tender Option Bond Trust Receipts/Certificates Series YX1001 (Airport Revenue, Barclays Bank plc LIQ) 144A	0.43	5-15-2034	4,690,000	4,690,000
Los Angeles CA Tender Option Bond Trust Receipts/Certificates Series ZF0158 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.49	8-1-2022	3,060,000	3,060,000
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.23	10-1-2042	9,915,000	9,915,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	9-15-2024	3,975,000	3,975,000
Mountain View CA Multifamily Housing Villa Mariposa Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.43	2-15-2017	9,800,000	9,800,000
Northern California Power Agency Hydroelectric Project Series A (Utilities Revenue, Bank of Montreal LOC)	0.40	7-1-2032	14,200,000	14,200,000
Petaluma CA Community Development Commission MFHR Oakmont at Petaluma Series A (Health Revenue, U.S. Bank NA LOC)	0.44	4-1-2026	500,000	500,000
Sacramento CA Housing Authority Lofts at Natomas Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.42	6-15-2036	5,190,000	5,190,000
Sacramento CA MUD Tender Option Bond Trust Receipts/Certificates Series XM0067 (Utilities Revenue, Bank of America NA LIQ) 144A	0.67	8-15-2026	8,680,000	8,680,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC LOC)	0.45	5-1-2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.41	9-15-2035	6,535,000	6,535,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.42	12-1-2022	13,600,000	13,600,000
Sacramento County CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.41	9-15-2036	5,205,000	5,205,000
Sacramento County CA River Pointe Housing Authority Apartments Series B (Housing Revenue, FNMA LOC, FNMA Insured)	0.42	8-15-2027	10,000,000	10,000,000
Sacramento County CA Sanitation Districts Financing Authority PUTTER Series 2821 (Water & Sewer Revenue, AGM/FGIC Insured, JPMorgan Chase & Company LIQ) 144A	0.48	3-1-2026	6,620,000	6,620,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.41	5-15-2029	6,115,000	6,115,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.41	2-15-2027	1,800,000	1,800,000
San Diego County CA Community College District Royal Bank of Canada Municipal Products Incorporated Series O-8 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.41	8-1-2019	11,000,000	11,000,000
San Francisco CA City & County Public Utilities Commission PFOTER PT-4723 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.42	11-1-2036	18,660,000	18,660,000
San Francisco CA City & County RDA Maria Manor Apartments Series F (Housing Revenue, Citibank NA LOC)	0.42	12-1-2033	1,125,000	1,125,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.41	12-1-2033	3,400,000	3,400,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, Citibank NA LOC)	0.44	11-1-2033	5,925,000	5,925,000
San Francisco CA Tender Option Bond Trust Receipts/Certificates Series XF0226 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.44	11-1-2043	4,130,000	4,130,000
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.47	11-1-2039	1,509,500	1,509,500
San Francisco City & County CA RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.42	12-1-2017	27,500,000	27,500,000

4

Wells Fargo California Municipal Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
San Joaquin CA Delta Community College Tender Option Bond Trust Receipts/Certificates Series ZF0180 (GO Revenue, JPMorgan Chase & Company LIQ) 144A		0.51%	8-1-2022	$2,415,000	$2,415,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC LIQ)		0.45	2-1-2038	10,600,000	10,600,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC LIQ)		0.45	6-1-2036	4,230,000	4,230,000
San Luis Obispo County CA Community College District Series ZF2097 (GO Revenue, Morgan Stanley Bank LIQ) 144A		0.50	8-1-2040	3,290,000	3,290,000
San Luis Obispo County CA Community College District Series ZF2098 (GO Revenue, Morgan Stanley Bank LIQ) 144A		0.50	8-1-2040	3,290,000	3,290,000
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A		0.47	9-1-2038	23,570,000	23,570,000
San Marcos CA Unified School District Series 3269 (GO Revenue, Morgan Stanley Bank LIQ) 144A		0.47	8-1-2031	5,000,000	5,000,000
San Mateo County CA Community College CAB Series B (Education Revenue, National Insured, Deutsche Bank LIQ) 144A		0.68	9-1-2036	23,610,000	23,610,000
Tahoe Forest California Hospital District (Health Revenue, U.S. Bank NA LOC)		0.23	7-1-2033	2,140,000	2,140,000
Ventura County CA Community College District Series 2015 PUTTER Series XF0138 (GO Revenue, JPMorgan Chase & Company LIQ) 144A		0.44	2-1-2023	6,000,000	6,000,000
					799,507,753

Total Municipal Obligations (Cost $988,400,166)					988,400,166

Other : 3.10%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) ±§144A		0.54	3-1-2040	6,000,000	6,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) ±§144A		0.53	8-1-2040	9,000,000	9,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ ) ±§144A		0.53	8-1-2040	17,800,000	17,800,000
Total Other (Cost $32,800,000)					32,800,000

Repurchase Agreements ^^: 3.12%
HSBC Securities, dated 4-29-2016, maturity value $5,000,113 (1)		0.27	5-2-2016	5,000,000	5,000,000
SG Americas Securities LLC, dated 4-29-2016, maturity value $28,000,677 (2)		0.29	5-2-2016	28,000,000	28,000,000
Total Repurchase Agreements (Cost $33,000,000)					33,000,000

Total investments in securities (Cost $1,054,200,166)*	99.70%				1,054,200,166
Other assets and liabilities, net	0.30				3,220,785

Total net assets	100.00%				$1,057,420,951

§	The security is subject to a demand feature which reduces the effective maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(1)	U.S. government securities, 0.00%, 5-15-2016 to 2-15-2046, fair value is $5,100,051.
(2)	U.S. government securities, 0.00% to 8.88%, 7-15-2016 to 2-15-2044, fair value including accrued interest is $28,560,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

5

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo California Municipal Money Market Fund

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MBIA	Municipal Bond Insurance Association
MFHR	Multifamily housing revenue
MUD	Municipal Utility District
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
ROC	Reset option certificates
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TRAN	Tax revenue anticipation notes

6

Wells Fargo California Municipal Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.16%
FHLMC Series M006 Class A ±§	0.48%	10-15-2045	$19,564,522	$19,564,522

Total Agency Securities (Cost $19,564,522)				19,564,522

Certificates of Deposit : 32.18%
Australia & New Zealand Banking Group London	0.36	5-3-2016	153,000,000	153,000,000
Bank of Montreal	0.40	5-3-2016	57,000,000	57,000,000
Bank of Montreal ±	0.79	7-19-2016	30,000,000	30,000,000
Bank of Nova Scotia ±	0.79	7-6-2016	50,000,000	50,000,000
Barclays Bank plc 144A(z)	0.55	5-23-2016	77,000,000	76,975,296
Citibank (New York)	0.58	5-12-2016	20,000,000	20,000,000
Citibank (New York)	0.58	5-18-2016	40,000,000	40,000,000
Citibank (New York)	0.58	7-13-2016	25,000,000	25,000,000
Citibank (New York)	0.58	7-14-2016	20,000,000	20,000,000
Cooperatieve Centrale ±	0.68	7-12-2016	18,000,000	18,001,261
Cooperatieve Centrale ±	0.79	9-7-2016	30,000,000	30,000,000
Cooperatieve Centrale	0.84	7-12-2016	25,000,000	25,004,644
Credit Agricole SA	0.32	5-2-2016	209,000,000	209,000,000
Dexia Credit Local SA (New York) ±	0.62	5-11-2016	53,000,000	53,000,000
Dexia Credit Local SA (New York) ±	0.75	6-21-2016	35,000,000	35,000,000
DG Bank (New York)	0.50	5-16-2016	75,000,000	75,000,000
DG Bank (New York)	0.60	5-11-2016	42,000,000	42,000,000
DG Bank (New York)	0.60	5-19-2016	20,000,000	20,000,000
DG Bank (New York)	0.65	8-8-2016	30,000,000	30,000,000
DG Bank (New York)	0.66	6-6-2016	5,000,000	5,000,289
DG Bank (New York)	0.68	6-20-2016	30,000,000	30,000,000
DNB Nor Bank ASA	0.30	5-2-2016	202,000,000	202,000,000
DNB Nor Bank ASA	0.81	7-14-2016	22,000,000	22,003,088
HSBC Bank plc	0.31	5-2-2016	229,000,000	229,000,000
HSBC Bank plc	0.57	5-25-2016	25,000,000	25,000,000
HSBC Bank plc 144A(z)	0.59	6-3-2016	57,000,000	56,970,107
HSBC Bank plc	0.66	6-9-2016	42,000,000	42,000,000
HSBC Bank plc ±	0.75	7-5-2016	32,000,000	32,000,000
HSBC Bank plc ±	0.76	8-1-2016	25,000,000	25,000,000
KBC Bank	0.31	5-2-2016	209,000,000	209,000,000
Kookmin Bank	0.50	5-9-2016	12,000,000	12,000,000
Lloyds Bank plc ±	0.81	7-7-2016	45,000,000	45,000,000
Mitsubishi Trust & Bank ##	0.62	5-2-2016	60,000,000	60,000,000
Mitsubishi Trust & Bank	0.65	6-16-2016	35,000,000	35,000,000
Mitsubishi UFJ Trust & Banking Corporation (z)	0.69	7-1-2016	45,000,000	44,948,335
Mitsubishi UFJ Trust & Banking Corporation (z)	0.70	7-5-2016	45,000,000	44,944,098
Mitsubishi UFJ Trust & Banking Corporation (z)	0.70	7-13-2016	30,000,000	29,958,073
Mizuho Bank Limited (z)	0.72	7-22-2016	35,000,000	34,943,400
Mizuho Bank Limited (z)	0.72	7-28-2016	30,000,000	29,947,894
Mizuho Corporate Bank (z)	0.69	5-3-2016	37,000,000	36,999,292
Mizuho Corporate Bank (z)	0.69	6-16-2016	33,000,000	32,971,587
Mizuho Corporate Bank (z)	0.70	6-3-2016	40,000,000	39,975,154
Mizuho Corporate Bank (z)	0.74	7-7-2016	25,000,000	24,966,374
National Bank of ABU Dhabi Americas NV	0.34	5-2-2016	139,000,000	139,000,000
National Bank of Kuwait	0.32	5-2-2016	50,000,000	50,000,000
Nordea Bank AB ±	0.61	5-13-2016	42,000,000	42,000,000
Norinchukin Bank	0.59	5-2-2016	60,000,000	60,000,000
Norinchukin Bank	0.60	6-10-2016	44,000,000	44,000,000
Norinchukin Bank	0.61	7-26-2016	14,100,000	14,099,663
Norinchukin Bank	0.61	7-29-2016	25,000,000	25,000,000
Oversea Chinese Banking	0.51	5-4-2016	30,000,000	30,000,000
Oversea Chinese Banking	0.51	5-13-2016	40,000,000	40,000,000
Oversea Chinese Banking	0.57	7-5-2016	55,000,000	54,999,024
Oversea Chinese Banking	0.57	7-8-2016	23,000,000	22,999,782
Skandinaviska Enskilda Banken AG	0.30	5-2-2016	187,000,000	187,000,000
Standard Chartered Bank	0.71	5-5-2016	20,000,000	20,000,000
Standard Chartered Bank	0.72	6-1-2016	40,000,000	40,000,000
Standard Chartered Bank	0.72	6-7-2016	42,000,000	42,000,000
Standard Chartered Bank	0.72	6-21-2016	42,000,000	42,000,000
Standard Chartered Bank ±	0.83	7-12-2016	20,000,000	20,000,000
State Street Bank & Trust Company ±	0.65	6-13-2016	25,000,000	25,000,000
State Street Bank & Trust Company ±	0.65	6-10-2016	25,000,000	25,000,000

1

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit (continued)
State Street Bank & Trust Company ±	0.79%	9-2-2016	$30,000,000	$30,000,000
Sumitomo Mitsui Banking Corporation	0.60	6-29-2016	60,000,000	60,000,000
Sumitomo Mitsui Banking Corporation 144A(z)	0.60	6-29-2016	65,000,000	64,937,167
Sumitomo Mitsui Banking Corporation	0.61	7-6-2016	42,000,000	42,000,000
Sumitomo Mitsui Banking Corporation 144A(z)	0.61	7-12-2016	35,000,000	34,957,893
Sumitomo Trust & Banking Corporation 144A(z)	0.62	6-28-2016	64,000,000	63,937,173
Sumitomo Trust & Banking Corporation 144A(z)	0.62	6-29-2016	65,000,000	64,935,072
Sumitomo Trust & Banking Corporation	0.62	7-7-2016	38,000,000	38,000,000
Sumitomo Trust & Banking Corporation	0.62	7-13-2016	25,000,000	25,000,000
Sumitomo Trust & Banking Corporation	0.74	5-2-2016	40,000,000	40,000,000
Toronto-Dominion Bank 144A(z)	0.47	6-6-2016	65,000,000	64,970,299
Toronto-Dominion Bank ±	0.61	5-25-2016	50,000,000	50,000,000
Toronto-Dominion Bank ±	0.62	6-2-2016	25,000,000	25,000,000
Toronto-Dominion Bank ±	0.75	7-5-2016	32,000,000	32,000,000
Total Certificates of Deposit (Cost $3,917,444,965)				3,917,444,965

Commercial Paper : 47.79%
Asset-Backed Commercial Paper : 28.46%
Albion Capital Corporation 144A(z)	0.50	5-25-2016	75,000,000	74,976,042
Anglesea Funding LLC 144A(z)	0.42	5-3-2016	45,000,000	44,999,475
Anglesea Funding LLC ±144A	0.58	7-15-2016	25,000,000	25,000,000
Anglesea Funding LLC ±144A	0.59	8-2-2016	45,000,000	45,000,000
Anglesea Funding LLC ±144A	0.59	8-10-2016	20,000,000	20,000,000
Anglesea Funding LLC ±144A	0.59	9-7-2016	45,000,000	45,000,000
Anglesea Funding LLC ±144A	0.59	9-19-2016	31,000,000	31,000,000
Anglesea Funding LLC ±144A	0.59	9-29-2016	40,000,000	40,000,000
Antalis SA 144A(z)	0.42	5-2-2016	6,000,000	6,000,000
Antalis SA 144A(z)	0.70	5-6-2016	10,000,000	9,999,222
Antalis SA 144A(z)	0.70	5-27-2016	20,000,000	19,990,278
Antalis SA 144A(z)	0.70	6-10-2016	8,000,000	7,993,933
ANZ National International Limited 144A(z)	0.65	8-22-2016	20,000,000	19,959,556
ANZ National International Limited 144A(z)	0.65	8-26-2016	20,000,000	19,958,111
Atlantic Asset Securitization Corporation ±144A	0.60	12-16-2016	40,000,000	39,999,748
Atlantic Asset Securitization Corporation ±144A	0.60	12-9-2016	40,000,000	39,999,616
Atlantic Asset Securitization Corporation ±144A	0.60	12-5-2016	40,000,000	39,999,839
Barton Capital Corporation 144A(z)	0.54	6-6-2016	15,000,000	14,992,125
Barton Capital Corporation 144A(z)	0.54	6-24-2016	7,000,000	6,994,435
Barton Capital Corporation 144A(z)	0.61	5-18-2016	10,000,000	9,997,289
Barton Capital Corporation 144A(z)	0.62	7-20-2016	20,000,000	19,972,789
Barton Capital Corporation 144A(z)	0.64	5-12-2016	34,000,000	33,993,956
Bedford Row Funding Corporation ±144A	0.78	8-1-2016	30,000,000	29,999,250
Bedford Row Funding Corporation ±144A	0.80	7-11-2016	30,000,000	30,000,000
Bedford Row Funding Corporation ±144A	0.80	7-7-2016	15,000,000	15,000,000
Bennington Stark Capital Company LLC 144A(z)	0.55	5-13-2016	10,000,000	9,998,319
Bennington Stark Capital Company LLC ±144A	0.75	5-13-2016	28,000,000	27,999,870
Charta LLC 144A(z)	0.46	6-16-2016	10,000,000	9,994,250
Chesham Finance Limited 144A(z)	0.40	5-2-2016	49,000,000	49,000,000
Collateralized Commercial Paper Company LLC ±144A	0.74	6-8-2016	43,000,000	43,000,000
Concord Minutemen Capital Company 144A(z)	0.41	5-2-2016	39,000,000	39,000,000
Concord Minutemen Capital Company 144A(z)	0.44	5-5-2016	30,000,000	29,998,900
Concord Minutemen Capital Company 144A(z)	0.51	5-3-2016	25,000,000	24,999,646
Concord Minutemen Capital Company 144A(z)	0.51	5-4-2016	20,000,000	19,999,433
Concord Minutemen Capital Company 144A(z)	0.52	6-2-2016	35,000,000	34,984,328
Concord Minutemen Capital Company 144A(z)	0.52	6-3-2016	18,000,000	17,991,680
Crown Point Capital Company LLC ±144A	0.59	8-22-2016	21,000,000	21,000,000
Crown Point Capital Company LLC ±144A	0.64	10-25-2016	50,000,000	50,000,000
Crown Point Capital Company LLC ±144A%%	0.64	11-7-2016	50,000,000	50,000,000
Gotham Funding Corporation 144A(z)	0.49	5-3-2016	35,000,000	34,999,524
Gotham Funding Corporation 144A(z)	0.49	5-11-2016	10,000,000	9,998,775
Gotham Funding Corporation 144A(z)	0.49	5-12-2016	25,000,000	24,996,597
Gotham Funding Corporation 144A(z)	0.49	5-26-2016	15,000,000	14,995,100
Gotham Funding Corporation 144A(z)	0.49	5-27-2016	10,000,000	9,996,597
Halkin Finance LLC 144A(z)	0.44	5-3-2016	15,000,000	14,999,817
Halkin Finance LLC 144A(z)	0.44	5-4-2016	30,000,000	29,999,267
Hannover Funding Company LLC 144A(z)	0.65	5-2-2016	41,000,000	41,000,000

2

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Hannover Funding Company LLC 144A(z)	0.65%	5-10-2016	$70,000,000	$69,989,889
Hannover Funding Company LLC 144A(z)	0.65	5-11-2016	75,000,000	74,987,813
Institutional Secured Funding LLC 144A(z)	0.45	5-2-2016	55,000,000	55,000,000
Institutional Secured Funding LLC 144A(z)	0.57	6-2-2016	50,000,000	49,975,458
Institutional Secured Funding LLC 144A(z)	0.60	5-11-2016	2,000,000	1,999,700
Institutional Secured Funding LLC 144A(z)	0.60	5-9-2016	35,000,000	34,995,917
Institutional Secured Funding LLC 144A(z)	0.60	5-17-2016	10,000,000	9,997,500
Kells Funding LLC 144A(z)	0.59	7-19-2016	10,000,000	9,987,217
Kells Funding LLC 144A(z)	0.59	7-21-2016	16,000,000	15,979,022
Kells Funding LLC 144A(z)	0.59	7-22-2016	20,000,000	19,973,450
Kells Funding LLC 144A(z)	0.59	7-26-2016	15,000,000	14,979,104
Kells Funding LLC 144A(z)	0.61	6-9-2016	35,000,000	34,977,464
Kells Funding LLC 144A(z)	0.61	6-13-2016	25,000,000	24,982,208
Legacy Capital Company 144A(z)	0.49	5-19-2016	10,723,000	10,720,519
Lexington Parker Capital Company LLC 144A(z)	0.36	5-2-2016	9,000,000	9,000,000
Lexington Parker Capital Company LLC 144A(z)	0.44	5-11-2016	35,000,000	34,996,150
Lexington Parker Capital Company LLC 144A(z)	0.52	6-2-2016	20,000,000	19,991,044
Lexington Parker Capital Company LLC 144A(z)	0.52	6-3-2016	18,000,000	17,991,680
Lexington Parker Capital Corporation 144A(z)	0.61	5-4-2016	30,000,000	29,998,983
Liberty Street Funding LLC 144A(z)	0.53	5-10-2016	16,000,000	15,998,116
Liberty Street Funding LLC 144A(z)	0.60	6-13-2016	20,000,000	19,986,000
Liberty Street Funding LLC 144A(z)	0.60	6-14-2016	35,000,000	34,974,917
Liberty Street Funding LLC 144A(z)	0.60	7-18-2016	35,000,000	34,955,083
LMA Americas LLC 144A(z)	0.48	6-1-2016	20,000,000	19,992,000
LMA Americas LLC 144A(z)	0.55	5-4-2016	20,000,000	19,999,389
LMA Americas LLC 144A(z)	0.65	5-26-2016	15,000,000	14,993,500
LMA Americas LLC 144A(z)	0.65	6-8-2016	20,000,000	19,986,639
LMA Americas LLC 144A(z)	0.66	5-24-2016	6,000,000	5,997,580
LMA Americas LLC 144A(z)	0.66	6-14-2016	30,000,000	29,976,350
LMA Americas LLC 144A(z)	0.68	5-10-2016	26,000,000	25,996,071
LMA Americas LLC 144A(z)	0.70	5-2-2016	40,000,000	40,000,000
Manhattan Asset Funding Company LLC (z)	0.50	5-3-2016	70,000,000	69,999,028
Manhattan Asset Funding Company LLC (z)	0.50	6-6-2016	8,000,000	7,996,111
Matchpoint Finance plc 144A(z)	0.38	5-2-2016	12,000,000	12,000,000
Matchpoint Finance plc 144A(z)	0.66	5-24-2016	18,000,000	17,992,740
Matchpoint Finance plc 144A(z)	0.66	5-25-2016	12,000,000	11,994,940
Matchpoint Finance plc 144A(z)	0.66	6-2-2016	35,000,000	34,980,109
Mountcliff Funding LLC 144A(z)	0.40	5-2-2016	25,000,000	25,000,000
Mountcliff Funding LLC 144A(z)	0.67	6-23-2016	40,000,000	39,961,289
Nieuw Amsterdam Receivable 144A(z)	0.67	6-1-2016	25,000,000	24,986,042
Nieuw Amsterdam Receivable 144A(z)	0.70	8-8-2016	20,000,000	19,961,889
Nieuw Amsterdam Receivable 144A(z)	0.70	8-22-2016	22,000,000	21,952,089
Old Line Funding LLC ±144A	0.64	6-10-2016	20,000,000	20,000,000
Regency Markets No.1 LLC 144A(z)	0.44	5-6-2016	60,000,000	59,997,067
Regency Markets No.1 LLC 144A(z)	0.44	5-9-2016	15,000,000	14,998,717
Regency Markets No.1 LLC 144A(z)	0.44	5-16-2016	40,000,000	39,993,156
Regency Markets No.1 LLC 144A(z)	0.44	5-17-2016	41,610,000	41,602,372
Regency Markets No.1 LLC 144A(z)	0.44	5-20-2016	45,000,000	44,990,100
Regency Markets No.1 LLC 144A(z)	0.44	5-25-2016	15,000,000	14,995,783
Regency Markets No.1 LLC 144A(z)	0.44	5-26-2016	20,000,000	19,994,133
Regency Markets No.1 LLC 144A(z)	0.44	5-27-2016	27,863,000	27,854,486
Ridgefield Funding Company LLC 144A(z)	0.38	5-2-2016	38,000,000	38,000,000
Ridgefield Funding Company LLC ±144A	0.57	6-30-2016	60,000,000	60,000,000
Ridgefield Funding Company LLC 144A(z)	0.62	5-3-2016	25,000,000	24,999,569
Ridgefield Funding Company LLC ±144A	0.63	9-23-2016	30,000,000	30,000,000
Ridgefield Funding Company LLC ±144A	0.65	7-7-2016	20,000,000	20,000,000
Starbird Funding Corporation ±144A	0.60	9-16-2016	32,000,000	32,000,000
Starbird Funding Corporation 144A(z)	0.63	5-5-2016	30,000,000	29,998,425
Starbird Funding Corporation 144A(z)	0.63	5-3-2016	35,000,000	34,999,388
Starbird Funding Corporation 144A(z)	0.65	6-10-2016	8,000,000	7,994,367
Starbird Funding Corporation 144A(z)	0.66	6-1-2016	15,000,000	14,991,750
Starbird Funding Corporation 144A(z)	0.66	6-3-2016	10,000,000	9,994,133
Starbird Funding Corporation 144A(z)	0.66	6-6-2016	22,000,000	21,985,883
Thunder Bay Funding LLC ±144A	0.64	6-14-2016	16,000,000	16,000,000
Versailles Commercial Paper LLC ±144A	0.60	12-8-2016	30,000,000	30,000,000
Versailles Commercial Paper LLC 144A(z)	0.63	5-5-2016	55,000,000	54,997,113
Versailles Commercial Paper LLC 144A(z)	0.63	5-6-2016	20,000,000	19,998,600
Versailles Commercial Paper LLC 144A(z)	0.63	5-9-2016	23,000,000	22,997,183

3

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Versailles Commercial Paper LLC 144A(z)	0.64%	6-13-2016	$21,000,000	$20,984,320
Versailles Commercial Paper LLC 144A(z)	0.67	7-1-2016	23,000,000	22,974,317
Versailles Commercial Paper LLC 144A(z)	0.70	8-1-2016	30,000,000	29,946,917
Victory Receivables 144A(z)	0.49	5-2-2016	13,000,000	13,000,000
Victory Receivables 144A(z)	0.49	5-4-2016	30,000,000	29,999,183
Victory Receivables 144A(z)	0.49	5-10-2016	25,000,000	24,997,278
Victory Receivables 144A(z)	0.49	5-13-2016	10,000,000	9,998,503
Victory Receivables 144A(z)	0.49	5-16-2016	10,000,000	9,998,094
Victory Receivables 144A(z)	0.49	5-19-2016	25,000,000	24,994,215
Victory Receivables 144A(z)	0.49	5-20-2016	55,000,000	54,986,525
Victory Receivables 144A(z)	0.49	5-25-2016	15,000,000	14,995,304
Victory Receivables 144A(z)	0.49	6-2-2016	20,000,000	19,991,561
Working Capital Management Company 144A(z)	0.42	5-3-2016	25,000,000	24,999,708
				3,465,228,917

Financial Company Commercial Paper : 13.30%
ASB Finance Limited ±144A	0.65	5-27-2016	21,000,000	21,000,000
Australia & New Zealand Banking Group ±144A	0.65	5-23-2016	46,000,000	46,000,000
Banco De Credito e Inversiones 144A(z)	0.84	7-1-2016	4,000,000	3,994,400
Banco De Credito e Inversiones 144A(z)	0.84	6-30-2016	42,000,000	41,942,180
Banco De Credito e Inversiones 144A(z)	0.84	7-27-2016	40,000,000	39,919,733
BNP Paribas (New York) (z)	0.78	8-15-2016	6,000,000	5,986,350
BPCE 144A(z)	0.60	7-7-2016	20,000,000	19,978,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.42	5-4-2016	40,000,000	39,999,067
Caisse Centrale Desjardins du Quebec 144A(z)	0.50	6-20-2016	40,000,000	39,972,778
Caisse Centrale Desjardins du Quebec 144A(z)	0.50	6-21-2016	35,000,000	34,975,694
Caisse Centrale Desjardins du Quebec 144A(z)	0.53	5-16-2016	30,000,000	29,993,817
Caisse Centrale Desjardins du Quebec 144A(z)	0.53	6-30-2016	24,000,000	23,979,153
Caisse Centrale Desjardins du Quebec 144A(z)	0.59	7-6-2016	18,000,000	17,980,825
Caisse Centrale Desjardins du Quebec 144A(z)	0.60	5-25-2016	15,000,000	14,994,250
Caisse Centrale Desjardins du Quebec 144A(z)	0.60	6-1-2016	30,000,000	29,985,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.60	6-28-2016	15,000,000	14,985,750
Caisse Centrale Desjardins du Quebec 144A(z)	0.60	7-8-2016	15,000,000	14,983,250
CDP Financial Incorporated 144A(z)	0.58	5-18-2016	39,250,000	39,239,882
Commonwealth Bank of Australia ±144A	0.62	6-2-2016	32,000,000	32,000,000
Commonwealth Bank of Australia ±144A	0.79	8-17-2016	30,000,000	30,000,000
CPPIB Capital Incorporated ±144A	0.71	6-15-2016	33,000,000	33,000,000
CPPIB Capital Incorporated ±144A	0.71	6-10-2016	40,000,000	40,000,000
CPPIB Capital Incorporated ±144A	0.74	7-8-2016	40,000,000	40,000,000
Credit Suisse (New York) (z)	0.82	6-13-2016	40,000,000	39,961,733
European Investment Bank (z)	0.59	6-2-2016	55,000,000	54,972,057
European Investment Bank (z)	0.60	6-3-2016	45,000,000	44,976,200
Macquarie Bank Limited 144A(z)	0.64	6-9-2016	42,000,000	41,971,848
Macquarie Bank Limited 144A(z)	0.64	6-10-2016	25,000,000	24,982,802
National Australia Bank Limited ±144A	0.77	6-17-2016	30,000,000	30,000,000
National Australia Bank Limited ±144A	0.77	8-4-2016	40,000,000	40,000,000
National Securities Clearing 144A(z)	0.45	5-20-2016	30,000,000	29,993,250
Nationwide Building Society 144A(z)	0.62	5-17-2016	40,000,000	39,989,667
NRW Bank 144A(z)	0.44	5-3-2016	45,000,000	44,999,456
NRW Bank 144A(z)	0.44	5-9-2016	50,000,000	49,995,771
NRW Bank 144A(z)	0.44	5-12-2016	15,000,000	14,998,188
NRW Bank 144A(z)	0.48	5-11-2016	25,000,000	24,997,000
NV Bank Nederlandse Gemeenten ±144A	0.61	5-6-2016	40,000,000	40,000,000
Ontario Teachers Finance 144A(z)	0.62	6-27-2016	10,000,000	9,990,356
Ontario Teachers Finance 144A(z)	0.69	5-2-2016	17,000,000	17,000,000
Ontario Teachers Finance 144A(z)	0.70	5-6-2016	17,000,000	16,998,678
Ontario Teachers Finance 144A(z)	0.70	5-27-2016	20,000,000	19,990,278
Ontario Teachers Finance 144A(z)	0.72	5-13-2016	10,000,000	9,997,800
Ontario Teachers Finance 144A(z)	0.72	6-2-2016	20,000,000	19,987,600
Ontario Teachers Finance 144A(z)	0.70	6-7-2016	25,000,000	24,982,500
PSP Capital Incorporated 144A(z)	0.56	7-28-2016	17,000,000	16,976,993
PSP Capital Incorporated 144A(z)	0.57	6-1-2016	12,000,000	11,994,300
PSP Capital Incorporated 144A(z)	0.57	6-3-2016	10,000,000	9,994,933
PSP Capital Incorporated 144A(z)	0.57	6-9-2016	8,000,000	7,995,187
Rabobank Nederland ±	0.76	7-11-2016	40,000,000	40,000,000
Shagang South Asia (Hong Kong) Trading Company (z)	1.00	5-5-2016	12,000,000	11,999,000
Suncorp Group Limited 144A(z)	0.66	6-1-2016	20,000,000	19,989,000
Suncorp Group Limited 144A(z)	0.67	6-15-2016	5,000,000	4,995,906

4

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
Suncorp Group Limited 144A(z)	0.67%	6-16-2016	$12,000,000	$11,989,950
Suncorp Group Limited 144A(z)	0.75	5-9-2016	15,000,000	14,997,813
Suncorp Group Limited 144A(z)	0.75	5-26-2016	15,000,000	14,992,500
Suncorp Group Limited 144A(z)	0.75	5-31-2016	5,000,000	4,996,979
Suncorp Group Limited 144A(z)	0.76	7-6-2016	10,000,000	9,986,278
TCl Industries Holding (z)	1.00	5-10-2016	25,000,000	24,994,444
Unibail-Rodamco 144A(z)	0.57	5-4-2016	13,000,000	12,999,588
Westpac Banking Corporation ±144A	0.61	5-16-2016	50,000,000	50,000,000
Westpac Banking Corporation ±144A	0.62	6-13-2016	55,000,000	55,000,000
				1,619,598,184

Other Commercial Paper : 6.03%
Caisse Des Depots et Consignations 144A(z)	0.57	5-9-2016	35,000,000	34,996,121
Caisse Des Depots et Consignations 144A(z)	0.58	5-16-2016	42,000,000	41,990,527
Caisse Des Depots et Consignations 144A(z)	0.59	5-17-2016	45,000,000	44,988,938
Caisse Des Depots et Consignations 144A(z)	0.59	5-20-2016	40,000,000	39,988,200
Caisse Des Depots et Consignations 144A(z)	0.60	5-19-2016	40,000,000	39,988,667
China International Marine Containers (z)	1.00	5-10-2016	80,000,000	79,982,222
China International Marine Containers (z)	1.00	5-11-2016	40,000,000	39,990,000
China Power International Development (z)	1.00	5-5-2016	20,000,000	19,998,333
China Power International Development (z)	1.00	5-10-2016	10,000,000	9,997,778
China Shipping Container Lines (z)	1.00	5-2-2016	45,000,000	45,000,000
China Shipping Container Lines (z)	1.00	5-4-2016	15,000,000	14,999,167
China Shipping Container Lines (z)	1.00	5-5-2016	15,000,000	14,998,750
China Shipping Container Lines (z)	1.00	5-11-2016	30,000,000	29,992,500
COFCO Capital Corporation (z)	0.43	5-26-2016	26,000,000	25,992,547
Erste Abwicklungsanstalt 144A(z)	0.59	7-19-2016	30,000,000	29,961,650
Erste Abwicklungsanstalt 144A(z)	0.60	7-15-2016	11,000,000	10,986,433
Erste Abwicklungsanstalt 144A(z)	0.66	8-17-2016	10,000,000	9,980,383
Erste Abwicklungsanstalt 144A(z)	0.66	8-22-2016	18,000,000	17,963,040
Florida Power & Light Company (z)	0.50	5-5-2016	15,000,000	14,999,375
Florida Power & Light Company (z)	0.51	5-4-2016	23,000,000	22,999,348
Sinochem Capital Company Limited (z)	0.45	5-16-2016	30,000,000	29,994,750
Sinochem Capital Company Limited (z)	0.45	5-19-2016	38,000,000	37,991,925
Sinochem Capital Company Limited (z)	0.90	5-4-2016	37,000,000	36,998,150
Toyota Motor Credit Corporation (z)	0.60	8-3-2016	15,000,000	14,976,750
Toyota Motor Credit Corporation (z)	0.60	8-3-2016	25,000,000	24,961,250
				734,716,804

Total Commercial Paper (Cost $5,819,543,905)				5,819,543,905

Municipal Obligations : 11.76%
Arizona : 0.25%
Other Municipal Debt : 0.25%
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.48	5-9-2016	15,000,000	14,998,600
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.48	5-10-2016	15,000,000	14,998,400
				29,997,000

California : 0.02%
Variable Rate Demand Note ø: 0.02%
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.48	11-1-2041	2,000,000	2,000,000

Colorado : 0.27%
Variable Rate Demand Note ø: 0.27%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.46	5-1-2052	32,740,000	32,740,000

5

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Connecticut : 1.62%
Variable Rate Demand Note ø: 1.62%
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.55%	4-15-2046	$197,590,000	$197,590,000

District of Columbia : 0.09%
Other Municipal Debt : 0.09%
Metropolitan Washington District of Columbia Airports Sub Series A-1 (Airport Revenue, Royal Bank of Canada LOC)	0.43	10-1-2039	11,000,000	11,000,000

Georgia : 0.54%
Variable Rate Demand Notes ø: 0.54%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.69	10-1-2039	21,570,000	21,570,000
Main Street Natural Gas Incorporated Georgia Gas Revenue Sub Series A1 (Gas Revenue, Royal Bank of Canada SPA)	0.47	8-1-2040	44,660,000	44,660,000
				66,230,000

Illinois : 0.88%
Other Municipal Debt : 0.05%
IIllinois Education Facility Authority (Education Revenue)	0.12	6-1-2016	6,000,000	5,997,282

Variable Rate Demand Note ø: 0.83%
JPMorgan Chase PUTTER/DRIVER Trust Series (GO Revenue, Societe Generale LIQ) 144A	0.48	6-1-2033	101,000,000	101,000,000

Louisiana : 0.56%
Variable Rate Demand Note ø: 0.56%
Puttable Floating Option Taxable Series TNP-1014 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.55	6-1-2045	68,120,000	68,120,000

Maryland : 0.38%
Variable Rate Demand Notes ø: 0.38%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, TD Bank NA SPA)	0.45	9-1-2033	24,000,000	24,000,000
Maryland CDA Housing & Community Residential Series F (Housing Revenue, State Street Bank & Trust Company SPA)	0.42	9-1-2044	22,590,000	22,590,000
				46,590,000

Minnesota : 0.10%
Variable Rate Demand Note ø: 0.10%
NorthStar Student Loan Trust II (Education Revenue, Royal Bank of Canada LOC)	0.44	10-1-2042	12,007,000	12,007,000

Missouri : 0.09%
Variable Rate Demand Note ø: 0.09%
Puttable Floating Option Taxable Notes Series TN-044 (Education Revenue, Bank of America NA LIQ) 144A	0.60	11-26-2032	11,000,000	11,000,000

Nevada : 0.06%
Other Municipal Debt : 0.06%
Tuckee Meadows Water Authority (Miscellaneous Revenue)	0.12	6-2-2016	6,750,000	6,747,223

6

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 0.41%
Variable Rate Demand Note ø: 0.41%
RBC Municipal Products Incorporated Taxable-Floater Certificates Series E60 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.46%	6-28-2016	$50,000,000	$50,000,000

New York : 0.51%
Variable Rate Demand Notes ø: 0.51%
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	0.75	5-1-2048	25,000,000	25,000,000
New York HFA Manhattan West Residential Housing Series B-2 (Housing Revenue, Bank of China LOC)	1.10	11-1-2049	8,000,000	8,000,000
New York Municipal Water Finance Authority Series T-30001-I (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.42	6-15-2044	15,000,000	15,000,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	0.69	7-1-2017	14,000,000	14,000,000
				62,000,000

North Carolina : 0.06%
Variable Rate Demand Note ø: 0.06%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.41	7-1-2027	6,960,000	6,960,000

North Dakota : 0.15%
Variable Rate Demand Note ø: 0.15%
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA)	0.44	1-1-2047	18,000,000	18,000,000

Ohio : 0.18%
Variable Rate Demand Notes ø: 0.18%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.40	9-1-2039	16,110,000	16,110,000
Ohio Water Development Authority Water Development Notes (Water & Sewer Revenue)	0.71	5-1-2038	5,700,000	5,700,000
				21,810,000

Oregon : 0.08%
Variable Rate Demand Note ø: 0.08%
Puttable Floating Option Taxable Series TN-011 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.69	5-1-2035	10,000,000	10,000,000

Other : 4.07%
Variable Rate Demand Notes ø: 4.07%
Clipper Tax-Exempt Certificate Trust Certificates Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) 144A	0.46	2-15-2028	26,500,000	26,500,000
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.55	12-1-2038	39,695,000	39,695,000
Residual Interest Bond Floater Trust Delnor Health System Series 2014-5UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.56	11-25-2017	21,375,000	21,375,000
Residual Interest Bond Floater Trust Series 8UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.55	12-27-2016	127,900,000	127,900,000
Residual Interest Bond Floater Trust Series 9WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.56	4-13-2018	280,000,000	280,000,000
				495,470,000

7

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania : 0.21%
Other Municipal Debt : 0.08%
Philadelphia PA Series CC-2 (Miscellaneous Revenue)	0.70%	8-1-2016	$10,000,000	$9,998,734

Variable Rate Demand Note ø: 0.13%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	0.69	7-1-2017	16,000,000	16,000,000

South Carolina : 0.11%
Other Municipal Debt : 0.11%
South Carolina Public Service (Utilities Revenue)	0.50	6-1-2016	13,000,000	13,000,000

Tennessee : 0.04%
Other Municipal Debt : 0.04%
Nashville TN Metropolitan Government (Miscellaneous Revenue)	0.38	5-2-2016	5,000,000	5,000,000

Texas : 0.70%
Variable Rate Demand Notes ø: 0.70%
Pasadena TX Independent School District Series B (GO Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.40	2-1-2035	69,900,000	69,900,000
Port Arthur TX Navigation District Daily Fina Oil and Chemical Company Project (Industrial Development Revenue)	0.51	5-1-2033	14,825,000	14,825,000
				84,725,000

Wisconsin : 0.38%
Other Municipal Debt : 0.38%
Wisconsin State Health & Educational Facilities (Health Revenue)	0.14	7-12-2016	40,840,000	40,787,797
Wisconsin State Health & Educational Facilities (Health Revenue)	0.17	5-4-2016	6,000,000	5,999,858
				46,787,655

Total Municipal Obligations (Cost $1,430,769,894)				1,430,769,894

Other Instruments : 2.71%
DBS Bank Limited Pooled Bank Deposit Product	0.44	5-2-2016	235,000,000	235,000,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product	0.39	5-2-2016	95,000,000	95,000,000
Total Other Instruments (Cost $330,000,000)				330,000,000

Other Notes : 1.93%
Corporate Bonds and Notes : 1.93%
ACTS Retirement Life Communities Incorporated ±§	0.45	11-15-2029	14,805,000	14,805,000
Providence Health & Services ±§	0.45	10-1-2042	11,675,000	11,675,000
Racetrac Capital LLC ±§	0.40	9-1-2020	12,000,000	12,000,000
SSAB AB Series A ±§	0.42	6-1-2035	3,500,000	3,500,000
Steadfast Crestvilla LLC ±§	0.44	2-1-2056	3,000,000	3,000,000
United Overseas Bank Limited	0.44	5-2-2016	190,000,000	190,000,000
Total Other Notes (Cost $234,980,000)				234,980,000

Repurchase Agreements ^^: 4.28%
Bank of America Corporation, dated 4-29-2016, maturity value $17,150,429 (1)	0.30	5-2-2016	17,150,000	17,150,000
Credit Agricole, dated 4-29-2016, maturity value $110,002,842 (2)	0.31	5-2-2016	110,000,000	110,000,000
Goldman Sachs & Company, dated 4-1-2016, maturity value $151,098,150 (3) ±§(i)¢	0.39	5-31-2016	151,000,000	151,000,000
GX Clarke & Company, dated 4-29-2016, maturity value $118,003,933 (4)	0.40	5-2-2016	118,000,000	118,000,000
JPMorgan Securities, dated 4-1-2016 maturity value $103,100,471 (5) ±§(i)¢	0.56	6-3-2016	103,000,000	103,000,000

8

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
JPMorgan Securities, dated 4-1-2016, maturity value $22,007,009 (6) ±§¢		0.37%	5-2-2016	$22,000,000	$22,000,000
Total Repurchase Agreements (Cost $521,150,000)					521,150,000

Total investments in securities (Cost $12,273,453,286)*	100.81%				12,273,453,286
Other assets and liabilities, net	(0.81)				(98,614,547)

Total net assets	100.00%				$12,174,838,739

±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(z)	Zero coupon security. The rate represents the current yield to maturity.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is issued on a when-issued basis.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(i)	Illiquid security
^^	Collateralized by:
(1)	U.S. government securities, 3.00% to 3.50%, 2-1-2043 to 9-1-2045, fair value including accrued interest is $17,664,500.
(2)	U.S. government securities, 2.50% to 4.50%, 10-1-2025 to 4-1-2046, fair value including accrued interest is $113,300,000.
(3)	U.S. government securities, 0.00% to 6.00%, 5-2-2016 to 4-15-2043, fair value including accrued interest is $155,244,813.
(4)	U.S. government securities, 1.50% to 10.50%, 7-20-2016 to 2-20-2046, fair value including accrued interest is $121,541,320.
(5)	U.S. government securities, 0.00% to 11.00%, 5-3-2016 to 4-20-2046, fair value including accrued interest is $105,448,364.
(6)	U.S. government securities, 0.00% to 11.00%, 8-8-2016 to 4-20-2046, fair value including accrued interest is $22,660,549.
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
SPA	Standby purchase agreement

9

Wells Fargo Cash Investment Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt : 46.09%
FFCB (z)	0.40%	7-15-2016	$20,000,000	$19,983,761
FFCB ±	0.41	9-23-2016	97,000,000	96,997,237
FFCB ±	0.42	5-26-2016	75,000,000	74,999,872
FFCB ±	0.43	9-25-2017	80,000,000	79,981,095
FFCB ±	0.44	2-23-2017	100,000,000	99,983,478
FFCB ±	0.45	5-5-2016	50,000,000	50,000,063
FFCB (z)	0.45	6-14-2016	20,000,000	19,989,250
FFCB ±	0.46	8-26-2016	10,000,000	10,002,436
FFCB ±	0.46	7-8-2016	30,000,000	30,002,538
FFCB (z)	0.46	8-23-2016	25,000,000	24,963,903
FFCB (z)	0.46	8-16-2016	20,000,000	19,972,911
FFCB ±	0.46	3-29-2017	35,000,000	35,014,581
FFCB ±	0.46	7-26-2017	35,000,000	34,995,591
FFCB ±	0.46	5-15-2017	50,000,000	50,014,605
FFCB ±	0.47	2-26-2018	137,735,000	137,451,916
FFCB ±	0.47	7-25-2017	84,000,000	84,034,365
FFCB ±	0.49	5-11-2016	25,000,000	24,999,969
FFCB (z)	0.50	5-10-2016	25,000,000	24,997,222
FFCB ±	0.51	2-8-2017	100,000,000	100,000,000
FFCB (z)	0.51	5-2-2016	40,000,000	40,000,000
FFCB ±	0.51	6-19-2017	200,000,000	199,987,740
FFCB ±	0.52	8-31-2016	175,000,000	174,997,038
FFCB ±	0.53	10-28-2016	50,000,000	49,999,405
FFCB ±	0.54	9-9-2016	25,000,000	24,999,527
FFCB ±	0.55	10-10-2017	100,000,000	99,937,912
FFCB (z)	0.55	1-27-2017	5,000,000	4,979,375
FFCB ±	0.57	12-4-2017	100,000,000	100,000,000
FFCB ±	0.59	11-30-2016	50,000,000	50,000,000
FFCB ±	0.59	7-21-2017	40,000,000	39,999,925
FFCB ±	0.60	4-9-2018	15,000,000	14,984,554
FFCB ±	0.64	5-25-2016	14,250,000	14,250,800
FHLB (z)	0.34	7-29-2016	100,000,000	99,916,889
FHLB (z)	0.34	7-6-2016	100,000,000	99,937,889
FHLB (z)	0.34	7-8-2016	100,000,000	99,935,978
FHLB (z)	0.35	7-20-2016	150,000,000	149,886,438
FHLB (z)	0.35	7-22-2016	196,486,000	196,333,478
FHLB (z)	0.35	7-27-2016	200,000,000	199,834,689
FHLB (z)	0.35	7-12-2016	100,000,000	99,930,972
FHLB (z)	0.35	7-18-2016	50,000,000	49,962,569
FHLB (z)	0.35	7-21-2016	100,000,000	99,922,222
FHLB (z)	0.35	7-15-2016	200,000,000	199,855,495
FHLB (z)	0.35	7-13-2016	200,000,000	199,858,200
FHLB (z)	0.37	6-16-2016	100,000,000	99,954,375
FHLB (z)	0.37	6-22-2016	150,000,000	149,921,375
FHLB (z)	0.38	5-13-2016	250,000,000	249,971,339
FHLB (z)	0.38	5-18-2016	172,000,000	171,971,144
FHLB (z)	0.38	5-6-2016	178,000,000	177,992,486
FHLB ±	0.38	5-18-2016	50,000,000	50,000,000
FHLB (z)	0.39	5-20-2016	250,000,000	249,951,875
FHLB (z)	0.39	5-11-2016	100,000,000	99,990,300
FHLB ±	0.39	6-24-2016	65,000,000	65,001,248
FHLB (z)	0.39	6-8-2016	150,000,000	149,939,875
FHLB (z)	0.39	6-10-2016	200,000,000	199,915,500
FHLB (z)	0.39	6-23-2016	100,000,000	99,943,667
FHLB (z)	0.39	6-15-2016	150,000,000	149,928,317
FHLB (z)	0.40	5-27-2016	200,000,000	199,945,035
FHLB (z)	0.40	5-25-2016	100,000,000	99,974,572
FHLB ±	0.40	6-1-2016	81,000,000	80,999,503
FHLB	0.40	7-8-2016	25,000,000	25,000,532
FHLB (z)	0.40	7-25-2016	100,000,000	99,906,667
FHLB	0.41	8-5-2016	13,090,000	13,088,300
FHLB (z)	0.41	5-4-2016	100,000,000	99,997,722
FHLB (z)	0.42	6-1-2016	250,000,000	249,913,333

1

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FHLB (z)	0.43%	9-30-2016	$142,120,000	$141,863,671
FHLB ±	0.43	7-6-2016	50,000,000	50,000,000
FHLB ±	0.43	6-20-2016	100,000,000	100,000,000
FHLB ±	0.44	3-17-2017	50,000,000	49,997,787
FHLB (z)	0.45	6-3-2016	150,000,000	149,940,444
FHLB	0.46	8-19-2016	50,000,000	49,995,448
FHLB (z)	0.47	8-12-2016	50,000,000	49,934,267
FHLB (z)	0.47	10-28-2016	100,000,000	99,769,289
FHLB (z)	0.47	8-17-2016	50,000,000	49,930,153
FHLB (z)	0.47	6-7-2016	50,000,000	49,976,500
FHLB ±	0.48	5-17-2016	10,645,000	10,645,567
FHLB	0.48	10-21-2016	100,000,000	99,991,541
FHLB ±	0.48	2-14-2017	135,000,000	134,971,328
FHLB ±	0.48	2-17-2017	32,000,000	31,980,424
FHLB ±	0.48	2-17-2017	63,250,000	63,225,989
FHLB ±	0.49	10-26-2016	30,000,000	29,999,299
FHLB ±	0.49	7-1-2016	45,000,000	44,999,556
FHLB (z)	0.49	8-10-2016	50,000,000	49,931,944
FHLB	0.50	9-28-2016	14,970,000	14,965,066
FHLB	0.52	9-9-2016	69,875,000	69,869,639
FHLB ±	0.54	5-27-2016	52,500,000	52,500,071
FHLB ±	0.54	12-23-2016	106,900,000	106,933,554
FHLB ±	0.54	8-25-2017	21,000,000	20,979,699
FHLB ±	0.55	7-15-2016	225,000,000	224,997,713
FHLB ±	0.55	10-12-2016	50,000,000	49,997,472
FHLB ±	0.56	2-10-2017	50,000,000	49,998,049
FHLB ±	0.56	2-8-2017	50,000,000	49,998,137
FHLB ±	0.57	10-25-2017	80,000,000	80,000,000
FHLB ±	0.58	11-25-2016	150,000,000	150,000,000
FHLB ±	0.61	9-11-2017	25,000,000	24,998,287
FHLB ±	0.62	9-11-2017	70,500,000	70,489,440
FHLMC (z)	0.38	6-21-2016	50,000,000	49,973,611
FHLMC ±	0.38	8-17-2016	100,000,000	100,000,000
FHLMC ±	0.39	8-24-2016	200,000,000	200,000,000
FHLMC ±	0.43	9-16-2016	75,000,000	75,000,000
FHLMC (z)	0.43	9-12-2016	100,000,000	99,841,139
FHLMC ±	0.44	1-13-2017	150,000,000	149,989,281
FHLMC ±	0.44	4-20-2017	100,000,000	99,985,209
FHLMC (z)	0.45	8-4-2016	100,000,000	99,882,500
FHLMC (z)	0.45	8-15-2016	50,000,000	49,934,375
FHLMC (z)	0.46	8-12-2016	100,000,000	99,871,083
FHLMC ±	0.48	4-27-2017	150,000,000	149,969,878
FHLMC	0.50	5-13-2016	10,385,000	10,385,452
FHLMC ±	0.51	11-14-2016	100,000,000	99,991,703
FHLMC ±	0.57	7-21-2017	150,000,000	149,981,173
FHLMC	2.00	8-25-2016	5,814,000	5,843,043
FHLMC	2.50	5-27-2016	70,073,000	70,175,240
FNMA (z)	0.35	6-2-2016	50,000,000	49,984,931
FNMA (z)	0.36	5-31-2016	50,000,000	49,985,701
FNMA (z)	0.37	6-14-2016	100,000,000	99,955,806
FNMA (z)	0.40	7-18-2016	100,000,000	99,914,444
FNMA ±	0.45	7-25-2016	10,900,000	10,901,679
FNMA ±	0.45	1-26-2017	193,000,000	193,012,642
FNMA ±	0.45	9-8-2017	100,000,000	99,986,328
FNMA ±	0.45	10-5-2017	130,000,000	129,971,668
FNMA ±	0.46	8-26-2016	30,000,000	30,007,288
FNMA ±	0.46	7-20-2017	50,000,000	49,996,873
FNMA (z)	0.49	6-1-2016	93,000,000	92,962,025
FNMA ±	0.52	10-21-2016	200,000,000	199,996,450
FNMA ±	0.77	11-21-2016	19,250,000	19,285,211
FNMA	1.25	9-28-2016	7,156,000	7,178,112
FNMA	1.38	11-15-2016	50,000,000	50,174,874
FNMA	5.25	9-15-2016	14,550,000	14,801,539
Overseas Private Investment Corporation ±§	0.36	8-15-2019	23,333,333	23,333,333
Overseas Private Investment Corporation ±§	0.36	11-20-2019	9,375,000	9,375,000

2

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
Overseas Private Investment Corporation ±§	0.36%	9-20-2022	$7,000,000	$7,000,000
Overseas Private Investment Corporation ±§	0.36	7-9-2026	91,935,000	91,935,000
Overseas Private Investment Corporation ±§	0.36	6-28-2028	5,004,000	5,004,000
Overseas Private Investment Corporation ±§	0.37	10-15-2027	94,000,000	94,000,000
Overseas Private Investment Corporation ±§	0.37	9-30-2031	12,486,640	12,486,640
Overseas Private Investment Corporation ±§	0.37	5-15-2033	6,033,939	6,033,939
Overseas Private Investment Corporation ±§	0.41	12-15-2019	41,580,000	41,580,000
Overseas Private Investment Corporation Series 1 ±§	0.36	8-15-2026	17,600,000	17,600,000
Overseas Private Investment Corporation Series 1 ±§	0.37	9-30-2031	4,916,000	4,916,000
Overseas Private Investment Corporation Series 2 ±§	0.36	1-15-2021	5,031,290	5,031,290
Overseas Private Investment Corporation Series 2 ±§	0.36	10-10-2025	8,798,220	8,798,220
Overseas Private Investment Corporation Series 2 ±§	0.37	9-30-2031	11,503,440	11,503,440
Overseas Private Investment Corporation Series 3 ±§	0.36	10-10-2025	11,437,686	11,437,686
Overseas Private Investment Corporation Series 3 ±§	0.37	7-15-2026	6,600,000	6,600,000
Overseas Private Investment Corporation Series 4 ±§	0.36	1-15-2021	5,191,200	5,191,200
Overseas Private Investment Corporation Series 4 ±§	0.37	9-30-2031	6,685,760	6,685,760
Overseas Private Investment Corporation Series 5 ±§	0.37	9-30-2031	6,882,400	6,882,400
Overseas Private Investment Corporation Series 6 ±§	0.37	9-30-2031	6,882,400	6,882,400
Overseas Private Investment Corporation Series 7 ±§	0.37	9-30-2031	3,932,800	3,932,800
Overseas Private Investment Corporation Series 8 ±§	0.37	9-30-2031	14,748,000	14,748,000
Overseas Private Investment Corporation Series 9 ±§	0.37	9-30-2031	4,621,040	4,621,040
Total Government Agency Debt (Cost $11,448,600,793)				11,448,600,793

Municipal Obligations : 0.38%
California : 0.03%
Variable Rate Demand Notes ø: 0.03%
Association of Bay Area Governments California Finance Authority Housing Gaia Building Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	9-15-2032	260,000	260,000
California Statewide CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured, FNMA LIQ)	0.42	12-15-2034	1,925,000	1,925,000
California Statewide CDA Valley Palms Apartments Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.40	5-15-2035	1,360,000	1,360,000
Oxnard CA Housing Authority SeaWind Senior Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.42	12-1-2020	3,175,000	3,175,000
				6,720,000

Florida : 0.00%
Variable Rate Demand Note ø: 0.00%
Orange County FL HFA Glenn Apartments Series D (Housing Revenue, FNMA LOC)	0.40	7-15-2034	240,000	240,000

New York : 0.12%
Variable Rate Demand Notes ø: 0.12%
New York City NY Housing Development Corporation 2 Gold Street Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.41	4-15-2036	1,400,000	1,400,000
New York HFA 38th Street Series B (Housing Revenue, FNMA LIQ)	0.40	5-15-2033	5,300,000	5,300,000
New York HFA West 17th Street (Housing Revenue, FNMA Insured, FNMA LIQ)	0.40	5-15-2039	20,000,000	20,000,000
New York State HFA 101 West End Avenue Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.41	5-15-2031	4,600,000	4,600,000
				31,300,000

3

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Virginia : 0.01%
Variable Rate Demand Note ø: 0.01%
Harrisonburg VA RDA Woodman West Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45%	6-15-2043	$1,950,000	$1,950,000

Washington : 0.11%
Variable Rate Demand Notes ø: 0.11%
Washington Housing Finance Commission Artspace Everett Lofts Series B (Housing Revenue, FHLMC LIQ)	0.41	12-1-2041	3,200,000	3,200,000
Washington Housing Finance Commission Brittany Park Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.40	11-1-2021	1,095,000	1,095,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.40	12-15-2036	2,575,000	2,575,000
Washington Housing Finance Commission Highland Park Apartments Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	7-15-2038	820,000	820,000
Washington Housing Finance Commission Inglenook Court Project (Housing Revenue, FHLMC LIQ)	0.44	7-1-2025	3,000,000	3,000,000
Washington Housing Finance Commission Interurban Senior Living Apartments Project (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.42	7-1-2052	14,640,000	14,640,000
Washington Housing Finance Commission Rolling Hills Apartments Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.40	6-15-2037	1,190,000	1,190,000
				26,520,000

Wisconsin : 0.11%
Variable Rate Demand Notes ø: 0.11%
Wisconsin PFA Affinity At Monterrey Project (Housing Revenue, East West Bank LOC)	0.40	8-1-2048	14,900,000	14,900,000
Wisconsin PFA Multifamily Housing Affinity Covington Project (Housing Revenue, FHLB LOC)	0.40	12-1-2047	12,500,000	12,500,000
				27,400,000

Total Municipal Obligations (Cost $94,130,000)				94,130,000

Repurchase Agreements ^^: 52.80%
Bank of America Corporation, dated 4-29-2016, maturity value $745,518,638 (1)	0.30	5-2-2016	745,500,000	745,500,000
Bank of Nova Scotia, dated 4-29-2016, maturity value $1,000,024,167 (2)	0.29	5-2-2016	1,000,000,000	1,000,000,000
Bank of Nova Scotia, dated 4-29-2016, maturity value $900,021,000 (3)	0.28	5-2-2016	900,000,000	900,000,000
Barclays Capital Incorporated, dated 4-29-2016, maturity value $200,005,000 (4)	0.30	5-2-2016	200,000,000	200,000,000
BNP Paribas Securities Corporation, dated 4-29-2016, maturity value $100,002,417 (5)	0.29	5-2-2016	100,000,000	100,000,000
BNP Paribas Securities Corporation, dated 4-29-2016, maturity value $650,215,713 (6)	0.29	5-2-2016	650,200,000	650,200,000
BNP Paribas Securities Corporation, dated 4-29-2016, maturity value $800,020,000 (7)	0.30	5-2-2016	800,000,000	800,000,000
Citibank NA, dated 4-28-2016, maturity value $250,014,097 (8)	0.29	5-5-2016	250,000,000	250,000,000
Citibank NA, dated 4-29-2016, maturity value $250,006,458 (9)	0.31	5-2-2016	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 4-26-2016, maturity value $250,014,583 (10)	0.30	5-3-2016	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 4-29-2016, maturity value $500,012,917 (11)	0.31	5-2-2016	500,000,000	500,000,000
Credit Agricole SA, dated 4-29-2016, maturity value $1,000,024,167 (12)	0.29	5-2-2016	1,000,000,000	1,000,000,000
Credit Agricole SA, dated 4-29-2016, maturity value $500,012,917 (13)	0.31	5-2-2016	500,000,000	500,000,000
Deutsche Bank Securities, dated 4-29-2016, maturity value $250,006,458 (14)	0.31	5-2-2016	250,000,000	250,000,000

4

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^ (continued)
Federal Reserve Bank of New York, dated 4-29-2016, maturity value $750,015,625 (15)		0.25%	5-2-2016	$750,000,000	$750,000,000
Goldman Sachs & Company, dated 4-29-2016, maturity value $100,002,333 (16)		0.28	5-2-2016	100,000,000	100,000,000
HSBC Securities, dated 4-29-2016, maturity value $300,007,250 (17)		0.29	5-2-2016	300,000,000	300,000,000
JPMorgan Securities, dated 4-29-2016, maturity value $250,006,458 (18)		0.31	5-2-2016	250,000,000	250,000,000
Merrill Pierce Fenner Smith Incorporated, dated 4-29-2016, maturity value $100,002,500 (19)		0.30	5-2-2016	100,000,000	100,000,000
Mizuho Bank, dated 4-29-2016, maturity value $500,013,750 (20)		0.33	5-2-2016	500,000,000	500,000,000
Prudential, dated 4-29-2016, maturity value $345,795,145 (21)		0.30	5-2-2016	345,786,500	345,786,500
RBC Capital Markets, dated 4-8-2016, maturity value $250,068,889 (22) (i)		0.32	5-9-2016	250,000,000	250,000,000
RBC Capital Markets, dated 4-29-2016, maturity value $600,014,500 (23)		0.29	5-2-2016	600,000,000	600,000,000
SG Americas Securities, dated 4-29-2016, maturity value $825,019,938 (24)		0.29	5-2-2016	825,000,000	825,000,000
Societe Generale, dated 4-4-2016, maturity value $250,070,833 (25)		0.34	5-4-2016	250,000,000	250,000,000
Societe Generale, dated 4-13-2016, maturity value $250,070,833 (26) (i)		0.34	5-13-2016	250,000,000	250,000,000
Societe Generale, dated 4-19-2016, maturity value $250,068,750 (27) (i)		0.33	5-19-2016	250,000,000	250,000,000
Societe Generale, dated 4-29-2016, maturity value $200,012,056 (28)		0.31	5-6-2016	200,000,000	200,000,000
Societe Generale, dated 4-29-2016, maturity value $500,012,917 (29)		0.31	5-2-2016	500,000,000	500,000,000
TD Securities, dated 4-29-2016, maturity value $250,006,250 (30)		0.30	5-2-2016	250,000,000	250,000,000
Total Repurchase Agreements (Cost $13,116,486,500)					13,116,486,500

Treasury Debt : 0.83%
U.S. Treasury Bond		7.25	5-15-2016	50,000,000	50,122,329
U.S. Treasury Note		0.50	6-15-2016	85,000,000	85,010,785
U.S. Treasury Note		1.50	6-30-2016	71,000,000	71,127,668
Total Treasury Debt (Cost $206,260,782)					206,260,782

Total investments in securities (Cost $24,865,478,075)*	100.10%				24,865,478,075
Other assets and liabilities, net	(0.10)				(24,831,891)

Total net assets	100.00%				$24,840,646,184

(z)	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(1)	U.S. government securities, 3.00% to 3.50%, 2-1-2043 to 9-1-2045, fair value including accrued interest is $767,865,000.
(2)	U.S. government securities, 0.90% to 7.25%, 4-25-2017 to 5-15-2030, fair value including accrued interest is $1,029,881,906.
(3)	U.S. government securities, 0.13% to 7.63%, 7-15-2016 to 2-15-2045, fair value including accrued interest is $918,000,004.
(4)	U.S. government securities, 0.00% to 10.70%, 5-13-2016 to 4-1-2056, fair value including accrued interest is $204,000,359.
(5)	U.S. government securities, 0.00% to 5.50%, 7-18-2016 to 11-15-2025, fair value including accrued interest is $102,000,036.
(6)	U.S. government securities, 0.00% to 8.75%, 7-15-2016 to 8-15-2044, fair value including accrued interest is $663,204,000.
(7)	U.S. government securities, 0.63% to 8.25%, 5-15-2017 to 12-1-2047, fair value including accrued interest is $823,706,464.
(8)	U.S. government securities, 0.00% to 6.25%, 1-31-2017 to 2-1-2043, fair value including accrued interest is $255,001,752.
(9)	U.S. government securities, 0.38% to 5.00%, 5-11-2017 to 9-20-2042, fair value including accrued interest is $255,000,056.
(10)	U.S. government securities, 0.13% to 4.63%, 10-31-2016 to 11-1-2042, fair value including accrued interest is $255,657,264.
(11)	U.S. government securities, 0.00% to 7.50%, 6-9-2016 to 2-20-2061, fair value including accrued interest is $510,682,161.
(12)	U.S. government securities, 2.88% to 3.75%, 8-15-2041 to 8-15-2045, fair value including accrued interest is $1,020,000,031.

5

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Government Money Market Fund

(13)	U.S. government securities, 2.50% to 4.50%, 10-1-2025 to 4-1-2046, fair value including accrued interest is $515,000,000.
(14)	U.S. government securities, 0.00% to 2.25%, 9-26-2018 to 4-15-2030, fair value including accrued interest is $255,000,057.
(15)	U.S. government securities, 1.50% to 5.50%, 2-28-2019 to 8-15-2028, fair value including accrued interest is $750,015,760.
(16)	U.S. government securities, 2.50% to 4.00%, 5-1-2027 to 9-1-2042, fair value including accrued interest is $103,000,001.
(17)	U.S. government securities, 3.50% to 4.50%, 1-11-2040 to 3-1-2046, fair value including accrued interest is $309,004,166.
(18)	U.S. government securities, 3.00% to 4.00%, 2-1-2026 to 4-1-2046, fair value including accrued interest is $257,500,103.
(19)	U.S. government security, 4.00%, 9-20-2045, fair value including accrued interest is $103,000,001.
(20)	U.S. government securities, 0.00% to 1.50%, 5-15-2016 to 2-15-2026, fair value including accrued interest is $510,000,090.
(21)	U.S. government securities, 0.00% to 3.75%, 5-15-2018 to 8-15-2045, fair value including accrued interest is $352,702,230.
(22)	U.S. government securities, 2.50% to 3.50%, 9-1-2027 to 7-1-2042, fair value including accrued interest is $257,500,000.
(23)	U.S. government securities, 1.55% to 10.50%, 10-15-2016 to 5-1-2046, fair value including accrued interest is $669,500,000.
(24)	U.S. government securities, 0.00% to 8.88%, 7-15-2016 to 2-15-2044, fair value including accrued interest is $841,500,000.
(25)	U.S. government securities, 0.00% to 4.63%, 10-6-2016 to 5-15-2045, fair value including accrued interest is $255,000,035.
(26)	U.S. government securities, 0.00% to 4.63%, 8-31-2016 to 2-15-2041, fair value including accrued interest is $255,000,064.
(27)	U.S. government securities, 0.00% to 8.50%, 7-21-2016 to 8-15-2045, fair value including accrued interest is $255,000,095.
(28)	U.S. government securities, 3.00% to 3.50%, 12-20-2045 to 1-20-2046, fair value including accrued interest is $206,000,001.
(29)	U.S. government securities, 3.00% to 4.00%, 4-20-2043 to 1-20-2046, fair value including accrued interest is $515,000,000.
(30)	U.S. government securities, 2.50% to 4.50%, 12-1-2025 to 2-1-2046, fair value including accrued interest is $257,500,001.
(i)	Illiquid security
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:
CDA	Community Development Authority
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PFA	Public Finance Authority
RDA	Redevelopment Authority

6

Wells Fargo Government Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Heritage Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 37.77%
Australia & New Zealand Banking Group	0.36%	5-3-2016	$584,000,000	$584,000,000
Bank of Montreal	0.40	5-3-2016	220,000,000	220,000,000
Bank of Montreal ±	0.79	7-19-2016	117,000,000	117,000,000
Bank of Nova Scotia ±	0.79	7-6-2016	186,000,000	186,000,000
Citibank (New York)	0.58	5-12-2016	75,000,000	75,000,000
Citibank (New York)	0.58	5-18-2016	45,000,000	45,000,000
Citibank (New York)	0.58	7-13-2016	75,000,000	75,000,000
Citibank (New York)	0.58	7-14-2016	98,000,000	98,000,000
Cooperatieve Centrale ±	0.68	7-12-2016	63,000,000	63,004,412
Cooperatieve Centrale	0.72	5-6-2016	13,000,000	13,000,262
Cooperatieve Centrale ±	0.79	9-7-2016	114,000,000	114,000,000
Cooperatieve Centrale	0.84	7-12-2016	69,000,000	69,012,818
Credit Agricole SA	0.32	5-2-2016	1,033,000,000	1,033,000,000
Dexia Credit Local SA (New York) ±	0.62	5-11-2016	175,000,000	175,000,000
Dexia Credit Local SA (New York) ±	0.75	6-21-2016	156,000,000	156,000,000
DG Bank (New York)	0.50	5-16-2016	207,000,000	207,000,000
DG Bank (New York)	0.60	5-11-2016	197,000,000	197,000,000
DG Bank (New York)	0.60	5-19-2016	59,000,000	58,999,999
DG Bank (New York)	0.65	8-8-2016	163,000,000	163,000,000
DG Bank (New York)	0.66	6-6-2016	10,000,000	10,000,578
DG Bank (New York)	0.68	6-20-2016	115,000,000	115,000,000
DNB Nor Bank ##	0.30	5-2-2016	1,004,000,000	1,004,000,000
DNB Nor Bank	0.81	7-14-2016	72,000,000	72,010,107
HSBC Bank plc	0.31	5-2-2016	1,138,000,000	1,138,000,000
HSBC Bank plc	0.57	5-25-2016	166,000,000	166,000,000
HSBC Bank plc	0.66	6-9-2016	149,000,000	149,000,000
HSBC Bank plc ±	0.75	7-5-2016	110,000,000	110,000,000
HSBC Bank plc ±	0.76	8-1-2016	166,000,000	166,000,000
KBC Bank	0.31	5-2-2016	1,033,000,000	1,033,000,000
Kookmin Bank	0.50	5-9-2016	23,000,000	23,000,000
Lloyds Bank plc ±	0.81	7-7-2016	193,000,000	193,000,000
Mitsubishi Trust & Bank	0.62	5-2-2016	168,000,000	168,000,000
Mitsubishi Trust & Bank	0.65	6-16-2016	101,000,000	101,000,000
Mitsubishi UFJ Trust & Banking Corporation (z)	0.69	7-1-2016	142,000,000	141,836,969
Mitsubishi UFJ Trust & Banking Corporation (z)	0.70	7-5-2016	143,000,000	142,822,355
Mitsubishi UFJ Trust & Banking Corporation (z)	0.70	7-13-2016	118,000,000	117,835,085
Mizuho Bank Limited (z)	0.72	7-22-2016	111,000,000	110,820,496
Mizuho Corporate Bank (z)	0.69	5-3-2016	155,000,000	154,997,034
Mizuho Corporate Bank (z)	0.69	6-16-2016	166,000,000	165,857,072
Mizuho Corporate Bank (z)	0.70	6-3-2016	98,000,000	97,939,126
Mizuho Corporate Bank (z)	0.72	7-28-2016	113,000,000	112,803,733
Mizuho Corporate Bank (z)	0.74	7-7-2016	129,000,000	128,826,491
National Bank of Kuwait	0.32	5-2-2016	610,400,000	610,400,000
Natixis (Cayman Islands)	0.30	5-2-2016	660,600,000	660,600,000
NBAD Americas NV	0.34	5-2-2016	659,000,000	659,000,000
Nordea Bank AB ±	0.61	5-13-2016	142,000,000	142,000,000
Norinchukin Bank	0.59	5-2-2016	179,000,000	179,000,000
Norinchukin Bank	0.60	6-10-2016	35,000,000	35,000,000
Norinchukin Bank	0.60	6-10-2016	160,000,000	160,000,000
Norinchukin Bank	0.61	7-29-2016	65,000,000	65,000,000
Oversea-Chinese Banking Corporation	0.51	5-4-2016	114,000,000	114,000,000
Oversea-Chinese Banking Corporation	0.51	5-13-2016	148,000,000	148,000,000
Oversea-Chinese Banking Corporation	0.57	7-5-2016	125,000,000	124,997,781
Oversea-Chinese Banking Corporation	0.57	7-8-2016	58,000,000	57,999,449
Skandinaviska Enskilda Banken AG	0.30	5-2-2016	918,000,000	918,000,000
Standard Chartered Bank	0.71	5-5-2016	170,000,000	170,000,000
Standard Chartered Bank	0.72	6-1-2016	150,000,000	150,000,000
Standard Chartered Bank	0.72	6-7-2016	101,000,000	101,000,000
Standard Chartered Bank	0.72	6-21-2016	108,000,000	108,000,000
Standard Chartered Bank ±	0.83	7-12-2016	171,000,000	171,000,000
State Street Bank & Trust Company ±	0.65	6-13-2016	117,000,000	117,000,000
State Street Bank & Trust Company ±	0.65	6-10-2016	169,000,000	169,000,000
State Street Bank & Trust Company ±	0.79	9-2-2016	114,000,000	114,000,000
Sumitomo Mitsui Banking Corporation	0.60	6-29-2016	176,000,000	176,000,000
Sumitomo Mitsui Banking Corporation	0.61	7-6-2016	146,000,000	146,000,000
Sumitomo Trust & Banking Corporation	0.62	7-7-2016	200,000,000	200,000,000
Sumitomo Trust & Banking Corporation	0.62	7-13-2016	173,000,000	173,000,000
Sumitomo Trust & Banking Corporation	0.74	5-2-2016	136,000,000	136,000,000

1

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit (continued)
Toronto-Dominion Bank ±	0.61%	5-25-2016	$184,000,000	$184,000,000
Toronto-Dominion Bank ±	0.62	6-2-2016	114,000,000	114,000,000
Toronto-Dominion Bank ±	0.75	7-5-2016	110,000,000	110,000,000
Total Certificates of Deposit (Cost $15,483,763,767)				15,483,763,767

Commercial Paper : 46.99%
Asset-Backed Commercial Paper : 25.38%
Albion Capital Corporation 144A(z)	0.50	5-25-2016	193,537,000	193,475,176
Anglesea Funding LLC 144A±	0.59	9-7-2016	100,000,000	100,000,000
Anglesea Funding LLC 144A(z)	0.42	5-3-2016	172,000,000	171,997,993
Anglesea Funding LLC 144A±	0.58	7-15-2016	70,000,000	70,000,000
Anglesea Funding LLC 144A±	0.59	8-2-2016	225,000,000	225,000,000
Anglesea Funding LLC 144A±	0.59	9-19-2016	113,000,000	113,000,000
Anglesea Funding LLC 144A±	0.59	9-7-2016	48,000,000	48,000,000
Anglesea Funding LLC 144A±	0.59	9-29-2016	58,000,000	58,000,000
Anglesea Funding LLC 144A±	0.59	8-10-2016	70,000,000	70,000,000
Antalis SA 144A(z)	0.42	5-2-2016	19,000,000	19,000,000
Antalis SA 144A(z)	0.70	5-6-2016	15,000,000	14,998,833
Antalis SA 144A(z)	0.70	5-27-2016	38,000,000	37,981,528
Antalis SA 144A(z)	0.70	6-10-2016	22,000,000	21,983,317
Atlantic Asset Securitization Corporation 144A±	0.60	12-16-2016	150,000,000	149,999,056
Atlantic Asset Securitization Corporation 144A±	0.60	12-9-2016	141,000,000	140,998,645
Atlantic Asset Securitization Corporation 144A±	0.60	12-5-2016	136,000,000	135,999,453
Barton Capital Corporation 144A(z)	0.54	6-6-2016	40,000,000	39,979,000
Barton Capital Corporation 144A(z)	0.54	6-24-2016	17,000,000	16,986,485
Barton Capital Corporation 144A(z)	0.61	5-18-2016	30,000,000	29,991,867
Barton Capital Corporation 144A(z)	0.62	7-20-2016	49,000,000	48,933,333
Barton Capital Corporation 144A(z)	0.64	5-12-2016	60,000,000	59,989,333
Bedford Row Funding Corporation 144A±	0.78	8-1-2016	114,000,000	113,997,150
Bedford Row Funding Corporation 144A±	0.80	7-11-2016	112,000,000	112,000,000
Bedford Row Funding Corporation 144A±	0.80	7-7-2016	54,000,000	54,000,000
Bennington Stark Capital Company LLC 144A(z)	0.55	5-13-2016	75,000,000	74,987,395
Bennington Stark Capital Company LLC 144A±	0.75	5-13-2016	95,000,000	94,999,560
Charta LLC 144A(z)	0.46	6-16-2016	32,000,000	31,981,600
Chesham Finance Limited 144A(z)	0.40	5-2-2016	45,000,000	45,000,000
Chesham Finance Limited 144A(z)	0.40	5-2-2016	82,000,000	82,000,000
Chesham Finance Limited 144A(z)	0.40	5-2-2016	50,000,000	50,000,000
Collateralized Commercial Paper Company LLC 144A±	0.74	6-8-2016	160,000,000	160,000,000
Concord Minutemen Capital Company 144A(z)	0.40	5-2-2016	141,000,000	141,000,000
Concord Minutemen Capital Company 144A(z)	0.44	5-5-2016	60,000,000	59,997,800
Concord Minutemen Capital Company 144A(z)	0.51	5-3-2016	69,000,000	68,999,022
Concord Minutemen Capital Company 144A(z)	0.51	5-4-2016	74,000,000	73,997,903
Concord Minutemen Capital Company 144A(z)	0.52	6-2-2016	80,000,000	79,964,177
Concord Minutemen Capital Company 144A(z)	0.52	6-3-2016	70,000,000	69,967,644
Crown Point Capital Company LLC 144A±	0.59	8-22-2016	72,000,000	72,000,000
Crown Point Capital Company LLC 144A±	0.64	10-25-2016	187,000,000	187,000,000
Crown Point Capital Company LLC 144A±%%	0.66	11-7-2016	192,000,000	192,000,000
Gotham Funding Corporation 144A(z)	0.49	5-11-2016	17,600,000	17,597,844
Gotham Funding Corporation 144A(z)	0.49	5-3-2016	85,000,000	84,998,843
Gotham Funding Corporation 144A(z)	0.49	5-12-2016	98,000,000	97,986,661
Gotham Funding Corporation 144A(z)	0.49	5-26-2016	28,000,000	27,990,853
Gotham Funding Corporation 144A(z)	0.49	5-27-2016	26,000,000	25,991,153
Halkin Finance LLC 144A(z)	0.44	5-3-2016	55,000,000	54,999,328
Halkin Finance LLC 144A(z)	0.44	5-4-2016	114,000,000	113,997,213
Institutional Secured Funding LLC 144A(z)	0.45	5-2-2016	276,000,000	276,000,000
Institutional Secured Funding LLC 144A(z)	0.57	6-2-2016	172,000,000	171,915,577
Institutional Secured Funding LLC 144A(z)	0.60	5-11-2016	5,600,000	5,599,160
Institutional Secured Funding LLC 144A(z)	0.60	5-9-2016	110,000,000	109,987,167
Institutional Secured Funding LLC 144A(z)	0.60	5-17-2016	37,000,000	36,990,750
Kells Funding LLC 144A(z)	0.59	7-19-2016	61,000,000	60,922,022
Kells Funding LLC 144A(z)	0.59	7-21-2016	80,000,000	79,895,111
Kells Funding LLC 144A(z)	0.59	7-22-2016	99,000,000	98,868,577
Kells Funding LLC 144A(z)	0.59	7-26-2016	31,000,000	30,956,815
Kells Funding LLC 144A(z)	0.61	6-9-2016	60,000,000	59,961,367
Kells Funding LLC 144A(z)	0.61	6-13-2016	118,000,000	117,916,023
Lexington Parker Capital Company LLC 144A(z)	0.36	5-2-2016	37,000,000	37,000,000
Lexington Parker Capital Company LLC 144A(z)	0.44	5-11-2016	155,000,000	154,982,950

2

Wells Fargo Heritage Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Lexington Parker Capital Company LLC 144A(z)	0.52%	6-2-2016	$68,000,000	$67,969,551
Lexington Parker Capital Company LLC 144A(z)	0.52	6-3-2016	72,000,000	71,966,720
Lexington Parker Capital Company LLC 144A(z)	0.61	5-4-2016	114,000,000	113,996,137
Liberty Street Funding LLC 144A(z)	0.53	5-10-2016	55,000,000	54,993,522
Liberty Street Funding LLC 144A(z)	0.60	6-13-2016	98,300,000	98,231,190
Liberty Street Funding LLC 144A(z)	0.60	6-14-2016	59,000,000	58,957,717
Liberty Street Funding LLC 144A(z)	0.60	7-18-2016	39,000,000	38,949,950
LMA Americas LLC 144A(z)	0.66	6-10-2016	92,000,000	91,934,220
LMA Americas LLC 144A(z)	0.48	6-1-2016	55,150,000	55,127,940
LMA Americas LLC 144A(z)	0.55	5-4-2016	57,100,000	57,098,255
LMA Americas LLC 144A(z)	0.65	5-26-2016	42,100,000	42,081,757
LMA Americas LLC 144A(z)	0.65	6-8-2016	79,000,000	78,947,224
LMA Americas LLC 144A(z)	0.66	5-24-2016	24,000,000	23,990,320
LMA Americas LLC 144A(z)	0.66	6-14-2016	10,000,000	9,992,117
LMA Americas LLC 144A(z)	0.68	5-9-2016	14,800,000	14,798,043
LMA Americas LLC 144A(z)	0.70	5-2-2016	208,000,000	208,000,000
Manhattan Asset Funding Company LLC (z)	0.50	5-2-2016	24,583,000	24,583,000
Manhattan Asset Funding Company LLC (z)	0.50	5-3-2016	98,000,000	97,998,639
Manhattan Asset Funding Company LLC (z)	0.50	6-6-2016	18,500,000	18,491,007
Matchpoint Finance plc 144A(z)	0.38	5-2-2016	47,000,000	47,000,000
Matchpoint Finance plc 144A(z)	0.66	5-24-2016	50,000,000	49,979,833
Matchpoint Finance plc 144A(z)	0.66	5-25-2016	35,000,000	34,985,242
Matchpoint Finance plc 144A(z)	0.66	6-2-2016	109,000,000	108,938,052
Mountcliff Funding LLC 144A(z)	0.40	5-2-2016	170,000,000	170,000,000
Mountcliff Funding LLC 144A(z)	0.67	6-23-2016	147,000,000	146,857,737
Nieuw Amsterdam Receivable 144A(z)	0.67	6-1-2016	72,000,000	71,959,800
Nieuw Amsterdam Receivable 144A(z)	0.70	7-5-2016	19,022,000	19,003,401
Nieuw Amsterdam Receivable 144A(z)	0.70	8-8-2016	74,000,000	73,858,989
Old Line Funding LLC 144A±	0.64	6-10-2016	57,000,000	57,000,000
Regency Markets No.1 LLC 144A(z)	0.44	5-6-2016	154,275,000	154,267,458
Regency Markets No.1 LLC 144A(z)	0.44	5-9-2016	36,421,000	36,417,884
Regency Markets No.1 LLC 144A(z)	0.44	5-16-2016	141,030,000	141,005,868
Regency Markets No.1 LLC 144A(z)	0.44	5-20-2016	167,930,000	167,893,055
Regency Markets No.1 LLC 144A(z)	0.44	5-25-2016	71,000,000	70,980,041
Regency Markets No.1 LLC 144A(z)	0.44	5-26-2016	24,020,000	24,012,954
Regency Markets No.1 LLC 144A(z)	0.44	5-27-2016	109,000,000	108,966,695
Ridgefield Funding Company LLC 144A(z)	0.38	5-2-2016	147,000,000	147,000,000
Ridgefield Funding Company LLC 144A±	0.57	6-30-2016	169,000,000	169,000,000
Ridgefield Funding Company LLC 144A(z)	0.62	5-3-2016	69,000,000	68,998,812
Ridgefield Funding Company LLC 144A±	0.63	9-23-2016	193,000,000	193,000,000
Ridgefield Funding Company LLC 144A±	0.65	7-7-2016	172,000,000	172,000,000
Starbird Funding Corporation 144A±	0.60	9-16-2016	112,000,000	112,000,000
Starbird Funding Corporation 144A(z)	0.63	5-2-2016	100,000,000	100,000,000
Starbird Funding Corporation 144A(z)	0.63	5-5-2016	42,000,000	41,997,795
Starbird Funding Corporation 144A(z)	0.63	5-3-2016	10,000,000	9,999,825
Starbird Funding Corporation 144A(z)	0.65	6-10-2016	38,000,000	37,973,242
Starbird Funding Corporation 144A(z)	0.66	6-1-2016	32,000,000	31,982,400
Starbird Funding Corporation 144A(z)	0.66	6-3-2016	37,000,000	36,978,293
Starbird Funding Corporation 144A(z)	0.66	6-6-2016	75,000,000	74,951,875
Thunder Bay Funding LLC 144A±	0.64	6-14-2016	57,000,000	57,000,000
Versailles Commercial Paper LLC 144A±	0.60	12-8-2016	107,000,000	107,000,000
Versailles Commercial Paper LLC 144A(z)	0.63	5-5-2016	183,000,000	182,990,393
Versailles Commercial Paper LLC 144A(z)	0.63	5-6-2016	75,000,000	74,994,750
Versailles Commercial Paper LLC 144A(z)	0.63	5-9-2016	75,000,000	74,990,813
Versailles Commercial Paper LLC 144A(z)	0.64	6-13-2016	72,000,000	71,946,240
Versailles Commercial Paper LLC 144A(z)	0.67	7-1-2016	67,000,000	66,925,183
Versailles Commercial Paper LLC 144A(z)	0.70	8-1-2016	60,000,000	59,893,833
Victory Receivables 144A(z)	0.49	5-2-2016	33,000,000	33,000,000
Victory Receivables 144A(z)	0.49	5-4-2016	71,665,000	71,663,049
Victory Receivables 144A(z)	0.49	5-10-2016	106,467,000	106,455,407
Victory Receivables 144A(z)	0.49	5-12-2016	75,000,000	74,989,792
Victory Receivables 144A(z)	0.49	5-13-2016	109,000,000	108,983,681
Victory Receivables 144A(z)	0.49	5-16-2016	40,000,000	39,992,378
Victory Receivables 144A(z)	0.49	5-19-2016	23,000,000	22,994,678
Victory Receivables 144A(z)	0.49	5-20-2016	72,879,000	72,861,145
Victory Receivables 144A(z)	0.49	5-25-2016	31,000,000	30,990,295

3

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Victory Receivables 144A(z)	0.49%	6-2-2016	$43,000,000	$42,981,856
				10,402,533,737

Financial Company Commercial Paper : 16.09%
ANZ National International Limited 144A(z)	0.65	8-22-2016	75,000,000	74,848,333
ANZ National International Limited 144A(z)	0.65	8-26-2016	75,000,000	74,842,917
ASB Finance Limited 144A±	0.65	5-27-2016	72,000,000	72,000,000
Australia & New Zealand Banking Group 144A±	0.65	5-23-2016	198,000,000	198,000,000
Banco De Credito e Inversiones 144A(z)	0.84	7-1-2016	12,850,000	12,832,010
Banco De Credito e Inversiones 144A(z)	0.84	6-30-2016	100,000,000	99,862,333
Banco De Credito e Inversiones 144A(z)	0.84	7-27-2016	102,000,000	101,795,320
BNP Paribas (New York) (z)	0.78	8-15-2016	19,000,000	18,956,775
BPCE SA 144A(z)	0.60	7-7-2016	28,550,000	28,518,595
Caisse Centrale Desjardins du Quebec 144A(z)	0.42	5-4-2016	136,300,000	136,296,820
Caisse Centrale Desjardins du Quebec 144A(z)	0.50	6-20-2016	44,000,000	43,970,056
Caisse Centrale Desjardins du Quebec 144A(z)	0.50	6-21-2016	103,000,000	102,928,472
Caisse Centrale Desjardins du Quebec 144A(z)	0.53	5-16-2016	62,000,000	61,987,221
Caisse Centrale Desjardins du Quebec 144A(z)	0.53	6-30-2016	68,000,000	67,940,934
Caisse Centrale Desjardins du Quebec 144A(z)	0.60	5-25-2016	32,000,000	31,987,733
Caisse Centrale Desjardins du Quebec 144A(z)	0.60	6-1-2016	123,000,000	122,938,500
Caisse Centrale Desjardins du Quebec 144A(z)	0.60	6-28-2016	39,000,000	38,962,950
Caisse Centrale Desjardins du Quebec 144A(z)	0.60	7-8-2016	32,000,000	31,964,267
CDP Financial Incorporated 144A(z)	0.58	5-11-2016	33,500,000	33,495,142
Commonwealth Bank of Australia 144A±	0.62	6-2-2016	106,000,000	106,000,000
Commonwealth Bank of Australia 144A±	0.79	8-17-2016	112,000,000	112,000,000
CPPIB Capital Incorporated 144A±	0.71	6-15-2016	160,000,000	160,000,000
CPPIB Capital Incorporated 144A±	0.71	6-10-2016	149,000,000	149,000,000
CPPIB Capital Incorporated 144A±	0.74	7-8-2016	150,000,000	150,000,000
Credit Suisse (New York) (z)	0.82	6-13-2016	149,000,000	148,857,457
DBS Bank Limited 144A(z)	0.50	5-17-2016	65,000,000	64,986,458
European Investment Bank (z)	0.59	6-2-2016	179,000,000	178,909,058
European Investment Bank (z)	0.60	6-3-2016	138,000,000	137,927,013
HSBC Bank plc 144A(z)	0.59	6-3-2016	96,000,000	95,949,653
Macquarie Bank Limited 144A(z)	0.63	6-21-2016	65,350,000	65,292,819
Macquarie Bank Limited 144A(z)	0.64	6-9-2016	149,000,000	148,900,129
Macquarie Bank Limited 144A(z)	0.64	6-10-2016	119,000,000	118,918,138
National Australia Bank Limited 144A±	0.77	6-17-2016	108,000,000	108,000,000
National Australia Bank Limited 144A±	0.77	8-4-2016	151,000,000	151,000,000
National Securities Clearing 144A(z)	0.50	6-7-2016	61,000,000	60,969,500
Nationwide Building Society 144A(z)	0.62	5-17-2016	103,000,000	102,973,392
NRW Bank 144A(z)	0.44	5-3-2016	184,000,000	183,997,777
NRW Bank 144A(z)	0.44	5-9-2016	230,000,000	229,980,546
NRW Bank 144A(z)	0.44	5-12-2016	55,000,000	54,993,354
NRW Bank 144A(z)	0.48	5-11-2016	100,000,000	99,988,000
NV Bank Nederlandse Gemeenten 144A±	0.61	5-6-2016	150,000,000	150,000,000
Ontario Teacher Finance Trust 144A(z)	0.70	5-11-2016	25,000,000	24,995,625
Ontario Teacher Finance Trust 144A(z)	0.62	6-27-2016	53,000,000	52,948,884
Ontario Teacher Finance Trust 144A(z)	0.69	5-2-2016	76,000,000	76,000,000
Ontario Teacher Finance Trust 144A(z)	0.70	5-6-2016	67,000,000	66,994,789
Ontario Teacher Finance Trust 144A(z)	0.70	5-27-2016	75,000,000	74,963,542
Ontario Teacher Finance Trust 144A(z)	0.70	6-7-2016	70,000,000	69,951,000
Ontario Teacher Finance Trust 144A(z)	0.72	5-13-2016	83,000,000	82,981,740
Ontario Teacher Finance Trust 144A(z)	0.72	6-2-2016	124,000,000	123,923,120
PSP Capital Incorporated 144A(z)	0.56	7-28-2016	53,000,000	52,928,273
PSP Capital Incorporated 144A(z)	0.57	6-1-2016	36,833,000	36,815,504
PSP Capital Incorporated 144A(z)	0.57	6-3-2016	61,000,000	60,969,093
PSP Capital Incorporated 144A(z)	0.57	6-9-2016	39,000,000	38,976,535
Rabobank Nederland ±	0.76	7-11-2016	148,000,000	148,000,000
Shagang South Asia Trading Company (z)	1.00	5-5-2016	66,000,000	65,994,500
Sumitomo Mitsui Banking Corporation 144A(z)	0.60	6-29-2016	173,000,000	172,832,767
Sumitomo Mitsui Banking Corporation 144A(z)	0.61	7-12-2016	165,000,000	164,801,496
Sumitomo Trust & Banking Corporation 144A(z)	0.62	6-28-2016	170,000,000	169,833,117
Sumitomo Trust & Banking Corporation 144A(z)	0.62	6-29-2016	171,000,000	170,829,190
Suncorp Group Limited 144A(z)	0.66	6-1-2016	71,000,000	70,960,950
Suncorp Group Limited 144A(z)	0.67	6-15-2016	20,000,000	19,983,622
Suncorp Group Limited 144A(z)	0.67	6-16-2016	30,000,000	29,974,875
Suncorp Group Limited 144A(z)	0.74	5-26-2016	36,000,000	35,982,200
Suncorp Group Limited 144A(z)	0.75	5-9-2016	67,200,000	67,190,200

4

Wells Fargo Heritage Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
Suncorp Group Limited 144A(z)	0.75%	5-31-2016	$20,000,000	$19,987,917
Suncorp Group Limited 144A(z)	0.76	7-6-2016	37,000,000	36,949,228
TCl Industries Holding (z)	1.00	5-10-2016	68,000,000	67,984,889
Toronto-Dominion Bank 144A(z)	0.47	6-6-2016	72,000,000	71,967,100
Unibail-Rodamco 144A(z)	0.57	5-4-2016	33,000,000	32,998,955
Westpac Banking Corporation 144A±	0.61	5-16-2016	181,000,000	181,000,000
Westpac Banking Corporation 144A±	0.62	6-13-2016	173,000,000	173,000,000
				6,595,490,783

Other Commercial Paper : 5.52%
Caisse Des Depots et Consignations 144A(z)	0.57	5-9-2016	203,000,000	202,977,501
Caisse Des Depots et Consignations 144A(z)	0.58	5-16-2016	187,000,000	186,957,821
Caisse Des Depots et Consignations 144A(z)	0.59	5-17-2016	192,000,000	191,952,800
Caisse Des Depots et Consignations 144A(z)	0.59	5-20-2016	195,000,000	194,942,475
Caisse Des Depots et Consignations 144A(z)	0.60	5-19-2016	105,000,000	104,970,250
China International Marine Containers (z)	1.00	5-10-2016	199,000,000	198,955,778
China International Marine Containers (z)	1.00	5-11-2016	106,000,000	105,973,500
China Power International Development (z)	1.00	5-5-2016	66,000,000	65,994,500
China Power International Development (z)	1.00	5-9-2016	47,000,000	46,990,861
China Power International Development (z)	1.00	5-10-2016	35,000,000	34,992,222
China Shipping Container Lines (z)	1.00	5-2-2016	55,000,000	55,000,000
China Shipping Container Lines (z)	1.00	5-2-2016	27,000,000	27,000,000
China Shipping Container Lines (z)	1.00	5-4-2016	75,000,000	74,995,833
China Shipping Container Lines (z)	1.00	5-5-2016	82,000,000	81,993,167
China Shipping Container Lines (z)	1.00	5-11-2016	115,000,000	114,971,250
Erste Abwicklungsanstalt 144A(z)	0.59	7-19-2016	38,000,000	37,951,423
Erste Abwicklungsanstalt 144A(z)	0.60	7-15-2016	43,300,000	43,246,597
Erste Abwicklungsanstalt 144A(z)	0.66	8-17-2016	20,000,000	19,960,767
Erste Abwicklungsanstalt 144A(z)	0.66	8-22-2016	78,000,000	77,839,840
Sinochem Capital Company Limited (z)	0.45	5-16-2016	163,000,000	162,971,475
Sinochem Capital Company Limited (z)	0.45	5-19-2016	50,000,000	49,989,375
Sinochem Capital Company Limited (z)	0.90	5-4-2016	90,000,000	89,995,500
Toyota Motor Credit Corporation (z)	0.60	8-3-2016	30,000,000	29,953,500
Toyota Motor Credit Corporation (z)	0.60	8-3-2016	64,000,000	63,900,800
				2,264,477,235

Total Commercial Paper (Cost $19,262,501,755)				19,262,501,755

Municipal Obligations : 6.30%
Arizona : 0.21%
Other Municipal Debt : 0.21%
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.48	5-5-2016	36,000,000	35,998,560
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.48	5-9-2016	25,000,000	24,997,667
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.48	5-10-2016	23,000,000	22,997,547
				83,993,774

California : 0.43%
Other Municipal Debt : 0.32%
East Bay California Municipal Utility (Utilities Revenue)	0.10	6-2-2016	35,000,000	34,983,707
East Bay California Municipal Utility (Utilities Revenue)	0.06	5-5-2016	20,000,000	19,999,182
Los Angeles CA Metropolitan Transportation (Transportation Revenue)	0.58	5-3-2016	22,500,000	22,500,000
Turlock CA Irrigation District (Miscellaneous Revenue)	0.18	5-11-2016	52,000,000	51,993,896
				129,476,785

Variable Rate Demand Notes ø: 0.11%
RBC Municipal Products Incorporated Trust Water District Series E (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	0.48	4-5-2019	40,000,000	40,000,000

5

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.48%	11-1-2041	$6,000,000	$6,000,000
				46,000,000

Colorado : 0.49%
Variable Rate Demand Notes ø: 0.49%
Avon CO Traer Creek Metropolitan District Refunding Series 2014 (GO Revenue, BNP Paribas LOC)	0.46	10-1-2030	19,163,000	19,163,000
Colorado HFA Class II Series A-2 (Housing Revenue, FHLB SPA)	0.40	10-1-2033	6,320,000	6,320,000
Colorado HFA MFHR Class I Bonds 2006 Series A-1 (Housing Revenue, FHLB LIQ)	0.40	10-1-2036	12,310,000	12,310,000
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA)	0.40	10-1-2033	14,345,000	14,345,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.46	5-1-2052	106,695,000	106,695,000
Colorado Southern Ute Indian Tribe Reservation Series 2001 (Industrial Development Revenue)	0.42	11-1-2031	24,000,000	24,000,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	0.44	1-1-2027	19,430,000	19,430,000
				202,263,000

District of Columbia : 0.10%
Variable Rate Demand Note ø: 0.10%
Metropolitan Washington District of Columbia Airports Sub Series A-1 (Airport Revenue, Royal Bank of Canada LOC)	0.43	10-1-2039	41,000,000	41,000,000

Georgia : 0.34%
Other Municipal Debt : 0.06%
Georgia Municipal Electric Authority Series A (Electric Utilities)	0.50	5-9-2016	24,155,000	24,155,000

Variable Rate Demand Notes ø: 0.28%
JP Morgan Chase PUTTER/DRIVER Trust Series (Miscellaneous Revenue, Societe Generale LOC, National/FGIC Insured, Societe Generale LIQ) 144A	0.48	1-1-2035	33,650,000	33,650,000
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	0.65	12-1-2022	80,000,000	80,000,000
				113,650,000

Illinois : 0.32%
Other Municipal Debt : 0.13%
IIllinois Education Facility Authority (Education Revenue)	0.10	6-2-2016	15,000,000	14,993,025
IIllinois Education Facility Authority (Education Revenue)	0.12	6-1-2016	15,143,000	15,136,139
Illilnois Education Facility Authority (Education Revenue)	0.07	5-4-2016	25,000,000	24,999,269
				55,128,433

Variable Rate Demand Notes ø: 0.19%
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.43	1-1-2031	25,500,000	25,500,000
JPMorgan Chase PUTTER/DRIVER Trust Series (GO Revenue, Societe Generale LIQ) 144A	0.48	6-1-2033	51,835,000	51,835,000
				77,335,000

6

Wells Fargo Heritage Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Louisiana : 0.04%
Variable Rate Demand Note ø: 0.04%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.48%	2-1-2045	$16,280,000	$16,280,000

Maine : 0.30%
Variable Rate Demand Notes ø: 0.30%
Maine Housing Authority Series D (Housing Revenue, Royal Bank of Canada SPA)	0.44	11-15-2039	55,000,000	55,000,000
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ)	0.40	11-15-2032	39,585,000	39,585,000
Portland ME Pension Bonds (GO Revenue, Sumitomo Mitsui Banking SPA)	0.43	6-1-2026	28,675,000	28,675,000
				123,260,000

Maryland : 0.09%
Variable Rate Demand Note ø: 0.09%
Montgomery County MD Trinity Health Credit Group (Health Revenue)	0.14	12-1-2041	37,500,000	37,474,923

Michigan : 0.06%
Variable Rate Demand Note ø: 0.06%
Michigan Finance Authority Trinity Health Credit Group (Health Revenue)	0.14	12-1-2034	26,465,000	26,447,315

Minnesota : 0.06%
Variable Rate Demand Note ø: 0.06%
NorthStar Student Loan Trust II (Education Revenue, Royal Bank of Canada LOC)	0.44	10-1-2042	23,976,000	23,976,000

Nevada : 0.33%
Other Municipal Debt : 0.03%
Truckee Meadows Water Authority (Water & Sewer Revenue)	0.06	5-5-2016	13,000,000	12,999,526

Variable Rate Demand Note ø: 0.30%
Clark County NV Airport Lien Series C-1 (Airport Revenue, JPMorgan Chase & Company LOC)	0.42	7-1-2040	122,900,000	122,900,000

New Jersey : 1.23%
Variable Rate Demand Note ø: 1.23%
RBC Municipal Products Incorporated Taxable-Floater Certificates Series E60 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.46	6-28-2016	503,560,000	503,560,000

New York : 1.18%
Variable Rate Demand Notes ø: 1.18%
New York Dormitory Authority Secondary Issues Floater Series B-4 (Tax Revenue, Morgan Stanley Bank LIQ) 144A	0.48	3-15-2040	16,000,000	16,000,000
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	0.75	5-1-2048	216,550,000	216,550,000
New York HFA Manhattan West Residential Housing Series B-2 (Housing Revenue, Bank of China LOC)	1.10	11-1-2049	30,325,000	30,325,000
New York Taxable Trust Floater Series Yeshiva University (Education Revenue, Citibank NA LIQ) 144A	0.50	9-1-2024	119,500,000	119,500,000
New York Urban Development Corporate Revenue Series A3C (Tax Revenue, JPMorgan Chase & Company SPA)	0.42	3-15-2033	35,540,000	35,540,000
New York Urban Development Corporate Revenue Series A3D (Tax Revenue, JPMorgan Chase & Company SPA)	0.42	3-15-2033	37,620,000	37,620,000

7

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	0.69%	7-1-2017	$30,000,000	$30,000,000
				485,535,000

North Carolina : 0.02%
Variable Rate Demand Note ø: 0.02%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.41	7-1-2027	6,930,000	6,930,000

Ohio : 0.18%
Variable Rate Demand Notes ø: 0.18%
Cleveland-Cuyahoga County OH Carnagie 89th Garage & Service Center LLC Project Series 2007 (Health Revenue, JPMorgan Chase & Company LOC)	0.44	1-1-2037	28,340,000	28,340,000
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank LOC)	0.49	3-1-2032	23,800,000	23,800,000
Ohio Water Development Authority Water Development Notes (Water & Sewer Revenue)	0.71	5-1-2038	20,000,000	20,000,000
				72,140,000

Other : 0.03%
Variable Rate Demand Note ø: 0.03%
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.44	6-15-2036	12,000,000	12,000,000

Pennsylvania : 0.18%
Other Municipal Debt : 0.04%
Philadelphia PA Series CC-2 (Miscellaneous Revenue)	0.70	8-1-2016	17,000,000	16,997,847

Variable Rate Demand Note ø: 0.14%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	0.69	7-1-2017	55,000,000	55,000,000

South Carolina : 0.15%
Other Municipal Debt : 0.15%
South Carolina Public Service (Utilities Revenue)	0.07	5-5-2016	25,125,000	25,124,142
South Carolina Public Service (Utilities Revenue)	0.49	5-17-2016	20,000,000	20,000,000
South Carolina Public Service (Utilities Revenue)	0.50	6-1-2016	14,678,000	14,678,000
				59,802,142

Tennessee : 0.33%
Other Municipal Debt : 0.18%
Memphis TN Series A (Miscellaneous Revenue)	0.06	5-3-2016	18,400,000	18,399,781
Memphis TN Series A (Miscellaneous Revenue)	0.12	6-16-2016	11,000,000	10,993,472
Memphis TN Series A (Miscellaneous Revenue)	0.10	6-1-2016	12,500,000	12,494,861
Nashville and Davidson County TN Metropolitan Government (Miscellaneous Revenue)	0.06	5-2-2016	21,140,000	21,140,000
Nashville TN Metropolitan Government (Miscellaneous Revenue)	0.38	5-2-2016	12,500,000	12,500,000
				75,528,114

Variable Rate Demand Note ø: 0.15%
Montgomery County TN Industrial Development Bonds Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)	0.60	12-1-2024	60,000,000	60,000,000

8

Wells Fargo Heritage Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Washington : 0.03%
Other Municipal Debt : 0.03%
Port of Seattle WA Series B (Port Authority Revenue)	0.50%	5-5-2016	$14,000,000	$14,000,000

Wisconsin : 0.20%
Other Municipal Debt : 0.05%
Wisconsin State Health & Educational Facilities (Health Revenue)	0.17	5-4-2016	20,000,000	19,999,527

Variable Rate Demand Notes ø: 0.15%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)	0.44	11-1-2030	26,175,000	26,175,000
Wisconsin PFA Cleveland State University Housing Project LLC (Housing Revenue, Bank of America NA LOC)	0.40	1-1-2042	4,965,000	4,965,000
Wisconsin PFA Multifamily Housing Affinity Covington Project (Housing Revenue, FHLB LOC)	0.40	12-1-2047	10,000,000	10,000,000
Wisconsin PFA Multifamily Housing Affinity Wells Branch Project (Housing Revenue, FHLB LOC)	0.40	11-1-2047	21,775,000	21,775,000
				62,915,000

Total Municipal Obligations (Cost $2,580,747,386)				2,580,747,386

Other Instruments : 2.90%
DBS Bank Limited Pooled Bank Deposit Product	0.44	5-2-2016	705,000,000	705,000,000
FHLMC MFHR Series M004 Class A ±	0.48	5-15-2016	43,064,047	43,064,047
FHLMC MFHR Series M011 Class A ±	0.48	5-15-2016	995,000	995,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product	0.39	5-2-2016	395,000,000	395,000,000
Salt River Project Agricultural Improvement & Power District (z)	0.48	5-6-2016	45,000,000	44,997,600
Total Other Instruments (Cost $1,189,056,647)				1,189,056,647

Other Notes : 2.50%
Corporate Bonds and Notes : 2.50%
Ballenisles Country Club Notes ±§	0.80	7-2-2016	13,505,000	13,505,000
Hartford Healthcare Corporation ±§	0.42	6-8-2016	50,000,000	50,000,000
Jets Stadium Development Bonds 144A±§	0.46	7-4-2016	35,800,000	35,800,000
Jets Stadium Finance Secured Bond 144A±§	0.46	6-8-2016	22,930,000	22,930,000
Keep Memory Alive ±§	0.42	5-6-2016	34,105,000	34,105,000
Providence Health & Services ±§	0.45	6-8-2016	24,190,000	24,190,000
Racetrac Capital LLC ±§	0.40	6-8-2016	14,000,000	14,000,000
SSAB AB Series A ±	0.42	7-4-2016	15,000,000	15,000,000
SSAB AB Series B ±§	0.42	7-4-2016	20,000,000	20,000,000
Studio Sixty LLC Secured ±§	0.43	6-13-2016	14,200,000	14,200,000
United Overseas Bank Limited	0.44	5-2-2016	770,000,000	770,000,000
World Wildlife Fund ±§	0.45	6-8-2016	11,305,000	11,305,000
Total Other Notes (Cost $1,025,035,000)				1,025,035,000

Repurchase Agreements ^^: 4.56%
Bank of America NA, dated 4-29-2016, maturity value $573,964,992 (1)	0.30	5-2-2016	573,950,644	573,950,644
Credit Agricole, dated 4-29-2016, maturity value $307,007,931 (2)	0.31	5-2-2016	307,000,000	307,000,000
Goldman Sachs & Company, dated 4-1-2016, maturity value $545,354,250 (3) ±§(i)¢	0.39	5-31-2016	545,000,000	545,000,000
JPMorgan Securities, dated 4-1-2016, maturity value $372,364,560 (4) ±§(i)¢	0.56	6-3-2016	372,000,000	372,000,000
JPMorgan Securities, dated 4-1-2016, maturity value $70,022,303 (5) ±§¢	0.37	5-2-2016	70,000,000	70,000,000
Total Repurchase Agreements (Cost $1,867,950,644)				1,867,950,644

9

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name		Value
Total investments in securities (Cost $41,409,055,199)*	101.02%	$41,409,055,199
Other assets and liabilities, net	(1.02)	(419,916,083)

Total net assets	100.00%	$40,989,139,116

±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(i)	Illiquid security
§	The security is subject to a demand feature which reduces the effective maturity.
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
^^	Collateralized by:
(1)	U.S. government securities, 3.00% to 3.50%, 2-1-2043 to 9-1-2045, fair value including accrued interest is $591,169,163.
(2)	U.S. government securities, 2.50% to 4.50%, 10-1-2025 to 4-1-2046, fair value including accrued interest is $316,210,000.
(3)	U.S. government securities, 0.00% to 6.00%, 5-2-2016 to 4-15-2043, fair value including accrued interest is $560,320,683.
(4)	U.S. government securities, 0.00% to 11.00%, 5-3-2016 to 4-20-2046, fair value including accrued interest is $380,842,636.
(5)	U.S. government securities, 0.00% to 11.00%, 8-8-2016 to 4-20-2046, fair value including accrued interest is $72,101,748.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:
AGM	Assured Guaranty Municipal
DRIVER	Derivative inverse tax-exempt receipts
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
SPA	Standby purchase agreement

10

Wells Fargo Heritage Money Market Fund (the “Fund”)

Notes to Portfolio of investments –April 30, 2016 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 31.75%
Australia & New Zealand Banking Group	0.36%	5-3-2016	$46,000,000	$46,000,000
Bank of Montreal	0.40	5-3-2016	17,000,000	17,000,000
Bank of Montreal ±	0.79	7-19-2016	2,000,000	2,000,000
Bank of Nova Scotia ±	0.79	7-6-2016	6,000,000	6,000,000
Barclays Bank plc 144A(z)	0.55	5-23-2016	17,000,000	16,994,546
Citibank (New York)	0.58	5-12-2016	4,000,000	4,000,000
Citibank (New York)	0.58	5-18-2016	4,000,000	4,000,000
Citibank (New York)	0.58	7-13-2016	5,000,000	5,000,000
Citibank (New York)	0.58	7-14-2016	5,000,000	5,000,000
Cooperatieve Centrale ±	0.68	7-12-2016	5,000,000	5,000,350
Cooperatieve Centrale ±	0.79	9-7-2016	2,000,000	2,000,000
Cooperatieve Centrale	0.84	7-12-2016	2,000,000	2,000,372
Credit Agricole SA	0.32	5-2-2016	70,000,000	70,000,000
Dexia Credit Local SA (New York) ±	0.62	5-11-2016	13,000,000	13,000,000
Dexia Credit Local SA (New York) ±	0.75	6-21-2016	3,000,000	3,000,000
DG Bank (New York)	0.50	5-16-2016	8,000,000	8,000,000
DG Bank (New York)	0.60	5-11-2016	8,000,000	8,000,000
DG Bank (New York)	0.60	5-19-2016	3,000,000	3,000,000
DG Bank (New York)	0.65	8-8-2016	5,000,000	5,000,000
DG Bank (New York)	0.68	6-20-2016	4,000,000	4,000,000
DNB Nor Bank ##	0.30	5-2-2016	68,000,000	68,000,000
DNB Nor Bank	0.81	7-14-2016	2,000,000	2,000,281
HSBC Bank plc	0.31	5-2-2016	70,000,000	70,000,000
HSBC Bank plc	0.55	5-2-2016	22,707,000	22,707,000
HSBC Bank plc	0.57	5-25-2016	4,000,000	4,000,000
HSBC Bank plc	0.66	6-9-2016	3,000,000	3,000,000
HSBC Bank plc ±	0.75	7-5-2016	4,000,000	4,000,000
HSBC Bank plc ±	0.76	8-1-2016	3,000,000	3,000,000
KBC Bank	0.31	5-2-2016	70,000,000	70,000,000
Kookmin Bank	0.50	5-9-2016	3,000,000	3,000,000
Lloyds Bank plc ±	0.81	7-7-2016	5,000,000	5,000,000
Mitsubishi Trust & Bank	0.62	5-2-2016	4,000,000	4,000,000
Mitsubishi Trust & Bank	0.65	6-16-2016	10,000,000	10,000,000
Mitsubishi UFJ Trust & Banking Corporation (z)	0.69	7-1-2016	7,000,000	6,991,963
Mitsubishi UFJ Trust & Banking Corporation (z)	0.70	7-5-2016	6,000,000	5,992,546
Mizuho Corporate Bank (z)	0.69	5-3-2016	5,000,000	4,999,904
Mizuho Corporate Bank (z)	0.70	6-3-2016	5,000,000	4,996,894
Mizuho Corporate Bank (z)	0.72	7-28-2016	4,000,000	3,993,053
Mizuho Corporate Bank (z)	0.74	7-7-2016	7,000,000	6,990,585
NBAD Americas NV	0.34	5-2-2016	66,000,000	66,000,000
Nordea Bank AB ±	0.61	5-13-2016	9,000,000	9,000,000
Norinchukin Bank	0.59	5-2-2016	3,000,000	3,000,000
Norinchukin Bank	0.60	6-10-2016	6,000,000	6,000,000
Norinchukin Bank	0.61	7-29-2016	5,000,000	5,000,000
Oversea-Chinese Banking Corporation	0.51	5-4-2016	8,000,000	8,000,000
Oversea-Chinese Banking Corporation	0.51	5-13-2016	4,000,000	4,000,000
Oversea-Chinese Banking Corporation	0.57	7-5-2016	12,000,000	11,999,787
Oversea-Chinese Banking Corporation	0.57	7-8-2016	5,000,000	4,999,953
Skandinaviska Enskilda Banken AG	0.30	5-2-2016	69,000,000	69,000,000
Standard Chartered Bank	0.71	5-5-2016	5,000,000	5,000,000
Standard Chartered Bank	0.72	6-1-2016	8,000,000	8,000,000
Standard Chartered Bank	0.72	6-7-2016	5,000,000	5,000,000
Standard Chartered Bank ±	0.83	7-12-2016	5,000,000	5,000,000
State Street Bank & Trust Company ±	0.65	6-13-2016	4,000,000	4,000,000
State Street Bank & Trust Company ±	0.65	6-10-2016	4,000,000	4,000,000
State Street Bank & Trust Company ±	0.79	9-2-2016	2,000,000	2,000,000
Sumitomo Mitsui Banking Corporation	0.60	6-29-2016	10,000,000	10,000,000
Sumitomo Mitsui Banking Corporation	0.61	7-6-2016	9,000,000	9,000,000
Sumitomo Trust & Banking Corporation	0.62	7-7-2016	4,000,000	4,000,000
Sumitomo Trust & Banking Corporation	0.74	5-2-2016	4,000,000	4,000,000
Toronto-Dominion Bank ±	0.61	5-25-2016	8,000,000	8,000,000
Toronto-Dominion Bank ±	0.62	6-2-2016	8,000,000	8,000,000
Toronto-Dominion Bank ±	0.75	7-5-2016	4,000,000	4,000,000
Total Certificates of Deposit (Cost $798,667,234)				798,667,234

1

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper : 42.41%
Asset-Backed Commercial Paper : 23.45%
Albion Capital Corporation 144A(z)	0.50%	5-25-2016	$15,000,000	$14,995,208
Anglesea Funding LLC 144A(z)	0.42	5-3-2016	13,000,000	12,999,848
Anglesea Funding LLC 144A±	0.58	7-15-2016	4,000,000	4,000,000
Anglesea Funding LLC 144A±	0.59	9-7-2016	5,000,000	5,000,000
Anglesea Funding LLC 144A±	0.59	8-10-2016	5,000,000	5,000,000
Antalis SA 144A(z)	0.42	5-2-2016	3,000,000	3,000,000
Antalis SA 144A(z)	0.70	5-27-2016	1,000,000	999,514
Atlantic Asset Securitization Corporation 144A±	0.60	12-16-2016	4,000,000	3,999,975
Atlantic Asset Securitization Corporation 144A±	0.60	12-9-2016	3,000,000	2,999,971
Atlantic Asset Securitization Corporation 144A±	0.60	12-5-2016	3,000,000	2,999,988
Barton Capital Corporation 144A(z)	0.54	6-6-2016	4,000,000	3,997,900
Barton Capital Corporation 144A(z)	0.54	6-24-2016	1,000,000	999,205
Barton Capital Corporation 144A(z)	0.62	7-20-2016	4,000,000	3,994,558
Barton Capital Corporation 144A(z)	0.64	5-12-2016	1,000,000	999,822
Bedford Row Funding Corporation 144A±	0.78	8-1-2016	2,000,000	1,999,950
Bedford Row Funding Corporation 144A±	0.80	7-11-2016	4,000,000	4,000,000
Bedford Row Funding Corporation 144A±	0.80	7-7-2016	2,000,000	2,000,000
Bennington Stark Capital Company LLC 144A(z)	0.55	5-13-2016	10,000,000	9,998,319
Bennington Stark Capital Company LLC 144A±	0.75	5-13-2016	7,000,000	6,999,968
Charta LLC 144A(z)	0.46	6-16-2016	2,000,000	1,998,850
Chesham Finance Limited 144A(z)	0.40	5-2-2016	11,000,000	11,000,000
Collateralized Commercial Paper Company LLC 144A±	0.74	6-8-2016	10,000,000	10,000,000
Concord Minutemen Capital Company 144A(z)	0.41	5-2-2016	13,000,000	13,000,000
Concord Minutemen Capital Company 144A(z)	0.44	5-5-2016	7,000,000	6,999,743
Concord Minutemen Capital Company 144A(z)	0.51	5-3-2016	2,000,000	1,999,972
Concord Minutemen Capital Company 144A(z)	0.51	5-4-2016	2,000,000	1,999,943
Concord Minutemen Capital Company 144A(z)	0.52	6-2-2016	10,000,000	9,995,522
Concord Minutemen Capital Company 144A(z)	0.52	6-3-2016	7,000,000	6,996,764
Crown Point Capital Company LLC 144A±	0.59	8-22-2016	5,000,000	5,000,000
Crown Point Capital Company LLC 144A±	0.64	10-25-2016	5,000,000	5,000,000
Crown Point Capital Company LLC 144A±%%	0.66	11-7-2016	5,000,000	5,000,000
Gotham Funding Corporation 144A(z)	0.49	5-3-2016	15,000,000	14,999,796
Gotham Funding Corporation 144A(z)	0.49	5-12-2016	5,000,000	4,999,319
Gotham Funding Corporation 144A(z)	0.49	5-26-2016	4,000,000	3,998,693
Gotham Funding Corporation 144A(z)	0.49	5-27-2016	3,000,000	2,998,979
Halkin Finance LLC 144A(z)	0.44	5-3-2016	4,000,000	3,999,951
Halkin Finance LLC 144A(z)	0.44	5-4-2016	5,000,000	4,999,878
Hannover Funding Company LLC 144A(z)	0.65	5-2-2016	7,000,000	7,000,000
Hannover Funding Company LLC 144A(z)	0.65	5-10-2016	12,000,000	11,998,267
Hannover Funding Company LLC 144A(z)	0.65	5-11-2016	13,000,000	12,997,888
Institutional Secured Funding LLC 144A(z)	0.45	5-2-2016	16,000,000	16,000,000
Institutional Secured Funding LLC 144A(z)	0.57	6-2-2016	10,000,000	9,995,092
Institutional Secured Funding LLC 144A(z)	0.60	5-9-2016	4,000,000	3,999,533
Institutional Secured Funding LLC 144A(z)	0.60	5-17-2016	2,000,000	1,999,500
Kells Funding LLC 144A(z)	0.59	7-19-2016	2,000,000	1,997,443
Kells Funding LLC (z)	0.59	7-21-2016	2,000,000	1,997,378
Kells Funding LLC 144A(z)	0.59	7-22-2016	4,000,000	3,994,690
Kells Funding LLC 144A(z)	0.59	7-26-2016	3,000,000	2,995,821
Kells Funding LLC 144A(z)	0.61	6-9-2016	4,000,000	3,997,424
Kells Funding LLC 144A(z)	0.61	6-13-2016	2,000,000	1,998,577
Lexington Parker Capital Company LLC 144A(z)	0.36	5-2-2016	3,000,000	3,000,000
Lexington Parker Capital Company LLC 144A(z)	0.44	5-11-2016	7,000,000	6,999,230
Lexington Parker Capital Company LLC 144A(z)	0.52	6-2-2016	7,000,000	6,996,866
Lexington Parker Capital Company LLC 144A(z)	0.52	6-3-2016	6,000,000	5,997,227
Lexington Parker Capital Company LLC 144A(z)	0.61	5-4-2016	2,000,000	1,999,932
Liberty Street Funding LLC 144A(z)	0.53	5-10-2016	1,000,000	999,882
Liberty Street Funding LLC 144A(z)	0.60	6-13-2016	4,000,000	3,997,200
Liberty Street Funding LLC 144A(z)	0.60	6-14-2016	5,000,000	4,996,417
Liberty Street Funding LLC 144A(z)	0.60	7-18-2016	6,000,000	5,992,300
LMA Americas LLC 144A(z)	0.48	6-1-2016	4,000,000	3,998,400
LMA Americas LLC 144A(z)	0.55	5-4-2016	2,000,000	1,999,939
LMA Americas LLC 144A(z)	0.65	5-26-2016	1,000,000	999,567
LMA Americas LLC 144A(z)	0.65	6-8-2016	4,000,000	3,997,328
LMA Americas LLC 144A(z)	0.66	6-14-2016	15,000,000	14,988,175
LMA Americas LLC 144A(z)	0.68	5-10-2016	3,000,000	2,999,547
LMA Americas LLC 144A(z)	0.70	5-2-2016	10,000,000	10,000,000
Manhattan Asset Funding Company LLC (z)	0.50	5-3-2016	15,000,000	14,999,792

2

Wells Fargo Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Manhattan Asset Funding Company LLC (z)	0.50%	6-6-2016	$2,000,000	$1,999,028
Matchpoint Finance plc 144A(z)	0.38	5-2-2016	4,000,000	4,000,000
Matchpoint Finance plc 144A(z)	0.66	5-24-2016	1,000,000	999,597
Matchpoint Finance plc 144A(z)	0.66	5-25-2016	1,000,000	999,578
Matchpoint Finance plc 144A(z)	0.66	6-2-2016	2,000,000	1,998,863
Mountcliff Funding LLC 144A(z)	0.40	5-2-2016	4,000,000	4,000,000
Mountcliff Funding LLC 144A(z)	0.67	6-23-2016	10,000,000	9,990,322
Nieuw Amsterdam Receivable 144A(z)	0.53	7-5-2016	2,000,000	1,998,044
Nieuw Amsterdam Receivable 144A(z)	0.67	6-1-2016	1,000,000	999,442
Nieuw Amsterdam Receivable 144A(z)	0.70	8-8-2016	2,000,000	1,996,189
Nieuw Amsterdam Receivable 144A(z)	0.70	8-22-2016	2,000,000	1,995,644
Old Line Funding LLC 144A±	0.64	6-10-2016	2,000,000	2,000,000
Regency Markets No.1 LLC 144A(z)	0.44	5-6-2016	10,000,000	9,999,511
Regency Markets No.1 LLC 144A(z)	0.44	5-9-2016	4,000,000	3,999,658
Regency Markets No.1 LLC 144A(z)	0.44	5-16-2016	8,000,000	7,998,631
Regency Markets No.1 LLC 144A(z)	0.44	5-20-2016	4,000,000	3,999,120
Regency Markets No.1 LLC 144A(z)	0.44	5-25-2016	12,000,000	11,996,627
Regency Markets No.1 LLC 144A(z)	0.44	5-26-2016	3,000,000	2,999,120
Regency Markets No.1 LLC 144A(z)	0.44	5-27-2016	10,000,000	9,996,944
Ridgefield Funding Company LLC 144A(z)	0.38	5-2-2016	11,000,000	11,000,000
Ridgefield Funding Company LLC 144A±	0.57	6-30-2016	14,000,000	14,000,000
Ridgefield Funding Company LLC 144A(z)	0.62	5-3-2016	2,000,000	1,999,966
Ridgefield Funding Company LLC 144A±	0.65	7-7-2016	4,000,000	4,000,000
Starbird Funding Corporation 144A±	0.60	9-16-2016	2,000,000	2,000,000
Starbird Funding Corporation 144A(z)	0.63	5-5-2016	2,000,000	1,999,895
Starbird Funding Corporation 144A(z)	0.63	5-3-2016	2,000,000	1,999,965
Starbird Funding Corporation 144A(z)	0.65	6-10-2016	3,000,000	2,997,888
Starbird Funding Corporation 144A(z)	0.66	6-1-2016	1,000,000	999,450
Starbird Funding Corporation 144A(z)	0.66	6-3-2016	1,000,000	999,413
Starbird Funding Corporation 144A(z)	0.66	6-6-2016	1,000,000	999,358
Thunder Bay Funding LLC 144A±	0.64	6-14-2016	4,000,000	4,000,000
Versailles Commercial Paper LLC 144A±	0.60	12-8-2016	7,000,000	7,000,000
Versailles Commercial Paper LLC 144A(z)	0.63	5-5-2016	4,000,000	3,999,790
Versailles Commercial Paper LLC 144A(z)	0.63	5-6-2016	2,000,000	1,999,860
Versailles Commercial Paper LLC 144A(z)	0.63	5-9-2016	1,000,000	999,878
Versailles Commercial Paper LLC 144A(z)	0.64	6-13-2016	5,000,000	4,996,267
Versailles Commercial Paper LLC 144A(z)	0.67	7-1-2016	6,000,000	5,993,300
Versailles Commercial Paper LLC 144A(z)	0.70	8-1-2016	5,000,000	4,991,153
Victory Receivables 144A(z)	0.49	5-2-2016	3,000,000	3,000,000
Victory Receivables 144A(z)	0.49	5-4-2016	6,000,000	5,999,837
Victory Receivables 144A(z)	0.49	5-10-2016	8,000,000	7,999,129
Victory Receivables 144A(z)	0.49	5-13-2016	5,000,000	4,999,251
Victory Receivables 144A(z)	0.49	5-19-2016	5,000,000	4,998,843
Victory Receivables 144A(z)	0.49	5-20-2016	7,000,000	6,998,285
Victory Receivables 144A(z)	0.49	5-25-2016	3,000,000	2,999,061
Working Capital Management Company 144A(z)	0.42	5-3-2016	10,000,000	9,999,883
				589,841,841

Financial Company Commercial Paper : 13.04%
ANZ Banking Group Limited 144A(z)	0.65	8-22-2016	4,000,000	3,991,911
ANZ Banking Group Limited 144A(z)	0.65	8-26-2016	4,000,000	3,991,622
ASB Finance Limited 144A±	0.65	5-27-2016	5,000,000	5,000,000
Banco de Credito e Inversiones 144A(z)	0.84	6-30-2016	6,000,000	5,991,740
Banco de Credito e Inversiones 144A(z)	0.84	7-27-2016	4,000,000	3,991,973
BPCE SA 144A(z)	0.60	7-7-2016	7,000,000	6,992,300
Caisse Centrale Desjardins du Quebec 144A(z)	0.42	5-4-2016	8,000,000	7,999,813
Caisse Centrale Desjardins du Quebec 144A(z)	0.50	6-20-2016	10,000,000	9,993,194
Caisse Centrale Desjardins du Quebec 144A(z)	0.50	6-21-2016	7,000,000	6,995,139
Caisse Centrale Desjardins du Quebec 144A(z)	0.53	5-16-2016	5,000,000	4,998,969
Caisse Centrale Desjardins du Quebec 144A(z)	0.53	6-30-2016	4,000,000	3,996,526
Caisse Centrale Desjardins du Quebec 144A(z)	0.59	7-6-2016	5,000,000	4,994,674
Caisse Centrale Desjardins du Quebec 144A(z)	0.60	5-25-2016	2,000,000	1,999,233
Caisse Centrale Desjardins du Quebec 144A(z)	0.60	6-1-2016	4,000,000	3,998,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.60	7-8-2016	2,000,000	1,997,767
CDP Financial Incorporated 144A(z)	0.58	5-18-2016	4,000,000	3,998,969
Commonwealth Bank of Australia	0.62	6-2-2016	7,000,000	7,000,000
Commonwealth Bank of Australia 144A±	0.79	8-17-2016	7,000,000	7,000,000

3

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
CPPIB Capital Incorporated 144A±	0.71%	6-15-2016	$5,000,000	$5,000,000
CPPIB Capital Incorporated 144A±	0.71	6-10-2016	5,000,000	5,000,000
CPPIB Capital Incorporated 144A±	0.74	7-8-2016	4,000,000	4,000,000
Credit Suisse (New York) (z)	0.82	6-13-2016	3,000,000	2,997,130
European Investment Bank (z)	0.59	6-2-2016	9,000,000	8,995,428
European Investment Bank (z)	0.60	6-3-2016	10,000,000	9,994,711
HSBC Bank plc 144A(z)	0.59	6-3-2016	17,000,000	16,991,084
Macquarie Bank Limited 144A(z)	0.64	6-9-2016	3,000,000	2,997,989
Macquarie Bank Limited 144A(z)	0.64	6-10-2016	4,000,000	3,997,248
National Australia Bank Limited 144A±	0.77	6-17-2016	7,000,000	7,000,000
National Australia Bank Limited 144A±	0.77	8-4-2016	3,000,000	3,000,000
National Securities Clearing 144A(z)	0.45	5-20-2016	15,000,000	14,996,625
National Securities Clearing 144A(z)	0.50	6-7-2016	3,000,000	2,998,500
Nationwide Building Society 144A(z)	0.62	5-17-2016	6,000,000	5,998,450
NRW Bank 144A(z)	0.44	5-3-2016	12,000,000	11,999,855
NRW Bank 144A(z)	0.44	5-9-2016	10,000,000	9,999,154
NV Bank Nederlandse Gemeenten 144A±	0.61	5-6-2016	10,000,000	10,000,000
Ontario Teacher Finance Trust 144A(z)	0.62	6-27-2016	3,000,000	2,997,107
Ontario Teacher Finance Trust 144A(z)	0.69	5-2-2016	3,000,000	3,000,000
Ontario Teacher Finance Trust 144A(z)	0.70	5-6-2016	2,000,000	1,999,844
Ontario Teacher Finance Trust 144A(z)	0.70	5-27-2016	4,000,000	3,998,056
Ontario Teacher Finance Trust 144A(z)	0.70	6-7-2016	2,000,000	1,998,600
Ontario Teacher Finance Trust 144A(z)	0.72	5-13-2016	3,000,000	2,999,340
Ontario Teacher Finance Trust 144A(z)	0.72	6-2-2016	5,000,000	4,996,900
PSP Capital Incorporated 144A(z)	0.56	7-28-2016	2,000,000	1,997,293
PSP Capital Incorporated 144A(z)	0.57	6-1-2016	1,000,000	999,525
PSP Capital Incorporated 144A(z)	0.57	6-3-2016	1,000,000	999,493
PSP Capital Incorporated 144A(z)	0.57	6-9-2016	3,000,000	2,998,195
Rabobank Nederland ±	0.76	7-11-2016	5,000,000	5,000,000
Shagang South Asia Trading Company (z)	1.00	5-5-2016	4,000,000	3,999,667
Sumitomo Mitsui Banking Corporation 144A(z)	0.60	6-29-2016	8,000,000	7,992,267
Sumitomo Trust & Banking Corporation 144A(z)	0.62	6-28-2016	8,000,000	7,992,147
Sumitomo Trust & Banking Corporation 144A(z)	0.62	6-29-2016	10,000,000	9,990,011
Suncorp Group Limited 144A(z)	0.66	6-1-2016	1,000,000	999,450
Suncorp Group Limited 144A(z)	0.67	6-16-2016	2,000,000	1,998,325
Suncorp Group Limited 144A(z)	0.75	5-9-2016	2,000,000	1,999,708
Suncorp Group Limited 144A(z)	0.75	5-26-2016	2,000,000	1,999,000
Suncorp Group Limited 144A(z)	0.76	7-6-2016	2,000,000	1,997,256
TCl Industries Holding (z)	1.00	5-10-2016	4,000,000	3,999,111
Toronto-Dominion Bank 144A(z)	0.47	6-6-2016	4,000,000	3,998,172
Unibail-Rodamco 144A(z)	0.57	5-4-2016	3,000,000	2,999,905
Westpac Banking Corporation 144A±	0.61	5-16-2016	11,000,000	11,000,000
Westpac Banking Corporation 144A±	0.62	6-13-2016	12,000,000	12,000,000
				327,847,376

Other Commercial Paper : 5.92%
Caisse Des Depots et Consignations 144A(z)	0.57	5-9-2016	8,000,000	7,999,113
Caisse Des Depots et Consignations 144A(z)	0.58	5-16-2016	10,000,000	9,997,744
Caisse Des Depots et Consignations 144A(z)	0.59	5-17-2016	8,000,000	7,998,033
Caisse Des Depots et Consignations 144A(z)	0.59	5-20-2016	10,000,000	9,997,050
Caisse Des Depots et Consignations 144A(z)	0.60	5-19-2016	4,000,000	3,998,867
China International Marine Containers (z)	1.00	5-10-2016	16,000,000	15,996,444
China International Marine Containers (z)	1.00	5-11-2016	3,000,000	2,999,250
China Power International Development (z)	1.00	5-5-2016	3,000,000	2,999,750
China Power International Development (z)	1.00	5-10-2016	4,000,000	3,999,111
China Shipping Container Lines (z)	1.00	5-2-2016	14,000,000	14,000,000
China Shipping Container Lines (z)	1.00	5-4-2016	4,000,000	3,999,778
China Shipping Container Lines (z)	1.00	5-5-2016	10,000,000	9,999,167
China Shipping Container Lines (z)	1.00	5-11-2016	3,000,000	2,999,250
COFCO Capital Corporation (z)	0.43	5-26-2016	15,000,000	14,995,700
Erste Abwicklungsanstalt 144A(z)	0.59	7-19-2016	5,000,000	4,993,608
Erste Abwicklungsanstalt 144A(z)	0.60	7-15-2016	2,000,000	1,997,533
Erste Abwicklungsanstalt 144A(z)	0.66	8-22-2016	3,000,000	2,993,840
Florida Power & Light Company (z)	0.51	5-4-2016	5,000,000	4,999,858
Sinochem Capital Company Limited (z)	0.45	5-16-2016	5,000,000	4,999,125
Sinochem Capital Company Limited (z)	0.45	5-19-2016	8,000,000	7,998,300
Sinochem Capital Company Limited (z)	0.90	5-4-2016	2,000,000	1,999,900

4

Wells Fargo Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Other Commercial Paper (continued)
Toyota Motor Credit Corporation (z)	0.60%	8-3-2016	$7,000,000	$6,989,150
				148,950,571

Total Commercial Paper (Cost $1,066,639,788)				1,066,639,788

Municipal Obligations : 12.42%
Arizona : 0.48%
Other Municipal Debt : 0.48%
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.48	5-5-2016	3,000,000	2,999,880
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.48	5-9-2016	4,000,000	3,999,627
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.48	5-10-2016	5,000,000	4,999,467
				11,998,974

Colorado : 0.58%
Variable Rate Demand Note ø: 0.58%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.46	5-1-2052	14,675,000	14,675,000

Connecticut : 1.39%
Variable Rate Demand Note ø: 1.39%
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.55	4-15-2046	35,075,000	35,075,000

District of Columbia : 0.08%
Variable Rate Demand Note ø: 0.08%
Metropolitan Washington District of Columbia Airports Sub Series A-1 (Airport Revenue, Royal Bank of Canada LOC)	0.43	10-1-2039	2,000,000	2,000,000

Georgia : 0.44%
Other Municipal Debt : 0.08%
Georgia Municipal Electric Authority Series A (Utilities Revenue)	0.50	5-9-2016	2,000,000	2,000,000

Variable Rate Demand Notes ø: 0.36%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.69	10-1-2039	4,935,000	4,935,000
Main Street Natural Gas Incorporated Sub Series A1 (Utilities Revenue, Royal Bank of Canada SPA)	0.47	8-1-2040	4,000,000	4,000,000
				8,935,000

Illinois : 2.74%
Other Municipal Debt : 0.08%
Illilnois Education Facility Authority (Education Revenue)	0.07	5-4-2016	2,000,000	1,999,941

Variable Rate Demand Notes ø: 2.66%
JPMorgan Chase PUTTER/DRIVER Trust Series (GO Revenue, Societe Generale LIQ) 144A	0.48	6-1-2033	25,000,000	25,000,000
Residual Interest Bond Floater Trust Delnor Health System Series 2014 (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.56	11-25-2017	7,000,000	7,000,000
Residual Interest Bond Floater Trust Series 8UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.55	12-27-2016	35,000,000	35,000,000
				67,000,000

5

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Louisiana : 0.66%
Variable Rate Demand Note ø: 0.66%
Puttable Floating Option Taxable Series TNP-1014 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.55%	6-1-2045	$16,625,000	$16,625,000

Maryland : 0.08%
Variable Rate Demand Note ø: 0.08%
Maryland CDA Housing & Community Residential Series F (Housing Revenue, State Street Bank & Trust Company SPA)	0.42	9-1-2044	1,965,000	1,965,000

Missouri : 0.23%
Variable Rate Demand Note ø: 0.23%
Puttable Floating Option Taxable Notes Series TN-044 (Education Revenue, Bank of America NA LIQ) 144A	0.60	11-26-2032	5,700,000	5,700,000

Nevada : 0.12%
Other Municipal Debt : 0.12%
Truckee Meadows Water Authority (Water & Sewer Revenue)	0.06	5-5-2016	3,000,000	2,999,891

New Jersey : 0.20%
Variable Rate Demand Note ø: 0.20%
RBC Municipal Products Incorporated Taxable-Floater Certificates Series E60 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.46	6-28-2016	5,000,000	5,000,000

New York : 0.48%
Variable Rate Demand Notes ø: 0.48%
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	0.75	5-1-2048	10,000,000	10,000,000
New York Municipal Water Finance Authority Series T-30001-I (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.42	6-15-2044	1,000,000	1,000,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	0.69	7-1-2017	1,000,000	1,000,000
				12,000,000

North Carolina : 0.10%
Variable Rate Demand Note ø: 0.10%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.41	7-1-2027	2,610,000	2,610,000

North Dakota : 0.20%
Variable Rate Demand Note ø: 0.20%
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA)	0.44	1-1-2047	5,000,000	5,000,000

Ohio : 0.18%
Variable Rate Demand Note ø: 0.18%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.40	9-1-2039	4,580,000	4,580,000

Oregon : 0.20%
Variable Rate Demand Note ø: 0.20%
Puttable Floating Option Taxable Series TN-011 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.69	5-1-2035	5,000,000	5,000,000

6

Wells Fargo Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Other : 2.40%
Variable Rate Demand Notes ø: 2.40%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.46%	2-15-2028	$2,000,000	$2,000,000
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.55	12-1-2038	5,575,000	5,575,000
Residual Interest Bond Floater Trust Series 9WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.56	4-13-2018	52,900,000	52,900,000
				60,475,000

Pennsylvania : 0.20%
Other Municipal Debt : 0.08%
Philadelphia PA Series CC-2 (Miscellaneous Revenue)	0.70	8-1-2016	2,000,000	1,999,747

Variable Rate Demand Note ø: 0.12%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	0.69	7-1-2017	3,000,000	3,000,000

South Carolina : 0.28%
Other Municipal Debt : 0.28%
South Carolina Public Service (Utilities Revenue)	0.50	6-1-2016	7,000,000	7,000,000

Tennessee : 0.12%
Other Municipal Debt : 0.12%
Nashville and Davidson County TN Metropolitan Government (Miscellaneous Revenue)	0.06	5-2-2016	3,000,000	3,000,000

Texas : 0.28%
Variable Rate Demand Notes ø: 0.28%
Pasadena TX Independent School District Series B (GO Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.40	2-1-2035	5,000,000	5,000,000
Port Arthur TX Navigation District Daily Fina Oil and Chemical Company Project (Industrial Development Revenue)	0.51	5-1-2033	2,000,000	2,000,000
				7,000,000

Washington : 0.08%
Other Municipal Debt : 0.08%
Port of Seattle WA Series B (Port Authority Revenue)	0.50	5-5-2016	2,000,000	2,000,000

Wisconsin : 0.90%
Other Municipal Debt : 0.36%
Wisconsin State Health & Educational Facilities (Health Revenue)	0.14	7-12-2016	6,000,000	5,992,331
Wisconsin State Health & Educational Facilities (Health Revenue)	0.17	5-4-2016	3,000,000	2,999,929
				8,992,260

Variable Rate Demand Note ø: 0.54%
Wisconsin PFA Cleveland State University Housing Project LLC (Housing Revenue, Bank of America NA LOC)	0.40	1-1-2042	13,680,000	13,680,000

Total Municipal Obligations (Cost $312,310,813)				312,310,813

Other Instruments : 2.78%
DBS Bank Limited Pooled Bank Deposit Product §	0.44	1-1-2050	60,000,000	60,000,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product §	0.39	1-1-2050	10,000,000	10,000,000
Total Other Instruments (Cost $70,000,000)				70,000,000

7

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Other Notes : 2.03%
Corporate Bonds and Notes : 2.03%
Providence Health & Services ±§		0.45%	10-1-2042	$5,840,000	$5,840,000
Racetrac Capital LLC ±§		0.40	9-1-2020	4,250,000	4,250,000
SSAB AB Series A ±§		0.42	6-1-2035	1,000,000	1,000,000
United Overseas Bank Limited §		0.44	1-1-2050	40,000,000	40,000,000
Total Other Notes (Cost $51,090,000)					51,090,000

Repurchase Agreements ^^: 9.52%
Bank of America Corporation, dated 4-29-2016, maturity value $92,351,650 (1)		0.30	5-2-2016	92,349,341	92,349,341
Credit Agricole, dated 4-29-2016, maturity value $57,001,473 (2)		0.31	5-2-2016	57,000,000	57,000,000
Goldman Sachs & Company, dated 4-1-2016, maturity value $37,024,050 (3) §(i)¢±		0.39	5-31-2016	37,000,000	37,000,000
GX Clarke & Company, dated 4-29-2016, maturity value $23,000,767 (4)		0.40	5-2-2016	23,000,000	23,000,000
JPMorgan Securities, dated 4-1-2016, maturity value $25,024,500 (5) §(i)¢±		0.56	6-3-2016	25,000,000	25,000,000
JPMorgan Securities, dated 4-1-2016, maturity value $5,001,593 (6) §¢±		0.37	5-2-2016	5,000,000	5,000,000
Total Repurchase Agreements (Cost $239,349,341)					239,349,341

Total investments in securities (Cost $2,538,057,176)*	100.91%				2,538,057,176
Other assets and liabilities, net	(0.91)				(22,991,604)

Total net assets	100.00%				$2,515,065,572

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(z)	Zero coupon security. The rate represents the current yield to maturity.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is issued on a when-issued basis.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(i)	Illiquid security
§	The security is subject to a demand feature which reduces the effective maturity.
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
^^	Collateralized by:
(1)	U.S. government securities, 3.00% to 3.50%, 2-1-2043 to 9-1-2045, fair value including accrued interest is $95,119,821.
(2)	U.S. government securities, 2.50% to 4.50%, 10-1-2025 to 4-1-2046, fair value including accrued interest is $58,710,000.
(3)	U.S. government securities, 0.00% to 6.00%, 5-2-2016 to 4-15-2043, fair value including accrued interest is $38,040,120.
(4)	U.S. government securities, 1.50% to 10.50%, 7-20-2016 to 2-20-2046, fair value including accrued interest is $23,690,257.
(5)	U.S. government securities, 0.00% to 11.00%, 5-3-2016 to 4-20-2046, fair value including accrued interest is $25,594,263.
(6)	U.S. government securities, 0.00% to 11.00%, 8-8-2016 to 4-20-2046, fair value including accrued interest is $5,150,125.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation

8

Wells Fargo Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

HFA	Housing Finance Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
SPA	Standby purchase agreement

9

Wells Fargo Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 88.48%
Alabama : 0.51%
Variable Rate Demand Note ø: 0.51%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.57%	8-1-2041	$4,500,000	$4,500,000

Arizona : 2.03%
Variable Rate Demand Notes ø: 2.03%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.49	11-1-2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.49	8-1-2026	2,500,000	2,500,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.44	7-1-2024	8,100,000	8,100,000
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	0.48	8-1-2022	3,700,000	3,700,000
				17,900,000

California : 6.51%
Other Municipal Debt : 0.68%
California GO Series 2011-A2 (GO Revenue)	0.44	6-1-2016	2,100,000	2,100,000
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	2.00	6-30-2016	2,450,000	2,456,628
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	5.00	6-30-2016	1,450,000	1,461,166
				6,017,794

Variable Rate Demand Notes ø: 5.83%
ABAG Finance Authority for Nonprofit Corporations California Menlo School Series 2003 (Education Revenue, Northern Trust Company LOC)	0.41	9-1-2033	11,800,000	11,800,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.41	8-1-2031	5,240,000	5,240,000
California CDA Sutter Health Series C (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.44	8-15-2032	6,000,000	6,000,000
California Deutsche Bank SPEAR/LIFER Trust Series DBE-364 (Miscellaneous Revenue, AGM/FGIC/Ambac Insured, Deutsche Bank LIQ) 144A	0.73	6-1-2047	1,000,000	1,000,000
California PCFA Pacific Gas & Electric Project Series E (Utilities Revenue, Sumitomo Mitsui Banking LOC)	0.27	11-1-2026	6,500,000	6,500,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.43	7-1-2024	5,780,000	5,780,000
Los Angeles CA DW&P Sub Series B-1 (Utilities Revenue, Barclays Bank plc SPA)	0.40	7-1-2034	1,300,000	1,300,000
Los Angeles CA DW&P Sub Series B-5 (Utilities Revenue, Bank of Montreal SPA)	0.37	7-1-2034	3,500,000	3,500,000
Los Angeles CA DW&P Sub Series B-6 (Utilities Revenue, Bank of Montreal SPA)	0.23	7-1-2034	100,000	100,000
Northern California Power Agency Hydroelectric Project Series A (Utilities Revenue, Bank of Montreal LOC)	0.40	7-1-2032	5,000,000	5,000,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.42	12-1-2022	4,900,000	4,900,000
San Diego County CA Regional Transportation Community Limited Tax Series 2008-C (Tax Revenue, Mizuho Corporate Bank SPA)	0.39	4-1-2038	300,000	300,000
				51,420,000

1

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 2.62%
Variable Rate Demand Notes ø: 2.62%
Arapahoe County CO Cottrell Printing Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.53%	10-1-2019	$1,230,000	$1,230,000
Colorado Agricultural Development Authority Hunter Ridge Dairy Project (Resource Recovery Revenue, CoBank LOC)	0.48	11-1-2042	4,750,000	4,750,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.55	10-1-2037	1,500,000	1,500,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2015-7WE (Health Revenue, Barclays Bank plc LOC) 144A	0.56	8-1-2018	2,700,000	2,700,000
Colorado MidCities Metropolitan District #1 Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.45	12-1-2031	2,900,000	2,900,000
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC)	0.45	12-1-2020	2,400,000	2,400,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2015-XF1003 (Health Revenue, Deutsche Bank LIQ) 144A	0.66	2-1-2041	4,200,000	4,200,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.52	11-15-2025	3,400,000	3,400,000
				23,080,000

Connecticut : 0.59%
Other Municipal Debt : 0.59%
Connecticut HEFA Middlesex Hospital Series L (Health Revenue, AGM Insured) §	5.00	7-1-2032	700,000	705,382
Fairfield CT BAN (GO Revenue)	2.00	7-14-2016	4,500,000	4,516,362
				5,221,744

Florida : 6.29%
Other Municipal Debt : 2.33%
Florida Department of Environmental Protection Florida Forever Series 2011-B (Tax Revenue)	5.00	7-1-2016	2,200,000	2,217,249
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.45	5-11-2016	3,600,000	3,600,000
JEA Florida Electric System Series 2000-F1 (Utilities Revenue)	0.48	5-10-2016	8,500,000	8,500,000
JEA Florida Electric System Series 2008-C-3 (Utilities Revenue)	0.13	6-1-2016	6,300,000	6,296,799
				20,614,048

Variable Rate Demand Notes ø: 3.96%
Florida Municipal Power Agency All Requirements Power Supply Series 2008C (Utilities Revenue, Bank of America NA LOC)	0.29	10-1-2035	200,000	200,000
Hillsborough County FL Aviation Authority PUTTER Series 3021 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144A	0.61	10-1-2030	4,995,000	4,995,000
Hillsborough County FL Aviation Authority Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0286 (Airport Revenue, AGC Insured, TD Bank NA LIQ) 144A	0.51	10-1-2038	5,505,000	5,505,000
JEA Florida Electric System Sub Series D (Utilities Revenue, U.S. Bank NA SPA)	0.30	10-1-2038	200,000	200,000
Miami Dade County FL Special Obligation Juvenile Courthouse Series B (Miscellaneous Revenue, TD Bank NA LOC, Ambac Insured)	0.38	4-1-2043	17,000,000	17,000,000
Orange County FL Sales Tax Revenue Series 2012B Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-43 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.45	1-1-2020	5,115,000	5,115,000
Tender Option Bond Trust Receipts/Certificates (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA LIQ)	0.56	7-1-2032	1,915,000	1,915,000
				34,930,000

2

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Georgia : 1.40%
Other Municipal Debt : 0.11%
Stephens County GA Development Authority Caterpillar Incorporated Project (Industrial Development Revenue)	0.56%	8-1-2016	$1,000,000	$1,000,000

Variable Rate Demand Notes ø: 1.29%
Gwinnett County GA Housing Lehman Municipal Trust Receipts Series 06-K72 (Housing Revenue, FNMA Insured, Citibank NA LIQ)	0.71	3-1-2037	5,340,000	5,340,000
Main Street Natural Gas Incorporated Sub Series A1 (Gas Utilities, Royal Bank of Canada SPA)	0.47	8-1-2040	3,985,000	3,985,000
Main Street Natural Gas Incorporated Sub Series A2 (Utilities Revenue, Royal Bank of Canada SPA)	0.49	8-1-2040	2,000,000	2,000,000
				11,325,000

Illinois : 4.13%
Variable Rate Demand Notes ø: 4.13%
Chicago IL Enterprise Center Project Series IX (Industrial Development Revenue, Bank of America NA LOC)	0.57	6-1-2022	3,146,000	3,146,000
Chicago IL Enterprise Center Project Series X (Industrial Development Revenue, Bank of America NA LOC)	0.57	6-1-2022	4,300,000	4,300,000
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue) (i)	0.61	4-1-2051	2,000,000	2,000,000
Illinois Finance Authority Swedish Covenant Series A (Health Revenue, PNC Bank NA LOC)	0.41	8-15-2038	15,165,000	15,165,000
Illinois Finance Authority University of Chicago Tender Option Bond Trust Receipts/Certificates Series 2015-XF2160 (Education Revenue, Barclays Bank plc LIQ) 144A	0.45	10-1-2046	2,300,000	2,300,000
Illinois Tender Option Bond Trust Receipts/Certificates Series XF0107 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.51	2-1-2033	2,475,000	2,475,000
Illinois Tender Option Bond Trust Receipts/Certificates Series XF2202 (Transportation Revenue, Citibank NA LIQ) 144A	0.44	7-1-2023	1,140,000	1,140,000
Lake County IL Northpoint Association (Industrial Development Revenue, Northern Trust Company LOC)	0.47	7-1-2029	2,600,000	2,600,000
Peoria County IL Caterpillar Incorporated Project (Industrial Development Revenue)	0.59	2-1-2030	3,300,000	3,300,000
				36,426,000

Indiana : 0.65%
Variable Rate Demand Notes ø: 0.65%
Jeffersonville IN Economic Development Eagle Steel Products Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.52	12-1-2027	3,420,000	3,420,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.48	3-1-2041	1,430,000	1,430,000
Saint Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.61	12-1-2016	200,000	200,000
Spencer County IN American Iron Oxide Company Project Series 1999 (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	0.55	9-1-2018	700,000	700,000
				5,750,000

Iowa : 2.10%
Variable Rate Demand Notes ø: 2.10%
Iowa Finance Authority Barclays Residual Interest Bonds Trust Series 1WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.56	1-1-2019	12,100,000	12,100,000
Iowa Finance Authority John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.51	11-1-2035	2,075,000	2,075,000

3

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.47%	6-1-2039	$4,400,000	$4,400,000
				18,575,000

Kansas : 0.16%
Variable Rate Demand Note ø: 0.16%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank LOC)	0.48	11-1-2020	1,405,000	1,405,000

Kentucky : 0.82%
Other Municipal Debt : 0.40%
Kentucky Rural Water Finance Corporation Public Projects Construction Notes Series 2015-D1 (Water & Sewer Revenue)	1.25	7-1-2016	3,550,000	3,555,049

Variable Rate Demand Note ø: 0.42%
Kentucky Tender Option Bond Trust Receipts/Certificates Series XF1024 (Health Revenue, Deutsche Bank LIQ) 144A	0.68	1-1-2045	3,700,000	3,700,000

Louisiana : 1.61%
Variable Rate Demand Notes ø: 1.61%
Louisiana BAN Series 2016-A JPMorgan PUTTER Series 5006 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.31	8-15-2016	4,000,000	4,000,000
Louisiana PFFA Dynamic Fuels LLC Project Series 2008 (Industrial Development Revenue, Bank of America NA LOC)	0.29	10-1-2033	10,200,000	10,200,000
				14,200,000

Maryland : 1.73%
Other Municipal Debt : 0.17%
Prince Georges County MD Refunding Bond Consolidated Public Improvement Series B (GO Revenue)	5.00	7-15-2016	1,500,000	1,514,530

Variable Rate Demand Notes ø: 1.56%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005A (Education Revenue, Manufacturers & Traders LOC)	0.46	12-3-2035	880,000	880,000
Maryland CDA Housing & Community Residential Series M (Housing Revenue, TD Bank NA SPA)	0.38	9-1-2043	2,900,000	2,900,000
Maryland Industrial Development Financing Authority Occidental Pete Corporation Series 2010 (Industrial Development Revenue)	0.65	3-1-2030	10,000,000	10,000,000
				13,780,000

Massachusetts : 0.84%
Variable Rate Demand Notes ø: 0.84%
Massachusetts HEFA Museum of Fine Arts Series A2 (Miscellaneous Revenue, Bank of America NA SPA)	0.31	12-1-2037	700,000	700,000
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.59	6-1-2018	700,000	700,000
Massachusetts JPMorgan Chase PUTTER/DRIVER Trust Series 5004 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.31	9-1-2017	3,000,000	3,000,000
Massachusetts JPMorgan Chase PUTTER/DRIVER Trust Series 5005 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.31	6-1-2018	3,000,000	3,000,000
				7,400,000

4

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan : 3.38%
Other Municipal Debt : 0.10%
Monroe County MI Hospital Finance Authority Refunding Bond Mercy Memorial Hospital Corporation Obligation (Health Revenue) §	5.38%	6-1-2026	$900,000	$903,879

Variable Rate Demand Notes ø: 3.28%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.56	7-1-2018	1,400,000	1,400,000
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.30	6-1-2034	290,000	290,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.68	11-15-2047	2,800,000	2,800,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.68	11-15-2049	1,800,000	1,800,000
Michigan Housing Development Authority AMT Series A (Housing Revenue, AGM Insured, Fortis Bank SA SPA)	0.56	4-1-2042	10,735,000	10,735,000
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.65	12-1-2038	11,000,000	11,000,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2003 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.47	1-1-2032	870,000	870,000
				28,895,000

Minnesota : 2.57%
Other Municipal Debt : 0.04%
Minnesota (GO Revenue) §	5.00	6-1-2021	315,000	316,207

Variable Rate Demand Notes ø: 2.53%
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.52	1-15-2038	16,865,000	16,865,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.50	8-15-2038	750,000	750,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	4-15-2035	2,800,000	2,800,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.64	2-1-2027	1,260,000	1,260,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.52	6-1-2032	700,000	700,000
				22,375,000

Mississippi : 0.94%
Variable Rate Demand Note ø: 0.94%
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.44	11-1-2018	8,300,000	8,300,000

Missouri : 0.77%
Variable Rate Demand Notes ø: 0.77%
Greene County MO Strasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)	0.45	8-1-2038	2,160,000	2,160,000
Missouri Tender Option Bond Trust Receipts/Certificates Series XF2198 (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.44	5-1-2023	2,670,000	2,670,000
St. Louis County MO Sewer District Wastewater System Series 2013B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.57	5-1-2043	2,000,000	2,000,000
				6,830,000

5

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Nebraska : 1.32%
Variable Rate Demand Notes ø: 1.32%
Lincoln NE Electric System Series 2900 (Utilities Revenue, Credit Suisse LIQ)	0.50%	9-1-2037	$5,500,000	$5,500,000
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.16	9-1-2031	6,190,000	6,190,000
				11,690,000

Nevada : 1.44%
Variable Rate Demand Notes ø: 1.44%
Nevada Housing Division Multi-Unit Flamingo Road LLC Series A (Housing Revenue, Exchange Bank LOC) 144A	0.65	10-1-2026	8,500,000	8,500,000
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.45	3-1-2036	4,225,000	4,225,000
				12,725,000

New Hampshire : 2.71%
Variable Rate Demand Notes ø: 2.71%
New Hampshire HEFA (Education Revenue, State Street Bank & Trust Company SPA)	0.30	7-1-2035	12,940,000	12,940,000
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.45	6-1-2039	139	139
New Hampshire HEFA Tilton School Issue Series 2006 (Education Revenue, TD Bank NA LOC)	0.38	2-1-2036	11,000,000	11,000,000
				23,940,139

New Jersey : 0.27%
Variable Rate Demand Note ø: 0.27%
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2015-XF0015 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.51	4-1-2023	2,350,000	2,350,000

New York : 8.10%
Other Municipal Debt : 0.15%
New York Dormitory Authority Series 2014-C (Tax Revenue)	4.00	6-15-2016	1,300,000	1,305,896

Variable Rate Demand Notes ø: 7.95%
New York HFA Series A (Housing Revenue, Bank of China LOC)	0.32	5-1-2048	4,620,000	4,620,000
New York Metropolitan Transportation Authority Dedicated Tax Series 2008A-1 (Tax Revenue, Royal Bank of Canada LOC)	0.28	11-1-2031	1,000,000	1,000,000
New York Metropolitan Transportation Authority Sub Series G-2 (Transportation Revenue, TD Bank NA LOC)	0.38	11-1-2032	800,000	800,000
New York Mortgage Agency Homeowner Series 144 (Housing Revenue, JPMorgan Chase & Company SPA)	0.32	10-1-2037	9,100,000	9,100,000
New York NY Adjusted Series A-4 (GO Revenue, Bank of Tokyo-Mitsubishi LOC)	0.40	8-1-2038	14,500,000	14,500,000
New York NY Fiscal 1994 Series H Sub Series H-3 (GO Revenue, AGM Insured, State Street Bank & Trust Company SPA)	0.29	8-1-2021	5,900,000	5,900,000
New York NY Fiscal 2006 Series E Sub Series E-2 (GO Revenue, Bank of America NA LOC)	0.28	8-1-2034	7,300,000	7,300,000
New York NY Fiscal 2014 Series I Sub Series I-2 (GO Revenue, JPMorgan Chase & Company LIQ)	0.32	3-1-2040	4,600,000	4,600,000
New York NY Fiscal Series 2004-H-1 (GO Revenue, Bank of New York Mellon LOC)	0.28	3-1-2034	1,590,000	1,590,000
New York NY Housing Development Corporation Multifamily Housing Series 2015-F (Water & Sewer Revenue, Bank of America NA SPA)	0.28	6-15-2048	800,000	800,000

6

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York NY Housing Development Corporation Series C (Housing Revenue)	0.32%	5-1-2050	$7,300,000	$7,300,000
New York NY Municipal Water Finance Authority Series B-4 (Water & Sewer Revenue, Northern Trust Company SPA)	0.29	6-15-2045	455,000	455,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2014 Sub Series AA-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.32	6-15-2050	3,100,000	3,100,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2016 Sub Series AA-3 (Water & Sewer Revenue, Royal Bank of Canada SPA)	0.28	6-15-2048	2,400,000	2,400,000
New York NY Sub Series D-4 (GO Revenue, TD Bank NA LOC)	0.28	8-1-2040	320,000	320,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bonds Fiscal 2015 Sub Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	0.28	8-1-2043	1,100,000	1,100,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bonds Fiscal 2015 Sub Series E-4 (Tax Revenue, Bank of America NA SPA)	0.28	2-1-2045	3,040,000	3,040,000
New York NY Transitional Finance Authority Sub Series 2003A-4 (Tax Revenue, TD Bank NA SPA)	0.28	11-1-2029	100,000	100,000
New York Tender Option Bond Trust Receipts/Certificates (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.44	2-15-2023	415,000	415,000
New York Tender Option Bond Trust Receipts/Certificates (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.49	5-1-2017	1,710,000	1,710,000
				70,150,000

North Carolina : 0.18%
Other Municipal Debt : 0.10%
Charlotte NC Series A (Water & Sewer Revenue) §	5.00	7-1-2031	900,000	907,139

Variable Rate Demand Note ø: 0.08%
North Carolina HFA Home Ownership Series 16-C (Housing Revenue, TD Bank NA SPA)	0.40	7-1-2032	700,000	700,000

North Dakota : 1.87%
Other Municipal Debt : 1.71%
Mercer County ND PCR Series 2009-1 (Utilities Revenue)	0.57	5-4-2016	15,100,000	15,100,000

Variable Rate Demand Note ø: 0.16%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	0.59	12-1-2022	1,430,000	1,430,000

Ohio : 1.59%
Variable Rate Demand Notes ø: 1.59%
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.55	1-1-2038	12,000,000	12,000,000
Ohio Higher Educational Facilities Commission Cleveland Clinic Health Systems Series 2013-B-3 (Health Revenue, U.S. Bank NA LIQ)	0.28	1-1-2039	2,000,000	2,000,000
				14,000,000

Oregon : 1.42%
Other Municipal Debt : 0.15%
Beaverton, Washington & Multnomah Counties OR School District (GO Revenue, AGM Insured) §	4.13	6-1-2026	215,000	215,688

7

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Other Municipal Debt (continued)
Portland OR 2nd Lien Series B (Water & Sewer Revenue, National Insured) §	5.00%	6-15-2028	$1,100,000	$1,106,331
				1,322,019

Variable Rate Demand Note ø: 1.27%
Port of Portland OR Horizon Air Industries Incorporated Project (Airport Revenue, Bank of America NA LOC)	0.33	6-15-2027	11,200,000	11,200,000

Other : 6.37%
Variable Rate Demand Notes ø: 6.37%
Clipper Tax-Exempt Certificate Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.46	1-1-2018	595,000	595,000
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.46	2-15-2028	1,088,000	1,088,000
Clipper Tax-Exempt Certified Trust Series 2005-30 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.47	6-1-2038	1,335,000	1,335,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.47	7-1-2037	845,000	845,000
Clipper Tax-Exempt Certified Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.53	9-1-2039	1,000,000	1,000,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.44	1-15-2047	12,402,000	12,402,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.44	6-15-2036	14,785,000	14,785,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.42	12-15-2045	2,485,000	2,485,000
FHLMC Multifamily Municipal Securities Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.42	3-15-2049	2,700,000	2,700,000
FHLMC Series M020 Class A (Housing Revenue, FHLMC LIQ)	0.45	11-15-2036	18,982,000	18,982,000
				56,217,000

Pennsylvania : 0.55%
Variable Rate Demand Notes ø: 0.55%
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.43	6-1-2035	100,000	100,000
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.54	12-1-2025	2,000,000	2,000,000
Pennsylvania Housing Finance Agency Series 2004 (GO Revenue, PNC Bank NA SPA)	0.43	1-1-2034	195,000	195,000
Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.47	6-1-2044	200,000	200,000
Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0281 (Housing Revenue, TD Bank NA LIQ) 144A	0.46	4-1-2029	2,325,000	2,325,000
				4,820,000

South Carolina : 4.05%
Other Municipal Debt : 3.04%
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.55	5-2-2016	9,500,000	9,500,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.55	5-2-2016	9,500,000	9,500,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.55	5-2-2016	7,800,000	7,800,000
				26,800,000

Variable Rate Demand Notes ø: 1.01%
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.48	3-1-2032	4,995,000	4,995,000

8

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.58%	11-1-2029	$1,000,000	$1,000,000
South Carolina Jobs EDA South Carolina Generating Company Incorporated Project (Industrial Development Revenue, TD Bank NA LOC)	0.42	12-1-2038	2,950,000	2,950,000
				8,945,000

South Dakota : 0.18%
Variable Rate Demand Note ø: 0.18%
Grant County SD Mill Valley LLC Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.48	7-1-2037	1,600,000	1,600,000

Tennessee : 1.66%
Other Municipal Debt : 0.32%
Metropolitan Government of Nashville & Davidson County TN Series A-2 (Miscellaneous Revenue)	0.22	5-3-2016	2,800,000	2,799,971

Variable Rate Demand Notes ø: 1.34%
Chattanooga TN Health & Education Housing Facilities Tender Option Bond Trust Receipts/Certificates Series 2015-XF1023 (Health Revenue, Deutsche Bank LIQ) 144A	0.68	1-1-2045	10,720,000	10,720,000
Montgomery County TN Public Building Authority Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.32	7-1-2038	1,100,000	1,100,000
				11,820,000

Texas : 10.47%
Other Municipal Debt : 0.54%
Dallas TX Independent School District Series 2012 (GO Revenue)	4.00	8-15-2016	700,000	707,431
San Antonio TX Independent School District Series A (GO Revenue)	0.22	5-4-2016	4,000,000	3,999,872
				4,707,303

Variable Rate Demand Notes ø: 9.93%
Atascosa County TX PCR San Miguel Electric Cooperative (Utilities Revenue)	0.49	6-30-2020	4,500,000	4,500,000
Dallam County TX Industrial Development Corporation Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue)	0.51	8-1-2039	1,700,000	1,700,000
Harris County TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.56	7-1-2018	10,000,000	10,000,000
Houston TX Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.47	12-1-2023	5,400,000	5,400,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (Industrial Development Revenue)	0.51	4-1-2037	15,000,000	15,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.45	3-1-2042	7,500,000	7,500,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue)	0.45	4-1-2027	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series 2007 (Resource Recovery Revenue)	0.53	1-1-2032	5,000,000	5,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.53	4-1-2028	16,500,000	16,500,000

9

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank SPEAR/LIFER Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.68%	12-15-2032	$3,000,000	$3,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.71	12-15-2026	16,041,892	16,041,892
				87,641,892

Utah : 0.56%
Variable Rate Demand Note ø: 0.56%
Murray UT City Hospital IHC Health Services Incorporated Series C (Health Revenue)	0.27	5-15-2036	4,900,000	4,900,000

Vermont : 1.10%
Variable Rate Demand Notes ø: 1.10%
Vermont HFA Series A (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.47	5-1-2037	4,200,000	4,200,000
Vermont HFA Series C (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.47	11-1-2037	5,500,000	5,500,000
				9,700,000

Virginia : 1.64%
Variable Rate Demand Notes ø: 1.64%
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	0.48	4-1-2026	1,900,000	1,900,000
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.59	5-15-2042	6,810,000	6,810,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.61	11-1-2034	5,795,000	5,795,000
				14,505,000

Washington : 1.54%
Other Municipal Debt : 0.22%
Washington Motor Vehicle Fuel Tax Series 2007-B (GO Revenue)	5.00	7-1-2016	1,075,000	1,083,419
Washington Motor Vehicle Fuel Tax Series 2007-B (GO Revenue, AGM Insured) §	5.00	7-1-2021	900,000	907,140
				1,990,559

Variable Rate Demand Notes ø: 1.32%
Squaxin Island Tribe Washington Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.50	5-1-2028	1,240,000	1,240,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	0.48	9-1-2021	3,300,000	3,300,000
Washington Tender Option Bond Trust Receipts/Certificates Series XF1017 (Health Revenue, Deutsche Bank LIQ) 144A	0.66	1-1-2035	7,100,000	7,100,000

				11,640,000
West Virginia : 0.76%
Variable Rate Demand Notes ø: 0.76%
West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, CoBank LOC)	0.48	10-1-2017	4,000,000	4,000,000

10

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)		0.48%	10-1-2031	$2,700,000	$2,700,000
					6,700,000

Wisconsin : 1.05%
Other Municipal Debt : 0.06%
Monona Grove WI School District (GO Revenue, National Insured) §		5.00	5-1-2023	500,000	500,000

Variable Rate Demand Notes ø: 0.99%
Brodhead WI Stoughton Trailers Incorporated Project (Industrial Development Revenue, JPMorgan Chase & Company LOC)		0.49	8-1-2020	4,800,000	4,800,000
West Bend WI Bestech Tool Corporation Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)		0.67	9-1-2019	435,000	435,000
Wisconsin HEFA University of Wisconsin Medical Foundation (Health Revenue, JPMorgan Chase & Company LOC)		0.44	5-1-2030	3,500,000	3,500,000
					8,735,000

Total Municipal Obligations (Cost $780,776,169)					780,776,169

Other : 7.95%
Nuveen California Dividend Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) 144A§±		0.54	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A§±		0.53	8-1-2040	3,700,000	3,700,000
Nuveen California Dividend Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ)		0.53	8-1-2040	13,800,000	13,800,000
Nuveen Enhanced Municipal Credit Opportunities Fund Variable Rate Demand Preferred Shares Series 2 (JPMorgan Chase & Company LIQ) 144A§±		0.56	3-1-2040	15,000,000	15,000,000
Nuveen New Jersey Dividend Municipal Fund Variable Rate Demand Preferred Shares Series 5 (TD Bank NA LIQ) 144A§±		0.54	8-3-2043	11,500,000	11,500,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A§±		0.50	2-25-2045	3,500,000	3,500,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ)		0.50	3-4-2045	16,000,000	16,000,000
Western Asset Municipal Partners Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A§±		0.50	3-11-2045	3,700,000	3,700,000
Total Other (Cost $70,200,000)					70,200,000

Repurchase Agreements ^^: 3.40%
HSBC Securities, dated 4-29-2016, maturity value $5,000,113 (1)		0.27	5-2-2016	$5,000,000	5,000,000
SG Americas Securities LLC, dated 4-29-2016, maturity value $25,000,604 (2)		0.29	5-2-2016	25,000,000	25,000,000
Total Repurchase Agreements (Cost $30,000,000)					30,000,000

Total investments in securities (Cost $880,976,169)*	99.83%				880,976,169
Other assets and liabilities, net	0.17				1,485,702

Total net assets	100.00%				$882,461,871

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

11

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

§	The security is subject to a demand feature which reduces the effective maturity.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(1)	U.S. government security, 0.00%, 5-15-2016 to 2-15-2046, fair value is $5,100,051.
(2)	U.S. government securities, 0.00% to 8.88%, 7-15-2016 to 2-15-2044, fair value including accrued interest is $25,500,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
DW&P	Department of Water & Power
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFFA	Public Facilities Financing Authority
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TRAN	Tax revenue anticipation notes

12

Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Municipal Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 89.92%
Alabama : 0.85%
Variable Rate Demand Note ø: 0.85%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.57%	8-1-2041	$2,600,000	$2,600,000

Arizona : 0.41%
Variable Rate Demand Note ø: 0.41%
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.48	8-1-2027	1,250,000	1,250,000

California : 11.28%
Other Municipal Debt : 0.79%
California GO Series 2011-A2 (GO Revenue)	0.44	6-1-2016	900,000	900,000
Los Angeles County CA TRAN Series 2015 (GO Revenue)	2.00	6-30-2016	800,000	802,164
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	5.00	6-30-2016	700,000	705,395
				2,407,559

Variable Rate Demand Notes ø: 10.49%
ABAG Finance Authority for Nonprofit Corporations California Menlo School Series 2003 (Education Revenue, Northern Trust Company LOC)	0.41	9-1-2033	3,200,000	3,200,000
California Deutsche Bank SPEAR/LIFER Trust Series DBE-364 (Miscellaneous Revenue, AGM/FGIC/Ambac Insured, Deutsche Bank LIQ) 144A	0.73	6-1-2047	1,000,000	1,000,000
California HFA MFHR III Series B (Housing Revenue, JPMorgan Chase & Company LOC)	0.41	8-1-2036	1,920,000	1,920,000
California HFFA Tender Option Bond Trust Receipts/Certificates Series XF0236 (Health Revenue, TD Bank NA LIQ) 144A	0.44	8-15-2031	625,000	625,000
Elsinore Valley CA Municipal Water District Series A Eclipse Funding Trust Solar Eclipse 2007-0069 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.43	7-1-2034	8,000,000	8,000,000
Los Angeles CA DW&P Series B1 (Utilities Revenue, Barclays Bank plc SPA)	0.40	7-1-2034	1,100,000	1,100,000
Los Angeles CA DW&P Sub Series B-5 (Utilities Revenue, Bank of Montreal SPA)	0.37	7-1-2034	3,500,000	3,500,000
Northern California Power Agency Hydroelectric Project Series A (Utilities Revenue, Bank of Montreal LOC)	0.40	7-1-2032	5,000,000	5,000,000
Oakland CA Joint Powers Financing Authority Series A (Housing Revenue, Citibank NA LOC)	0.41	7-1-2033	3,775,000	3,775,000
San Diego County CA Regional Transportation Community Limited Tax Series 2008-C (Tax Revenue, Mizuho Corporate Bank SPA)	0.39	4-1-2038	3,400,000	3,400,000
Santa Clara County CA Financing Authority Multiple Facilities Projects Series M (Miscellaneous Revenue, Bank of America NA LOC)	0.39	5-15-2035	365,000	365,000
				31,885,000

Colorado : 3.09%
Variable Rate Demand Notes ø: 3.09%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.55	10-1-2037	1,000,000	1,000,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2015-7WE (Health Revenue, Barclays Bank plc LOC) 144A	0.56	8-1-2018	700,000	700,000
Colorado HFA Worldwest LLP Project Series 1999-A (Industrial Development Revenue, UMB Bank Colorado LOC) 144A	0.72	9-1-2023	2,690,000	2,690,000
Colorado MidCities Metropolitan District #1 Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.45	12-1-2031	1,500,000	1,500,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2015-XF1003 (Health Revenue, Deutsche Bank LIQ) 144A	0.66	2-1-2041	1,300,000	1,300,000
Denver City & County CO Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.52	11-15-2025	1,000,000	1,000,000

1

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.55%	11-1-2020	$1,205,000	$1,205,000
				9,395,000

Connecticut : 0.52%
Other Municipal Debt : 0.52%
Connecticut HEFA Middlesex Hospital Series L (Health Revenue, AGM Insured) §	5.00	7-1-2032	175,000	176,346
Fairfield CT BAN (GO Revenue)	2.00	7-14-2016	1,400,000	1,405,090
				1,581,436

Florida : 3.72%
Other Municipal Debt : 2.07%
Florida Department of Environmental Protection Florida Forever Series 2011-B (Tax Revenue)	5.00	7-1-2016	600,000	604,704
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.45	5-11-2016	1,000,000	1,000,000
JEA Florida Electric System Series 2000-F1 (Utilities Revenue)	0.48	5-10-2016	2,800,000	2,800,000
JEA Florida Electric System Series 2008-C3 (Utilities Revenue)	0.13	6-1-2016	1,900,000	1,899,034
				6,303,738

Variable Rate Demand Notes ø: 1.65%
Hillsborough County FL Aviation Authority PUTTER Series 3021 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144A	0.61	10-1-2030	3,000,000	3,000,000
Hillsborough County FL Aviation Authority Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0286 (Airport Revenue, AGC Insured, TD Bank NA LIQ) 144A	0.51	10-1-2032	2,000,000	2,000,000
				5,000,000

Georgia : 1.37%
Variable Rate Demand Notes ø: 1.37%
Gwinnett County GA Housing Lehman Municipal Trust Receipts Series 06-K72 (Housing Revenue, FNMA Insured, Citibank NA LIQ)	0.71	3-1-2037	1,460,000	1,460,000
Main Street Natural Gas Incorporated Georgia Gas Revenue Sub Series A1 (Utilities Revenue, Royal Bank of Canada SPA)	0.47	8-1-2040	1,595,000	1,595,000
Main Street Natural Gas Incorporated Georgia Gas Revenue Sub Series A2 (Utilities Revenue, Royal Bank of Canada SPA)	0.49	8-1-2040	1,100,000	1,100,000
				4,155,000

Illinois : 1.25%
Variable Rate Demand Notes ø: 1.25%
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, Harris NA LOC)	0.47	7-1-2033	1,890,000	1,890,000
Illinois Finance Authority University of Chicago Tender Option Bond Trust Receipts/Certificates Series 2015-XF2160 (Education Revenue, Barclays Bank plc LIQ) 144A	0.45	10-1-2046	900,000	900,000
Peoria County IL Caterpillar Incorporated Project (Industrial Development Revenue)	0.59	2-1-2030	1,000,000	1,000,000
				3,790,000

Indiana : 0.55%
Variable Rate Demand Note ø: 0.55%
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	0.54	10-1-2023	1,680,000	1,680,000

2

Wells Fargo Municipal Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Iowa : 1.66%
Variable Rate Demand Notes ø: 1.66%
Iowa Finance Authority Barclays Residual Interest Bonds Trust Series 1WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.56%	1-1-2019	$3,300,000	$3,300,000
Iowa Finance Authority Interwest Project Series 2001 (Industrial Development Revenue, CoBank LOC)	0.48	11-1-2016	340,000	340,000
Iowa Finance Authority Powerfilm Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.58	6-1-2028	1,400,000	1,400,000
				5,040,000

Kansas : 0.64%
Variable Rate Demand Note ø: 0.64%
Olathe KS Integral Senior Living LLC Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.51	8-1-2027	1,950,000	1,950,000

Kentucky : 1.79%
Other Municipal Debt : 0.38%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2015-D1 (Water & Sewer Revenue)	1.25	7-1-2016	1,150,000	1,151,631

Variable Rate Demand Notes ø: 1.41%
Bardstown KY Industrial Building Linpac Materials Handling Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.42	10-1-2019	1,550,000	1,550,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	0.54	9-1-2022	1,650,000	1,650,000
Kentucky Tender Option Bond Trust Receipts/Certificates Series XF1024 (Health Revenue, Deutsche Bank LIQ) 144A	0.68	1-1-2045	1,100,000	1,100,000
				4,300,000

Louisiana : 2.43%
Variable Rate Demand Notes ø: 2.43%
Louisiana BAN Series 2016-A JPMorgan PUTTER Series 5006 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.31	8-15-2016	1,000,000	1,000,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue)	0.49	12-1-2036	4,000,000	4,000,000
Louisiana PFA Dynamic Fuels LLC Project Series 2008 (Industrial Development Revenue, Bank of America NA LOC)	0.29	10-1-2033	2,400,000	2,400,000
				7,400,000

Maryland : 0.17%
Other Municipal Debt : 0.17%
Prince Georges County MD Refunding Bond Consolidated Public Improvement Series B (GO Revenue)	5.00	7-15-2016	500,000	504,843

Massachusetts : 0.72%
Variable Rate Demand Notes ø: 0.72%
Massachusetts JPMorgan Chase PUTTER/DRIVER Trust Series 5004 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.31	9-1-2017	1,000,000	1,000,000
Massachusetts JPMorgan Chase PUTTER/DRIVER Trust Series 5005 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.31	6-1-2018	1,000,000	1,000,000
Massachusetts HEFA Museum of Fine Arts Series A2 (Miscellaneous Revenue, Bank of America NA SPA)	0.31	12-1-2037	200,000	200,000
				2,200,000

3

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan : 2.76%
Other Municipal Debt : 0.10%
Monroe County MI Hospital Finance Authority Refunding Bond Mercy Memorial Hospital Corporation Obligation (Health Revenue) §	5.38%	6-1-2026	$300,000	$301,293

Variable Rate Demand Notes ø: 2.66%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.56	7-1-2018	500,000	500,000
Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.30	6-1-2034	485,000	485,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.68	11-15-2047	1,100,000	1,100,000
Michigan Housing Development Authority Series A (Housing Revenue, AGM Insured, Fortis Bank SA SPA)	0.56	4-1-2042	1,010,000	1,010,000
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.65	12-1-2038	5,000,000	5,000,000
				8,095,000

Minnesota : 5.31%
Other Municipal Debt : 0.03%
Minnesota (GO Revenue) §	5.00	6-1-2021	100,000	100,383

Variable Rate Demand Notes ø: 5.28%
Becker MN Plymouth Foam Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.72	5-1-2019	985,000	985,000
Bloomington MN Refunding Bond MFHR Norlan Partnership Series 2000-A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.52	7-15-2032	4,990,000	4,990,000
Coon Rapids MN Drake Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.52	6-15-2038	2,655,000	2,655,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.50	8-15-2038	400,000	400,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.52	6-15-2038	3,645,000	3,645,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.64	2-1-2027	1,235,000	1,235,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.52	6-1-2032	2,140,000	2,140,000
				16,050,000

Mississippi : 0.92%
Variable Rate Demand Notes ø: 0.92%
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series E (Industrial Development Revenue)	0.28	12-1-2030	200,000	200,000
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series L (Industrial Development Revenue)	0.28	11-1-2035	200,000	200,000
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.44	11-1-2018	2,400,000	2,400,000
				2,800,000

Missouri : 0.49%
Variable Rate Demand Note ø: 0.49%
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	0.57	4-1-2026	1,500,000	1,500,000

Nebraska : 1.42%
Variable Rate Demand Note ø: 1.42%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.16	9-1-2031	4,310,000	4,310,000

4

Wells Fargo Municipal Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Nevada : 1.78%
Variable Rate Demand Notes ø: 1.78%
Nevada Housing Division Multi-Unit Fort Apache Road LLC Series A (Housing Revenue, Exchange Bank LOC)	0.65%	10-1-2026	$1,400,000	$1,400,000
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.45	3-1-2036	4,000,000	4,000,000
				5,400,000

New York : 9.87%
Other Municipal Debt : 0.13%
New York Dormitory Authority Series 2014-C (Tax Revenue)	4.00	6-15-2016	400,000	401,814

Variable Rate Demand Notes ø: 9.74%
New York HFA Series 2014-A (Housing Revenue, Bank of China LOC)	0.32	5-1-2048	1,400,000	1,400,000
New York Mortgage Agency Homeowner Series 144 (Housing Revenue, JPMorgan Chase & Company SPA)	0.32	10-1-2037	5,000,000	5,000,000
New York NY Fiscal 2014 Series D Sub Series D-3 (GO Revenue, JPMorgan Chase & Company SPA)	0.32	8-1-2038	5,100,000	5,100,000
New York NY Housing Development Corporation Multifamily Housing Series 2015-F (Water & Sewer Revenue, Bank of America NA SPA)	0.28	6-15-2048	7,100,000	7,100,000
New York NY Housing Development Corporation Series C (Housing Revenue)	0.32	5-1-2050	1,800,000	1,800,000
New York NY Series 2006-E2 (GO Revenue, Bank of America NA LOC)	0.28	8-1-2034	2,200,000	2,200,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bonds Fiscal 2015 Sub Series E-4 (Tax Revenue, Bank of America NA SPA)	0.28	2-1-2045	7,000,000	7,000,000
				29,600,000

North Carolina : 5.08%
Other Municipal Debt : 0.10%
Charlotte NC Series A (Water & Sewer Revenue) §	5.00	7-1-2031	300,000	302,380

Variable Rate Demand Notes ø: 4.98%
North Carolina HFA Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.40	7-1-2032	4,525,000	4,525,000
North Carolina HFA Home Ownership Series 16-C (Housing Revenue, TD Bank NA SPA)	0.40	7-1-2032	3,555,000	3,555,000
North Carolina Tender Option Bond Trust Receipts/Certificates Series XF2165 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.47	10-1-2055	300,000	300,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.48	12-1-2026	1,750,000	1,750,000
University of North Carolina Chapel Hill Series 2009- A (Education Revenue, TD Bank NA SPA)	0.38	2-1-2024	5,000,000	5,000,000
				15,130,000

North Dakota : 1.58%
Other Municipal Debt : 1.58%
Mercer County ND PCR Series 09-1 (Utilities Revenue)	0.57	5-4-2016	4,800,000	4,800,000

Ohio : 1.87%
Variable Rate Demand Note ø: 1.87%
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank LOC)	0.49	3-1-2032	5,700,000	5,700,000

5

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Oklahoma : 0.11%
Variable Rate Demand Note ø: 0.11%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.63%	3-1-2018	$325,000	$325,000

Oregon : 2.17%
Other Municipal Debt : 0.17%
Beaverton, Washington & Multnomah Counties OR School District (GO Revenue, AGM Insured) §	4.13	6-1-2026	100,000	100,320
Portland OR 2nd Lien Series B (Water & Sewer Revenue, National Insured) §	5.00	6-15-2028	405,000	407,331
				507,651

Variable Rate Demand Note ø: 2.00%
Port of Portland OR Horizon Air Industries Incorporated Project (Airport Revenue, Bank of America NA LOC)	0.33	6-15-2027	6,100,000	6,100,000

Other : 4.32%
Variable Rate Demand Notes ø: 4.32%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.46	2-15-2028	2,827,000	2,827,000
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.53	9-1-2039	1,085,000	1,085,000
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.47	7-1-2037	155,000	155,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.44	5-1-2017	2,542,000	2,542,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.44	6-15-2036	4,620,000	4,620,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.42	12-15-2045	1,100,000	1,100,000
FHLMC Multifamily Municipal Securities Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.42	12-15-2046	800,000	800,000
				13,129,000

Pennsylvania : 1.94%
Variable Rate Demand Note ø: 1.94%
Pennsylvania Clipper Tax-Exempt Certificate Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.46	1-1-2018	5,000,000	5,000,000
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	0.54	8-1-2022	900,000	900,000
				5,900,000

South Carolina : 4.57%
Other Municipal Debt : 2.34%
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.55	5-2-2016	2,500,000	2,500,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.55	5-2-2016	2,500,000	2,500,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.55	5-2-2016	2,100,000	2,100,000
				7,100,000

Variable Rate Demand Notes ø: 2.23%
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.58	11-1-2029	545,000	545,000
South Carolina Jobs EDA South Carolina Generating Company Incorporated Project (Industrial Development Revenue, TD Bank NA LOC)	0.42	12-1-2038	6,250,000	6,250,000
				6,795,000

6

Wells Fargo Municipal Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tennessee : 1.25%
Other Municipal Debt : 0.33%
Metropolitan Government of Nashville & Davidson County TN Series A-2 (Miscellaneous Revenue)	0.22%	5-3-2016	$1,000,000	$999,990

Variable Rate Demand Note ø: 0.92%
Chattanooga TN Health & Education Housing Facilities Tender Option Bond Trust Receipts/Certificates Series 2015-XF1023 (Health Revenue, Deutsche Bank LIQ) 144A	0.68	1-1-2045	2,800,000	2,800,000

Texas : 7.55%
Other Municipal Debt : 0.40%
Dallas TX Independent School District Series 2012 (GO Revenue)	4.00	8-15-2016	200,000	202,123
San Antonio Independent School District Series A (GO Revenue)	0.22	5-4-2016	1,000,000	999,968
				1,202,091

Variable Rate Demand Notes ø: 7.15%
Atascosa County TX PCR San Miguel Electric Cooperative (Utilities Revenue)	0.49	6-30-2020	1,400,000	1,400,000
Brazos River Harbor TX Naval District BASF Corporation Project (Industrial Development Revenue)	0.51	5-1-2036	500,000	500,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ)	0.44	10-1-2018	2,500,000	2,500,000
Gulf Coast TX Waste Disposal Authority PCR Exxon Project Series 1989 (Industrial Development Revenue)	0.26	10-1-2024	3,750,000	3,750,000
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2015-3 JPMorgan PUTTER Series 5001 (Hospital Revenue, JPMorgan Chase & Company LIQ) 144A	0.31	6-1-2019	900,000	900,000
Lower Neches Valley Authority Texas Industrial Development Corporation Exempt Facilities Revenue Mobil Oil Refining Corporation Project (Industrial Development Revenue)	0.27	4-1-2029	1,500,000	1,500,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.53	4-1-2028	3,000,000	3,000,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Methodist Hospitals of Dallas Series A (Health Revenue, TD Bank NA LOC)	0.31	10-1-2041	1,075,000	1,075,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank SPEAR/LIFER Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.68	12-15-2032	1,330,000	1,330,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.71	12-15-2026	5,786,548	5,786,548
				21,741,548

Utah : 0.13%
Variable Rate Demand Note ø: 0.13%
Juab County UT Intermountain Farmers Association Project (Industrial Development Revenue, CoBank LOC)	0.53	10-1-2021	400,000	400,000

Vermont : 0.32%
Variable Rate Demand Note ø: 0.32%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.28	10-1-2034	965,000	965,000

Virginia : 1.11%
Variable Rate Demand Notes ø: 1.11%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.59	5-15-2042	1,945,000	1,945,000

7

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.61%	11-1-2034	$1,440,000	$1,440,000
				3,385,000

Washington : 2.24%
Other Municipal Debt : 0.20%
Washington Motor Vehicle Fuel Tax Series 2007-B (GO Revenue)	5.00	7-1-2016	300,000	302,349
Washington Motor Vehicle Fuel Tax Series 2007-B (GO Revenue, AGM Insured) §	5.00	7-1-2021	300,000	302,380
				604,729

Variable Rate Demand Notes ø: 2.04%
Squaxin Island Tribe Washington Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.50	5-1-2028	830,000	830,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	5-15-2035	1,590,000	1,590,000
Washington Tender Option Bond Trust Receipts/Certificates Series XF1017 (Health Revenue, Deutsche Bank LIQ) 144A	0.66	1-1-2035	2,000,000	2,000,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.51	8-1-2026	1,785,000	1,785,000
				6,205,000

Wisconsin : 2.02%
Other Municipal Debt : 0.06%
Monona Grove WI School District (GO Revenue, National Insured) §	5.00	5-1-2023	200,000	200,000

Variable Rate Demand Notes ø: 1.96%
Brodhead WI Stoughton Trailers Incorporated Project (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.49	8-1-2020	2,000,000	2,000,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.57	11-1-2020	1,085,000	1,085,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (Industrial Development Revenue, U.S. Bank NA LOC)	0.57	12-1-2021	995,000	995,000
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)	0.72	11-1-2020	920,000	920,000
Two Rivers WI Riverside Foods Incorporated Project (Industrial Development Revenue, Bank First National LOC)	0.72	12-1-2022	950,000	950,000
				5,950,000

Wyoming : 0.66%
Variable Rate Demand Note ø: 0.66%
Sublette County WY PCR ExxonMobil Project (Industrial Development Revenue)	0.27	10-1-2044	2,000,000	2,000,000

Total Municipal Obligations (Cost $273,395,086)				273,395,086

Other : 7.04%
Nuveen California Dividend Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A±§	0.53	8-1-2040	1,800,000	1,800,000
Nuveen California Dividend Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) 144A±§	0.53	8-1-2040	1,600,000	1,600,000
Nuveen Enhanced Municipal Credit Opportunities Fund Variable Rate Demand Preferred Shares Series 2 (JPMorgan Chase & Company LIQ) 144A±§	0.56	3-1-2040	5,000,000	5,000,000
Nuveen New Jersey Dividend Municipal Fund Variable Rate Demand Preferred Shares Series 5 (TD Bank NA LIQ) 144A±§	0.54	8-3-2043	3,500,000	3,500,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§	0.50	2-25-2045	3,500,000	3,500,000

8

Wells Fargo Municipal Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Other (continued)
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§		0.50%	3-4-2045	$6,000,000	$6,000,000
Total Other (Cost $21,400,000)					21,400,000

Repurchase Agreements ^^: 2.96%
HSBC Securities, dated 4-30-2016, maturity value $2,000,045 (1)		0.27	5-2-2016	2,000,000	2,000,000
SG Americas Securities LLC, dated 4-30-2016, maturity value $7,000,169 (2)		0.29	5-2-2016	7,000,000	7,000,000
Total Repurchase Agreements (Cost $9,000,000)					9,000,000

Total investments in securities (Cost $303,795,086)*	99.92%				303,795,086
Other assets and liabilities, net	0.08				240,299

Total net assets	100.00%				$304,035,385

Ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
^^	Collateralized by:
(1)	U.S. government securities, 0.00%, 5-15-2016 to 2-15-2046, fair value is $2,040,020.
(2)	U.S. government securities, 0.00% to 8.88%, 7-15-2016 to 2-15-2044, fair value including accrued interest is $7,140,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAN	Bond anticipation notes
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
DW&P	Department of Water & Power
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LLP	Limited liability partnership
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority

9

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Municipal Money Market Fund

plc	Public limited company
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TRAN	Tax revenue anticipation notes

10

Wells Fargo Municipal Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 93.88%
Alabama : 0.56%
Variable Rate Demand Notes ø: 0.56%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.57%	8-1-2041	$7,900,000	$7,900,000
Mobile AL IDA Board High Providence LLC Project Series 2006 (Industrial Development Revenue, Whitney National Bank LOC)	0.44	8-1-2031	6,000,000	6,000,000
				13,900,000

Arizona : 1.49%
Variable Rate Demand Notes ø: 1.49%
Mesa AZ Excise Tax Revenue Obligation Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-69 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.48	7-1-2020	10,135,000	10,135,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.44	7-1-2024	26,955,000	26,955,000
				37,090,000

California : 7.22%
Other Municipal Debt : 0.77%
California GO Series 2011-A2 (GO Revenue)	0.44	6-1-2016	7,000,000	7,000,000
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	2.00	6-30-2016	6,750,000	6,768,261
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	5.00	6-30-2016	5,350,000	5,391,164
				19,159,425

Variable Rate Demand Notes ø: 6.45%
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California Lakeside Village Apartments Series A (Housing Revenue, FHLMC LIQ)	0.40	10-1-2046	2,000,000	2,000,000
California CDA Motion Picture & Television Fund Series 2001-A (Health Revenue, Northern Trust Company LOC)	0.50	3-1-2031	11,900,000	11,900,000
California Deutsche Bank SPEAR/LIFER Trust Series DBE-364 (Miscellaneous Revenue, AGM/FGIC/Ambac Insured, Deutsche Bank LIQ) 144A	0.73	6-1-2047	17,025,000	17,025,000
California Municipal Finance Authority Pacific Institute Series 2001-A (Housing Revenue, California Bank & Trust LOC)	0.41	8-1-2037	17,200,000	17,200,000
California PCFA Pacific Gas & Electric Project Series E (Utilities Revenue, Sumitomo Mitsui Banking LOC)	0.27	11-1-2026	12,500,000	12,500,000
California Statewide CDA Morgan Stanley Series 3102 Sutter Health Series 2005A, 2005B & 2008C (Health Revenue, Credit Suisse LIQ) 144A	0.45	11-15-2048	9,543,345	9,543,345
California Statewide University of San Francisco Series B (Education Revenue, JPMorgan Chase & Company LOC)	0.40	10-1-2035	500,000	500,000
Chino Basin California Regional Financing Authority Inland Empire Utility Series B (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC)	0.41	6-1-2032	5,080,000	5,080,000
Elsinore Valley CA Municipal Water District Series A Eclipse Funding Trust Solar Eclipse Series 2007-0069 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.43	7-1-2034	6,900,000	6,900,000
Irvine CA Limited Obligation Improvement Bonds Series A (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.23	9-2-2026	600,000	600,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.43	7-1-2024	22,735,000	22,735,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.40	12-1-2026	5,500,000	5,500,000
Los Angeles CA Department of Water & Power Series B1 (Utilities Revenue, Barclays Bank plc SPA)	0.40	7-1-2034	2,000,000	2,000,000
Oakland CA Joint Powers Financing Authority Series A (Housing Revenue, Citibank NA LOC)	0.41	7-1-2033	7,000,000	7,000,000

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.47%	11-1-2039	$680,500	$680,500
San Francisco City & County CA RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.42	12-1-2017	20,000,000	20,000,000
San Mateo County CA Community College CAB Series B (Education Revenue, National Insured, Deutsche Bank LIQ) 144A	0.68	9-1-2036	19,290,000	19,290,000
				160,453,845

Colorado : 3.48%
Variable Rate Demand Notes ø: 3.48%
Colorado Educational & Cultural Facilities Authority National Jewish Federation Series D-3 (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.30	12-1-2037	2,500,000	2,500,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.55	10-1-2037	3,125,000	3,125,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2015-7WE (Health Revenue, Barclays Bank plc LOC) 144A	0.56	8-1-2018	38,710,000	38,710,000
Colorado Health Facilities Authority Health System Series 2013A Citigroup ROC RR-II-R-14085 (Health Revenue, Citibank NA LIQ) 144A	0.45	1-1-2022	4,600,000	4,600,000
Colorado MidCities Metropolitan District #1 Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.45	12-1-2031	9,950,000	9,950,000
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC)	0.45	12-1-2020	5,200,000	5,200,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2015-XF1003 (Health Revenue, Deutsche Bank LIQ) 144A	0.66	2-1-2041	12,350,000	12,350,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.52	11-15-2025	10,155,000	10,155,000
				86,590,000

Connecticut : 0.64%
Other Municipal Debt : 0.64%
Connecticut HEFA Middlesex Hospital Series L (Health Revenue, AGM Insured) §	5.00	7-1-2032	1,625,000	1,637,495
Fairfield CT BAN (GO Revenue)	2.00	7-14-2016	14,120,000	14,171,340
				15,808,835

District of Columbia : 0.14%
Variable Rate Demand Note ø: 0.14%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007A (Miscellaneous Revenue, Manufacturers & Traders LOC)	0.46	7-1-2032	3,600,000	3,600,000

Florida : 4.64%
Other Municipal Debt : 2.33%
Florida Department of Environmental Protection Florida Forever Series 2011-B (Tax Revenue)	5.00	7-1-2016	5,860,000	5,905,944
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.45	5-11-2016	9,365,000	9,365,000
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.48	5-10-2016	25,900,000	25,900,000
JEA Florida Electric System Series 2008-C-3 (Utilities Revenue)	0.13	6-1-2016	16,800,000	16,791,463
				57,962,407

Variable Rate Demand Notes ø: 2.31%
Broward County FL Educational Facilities Authority Nova Southeastern University Project Series 2008A (Education Revenue, Bank of America NA LOC)	0.29	4-1-2038	800,000	800,000
Florida Gulf Coast University Financing Corporation Parking Project Series 2009A (Education Revenue, Harris NA LOC)	0.42	2-1-2039	6,920,000	6,920,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue)	0.38	11-15-2032	1,700,000	1,700,000

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2006C (Health Revenue, Bank of America NA LIQ) 144A	0.44%	11-15-2036	$8,595,000	$8,595,000
Orange County FL School Board Certificate of Participation Series 2009A (Miscellaneous Revenue, AGC Insured, Morgan Stanley Bank LIQ) 144A	0.52	8-1-2034	3,300,000	3,300,000
Palm Beach County FL Children’s Home Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.48	5-1-2038	3,490,000	3,490,000
Palm Beach County FL Pine Crest Preparatory School Incorporated Project Series 2012B (Education Revenue, TD Bank NA LOC)	0.38	6-1-2038	10,000,000	10,000,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.43	8-1-2028	3,955,000	3,955,000
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Health Revenue, BMO Harris Bank NA LOC)	0.45	10-1-2041	5,990,000	5,990,000
West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, AGC Insured, JPMorgan Chase & Company SPA)	0.47	10-1-2038	12,700,000	12,700,000
				57,450,000

Georgia : 2.04%
Variable Rate Demand Notes ø: 2.04%
Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (Industrial Development Revenue, Harris NA LOC)	0.42	11-1-2030	6,650,000	6,650,000
Main Street Natural Gas Incorporated Georgia Sub Series A1 (Utilities Revenue, Royal Bank of Canada SPA)	0.47	8-1-2040	21,320,000	21,320,000
Main Street Natural Gas Incorporated Georgia Sub Series A2 (Utilities Revenue, Royal Bank of Canada SPA)	0.49	8-1-2040	12,360,000	12,360,000
Metropolitan Atlanta GA Rapid Transit Authority Series P (Tax Revenue, Societe Generale LOC, Ambac Insured) 144A	0.46	7-1-2020	10,330,000	10,330,000
				50,660,000

Hawaii : 0.27%
Variable Rate Demand Note ø: 0.27%
Honolulu City & County HI Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-62 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.45	11-1-2020	6,665,000	6,665,000

Illinois : 2.19%
Variable Rate Demand Notes ø: 2.19%
Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	0.58	7-1-2023	4,200,000	4,200,000
DuPage & Will Counties IL Community School District #204 Indian Prairie School Building Series A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-26 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.44	6-30-2016	5,765,000	5,765,000
Illinois Development Finance Authority Cook Communications Ministries Project Series 2002 (Miscellaneous Revenue, Bank of America NA LOC)	0.56	3-1-2017	4,500,000	4,500,000
Illinois Development Finance Authority Presbyterian Homes Two Arbor Lane Project Series 2001 (Health Revenue, Northern Trust Company LOC)	0.45	4-1-2035	4,500,000	4,500,000
Illinois Educational Facilities Authority Chicago Zoological Society Brookfield Zoo Project Series 1995B (Miscellaneous Revenue, Northern Trust Company LOC)	0.45	12-15-2025	5,000,000	5,000,000
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue) (i)	0.61	4-1-2051	9,500,000	9,500,000
Illinois Tender Option Bond Trust Receipts/Certificates Series XM0078 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.45	7-1-2023	10,365,000	10,365,000
Illinois Tender Option Bond Trust Receipts/Certificates Series ZM0120 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.45	7-1-2023	3,100,000	3,100,000
Illinois Toll Highway Authority Series 2014D Tender Option Bond Trust Series 2015-XM0031 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.45	1-1-2022	4,165,000	4,165,000

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Yorkville Kendall County IL Special Service Area #2003-101 Windett Ridge Project JPMorgan PUTTER Series 4380 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.59%	3-1-2023	$3,320,000	$3,320,000
				54,415,000

Indiana : 1.56%
Variable Rate Demand Notes ø: 1.56%
Indiana Certificates of Participation Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.45	7-1-2023	22,515,000	22,515,000
Spencer County IN American Iron Oxide Company Project Series 1999 (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	0.55	9-1-2018	7,900,000	7,900,000
St. Joseph County IN Hospital Authority Memorial Health Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.43	8-15-2033	8,400,000	8,400,000
				38,815,000

Iowa : 3.74%
Variable Rate Demand Notes ø: 3.74%
Iowa Finance Authority Barclays Residual Interest Bonds Trust Series 1WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.56	1-1-2019	32,600,000	32,600,000
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.47	6-1-2039	58,100,000	58,100,000
Iowa Finance Authority Multifamily Housing Series 2006 A Trust Receipts Series 2016-XF0386 (Housing Revenue, Bank of America NA LIQ) 144A	0.46	7-1-2041	2,335,000	2,335,000
				93,035,000

Kansas : 0.36%
Variable Rate Demand Note ø: 0.36%
Kansas Development Finance Authority Adventist Health Sunbelt Obligated Group Series 2009C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-11 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.46	11-15-2038	9,000,000	9,000,000

Kentucky : 1.15%
Other Municipal Debt : 0.42%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2015-D1 (Water & Sewer Revenue)	1.25	7-1-2016	10,500,000	10,515,013

Variable Rate Demand Notes ø: 0.73%
Kentucky Infrastructure Authority Wastewater & Drinking Water Revolving Fund Series 2015A Morgan Stanley Series 2015-XF2109 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.50	2-1-2026	7,190,000	7,190,000
Kentucky Tender Option Bond Trust Receipts/Certificates Series XF1024 (Health Revenue, Deutsche Bank LIQ) 144A	0.68	1-1-2045	10,920,000	10,920,000
				18,110,000

Louisiana : 1.15%
Variable Rate Demand Notes ø: 1.15%
Louisiana BAN Series 2016-A JPMorgan PUTTER Series 5006 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.31	8-15-2016	10,000,000	10,000,000
Louisiana HFA The Reserve at Jefferson Crossing Series 2008 (Housing Revenue, FHLMC LOC)	0.45	7-1-2040	4,095,000	4,095,000
Louisiana PFA Pollution Control Allied Signal Incorporated Project Series 1992 (Industrial Development Revenue)	0.44	8-1-2017	6,815,000	6,815,000

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Louisiana PFFA Dynamic Fuels LLC Project Series 2008 (Industrial Development Revenue, Bank of America NA LOC)	0.29%	10-1-2033	$7,600,000	$7,600,000
				28,510,000

Maryland : 2.53%
Other Municipal Debt : 0.20%
Prince Georges County MD Refunding Bond Consolidated Public Improvement Series B (GO Revenue)	5.00	7-15-2016	4,875,000	4,922,223

Variable Rate Demand Notes ø: 2.33%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005A (Education Revenue, Manufacturers & Traders LOC)	0.46	12-3-2035	1,480,000	1,480,000
Maryland CDA Housing & Community Residential Series M (Housing Revenue, TD Bank NA SPA)	0.38	9-1-2043	6,850,000	6,850,000
Maryland Industrial Development Financing Authority Occidental Pete Corporation Series 2010 (Industrial Development Revenue)	0.65	3-1-2030	40,780,000	40,780,000
Maryland Transportation Authority Facilities Project Series 2008 Tender Option Bond Trust Receipts Series 2016-XF0278 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.46	7-1-2041	9,000,000	9,000,000
				58,110,000

Massachusetts : 1.39%
Variable Rate Demand Notes ø: 1.39%
Clipper Tax-Exempt Certificate Trust Series 2009-69 (Tax Revenue, State Street Bank & Trust Company LIQ)	0.45	7-1-2027	10,000,000	10,000,000
Massachusetts Bonds Series 2015-B JPMorgan Chase PUTTER/DRIVER Trust Series 5004 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.31	9-1-2017	9,000,000	9,000,000
Massachusetts Bonds Series 2015-C JPMorgan Chase PUTTER/DRIVER Trust Series 5005 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.31	6-1-2018	9,000,000	9,000,000
University of Massachusetts Building Authority Series 2011-2 (Education Revenue) (i)	0.66	11-1-2034	6,600,000	6,600,000
				34,600,000

Michigan : 2.56%
Other Municipal Debt : 0.11%
Monroe County MI Hospital Finance Authority Refunding Bond Mercy Memorial Hospital Corporation Obligation (Health Revenue) §	5.38	6-1-2026	2,800,000	2,812,069

Variable Rate Demand Notes ø: 2.45%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.56	7-1-2018	35,105,000	35,105,000
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.30	6-1-2034	2,235,000	2,235,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.68	11-15-2047	2,750,000	2,750,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.68	11-15-2047	2,265,000	2,265,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.68	11-15-2047	1,000,000	1,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue)	0.68	11-15-2049	300,000	300,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.47	1-1-2032	12,000,000	12,000,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2003 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.47	1-1-2032	3,200,000	3,200,000

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2006 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.47%	1-1-2035	$1,905,000	$1,905,000
				60,760,000

Minnesota : 3.42%
Other Municipal Debt : 0.04%
Minnesota (GO Revenue) §	5.00	6-1-2021	1,000,000	1,003,833

Variable Rate Demand Notes ø: 3.38%
Bloomington MN Bristol Village Apartments Project Series 2002A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.50	11-15-2032	10,905,000	10,905,000
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC LIQ)	0.41	7-1-2038	5,330,000	5,330,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.49	10-15-2033	1,750,000	1,750,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project Series 2009 (Resource Recovery Revenue, CoBank LOC)	0.43	12-1-2021	4,165,000	4,165,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.50	2-15-2031	2,390,000	2,390,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.50	8-15-2038	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.41	5-15-2035	8,835,000	8,835,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	0.49	3-1-2029	2,340,000	2,340,000
Minneapolis & St. Paul MN Metropolitan Airport Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.57	1-1-2035	6,000,000	6,000,000
Minnesota HEFAR Carleton College Series 5G (Education Revenue, JPMorgan Chase & Company SPA)	0.50	11-1-2029	5,100,000	5,100,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.27	4-1-2027	1,885,000	1,885,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.41	11-1-2035	8,900,000	8,900,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.49	9-15-2031	2,865,000	2,865,000
Spring Lake Park MN Senior Housing Oak Crest Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.41	2-15-2033	1,275,000	1,275,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.49	10-1-2035	12,300,000	12,300,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC LIQ)	0.49	8-1-2034	5,865,000	5,865,000
				84,005,000

Mississippi : 0.97%
Variable Rate Demand Notes ø: 0.97%
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series 2011B (Industrial Development Revenue)	0.28	11-1-2035	370,000	370,000
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series L (Industrial Development Revenue)	0.28	11-1-2035	1,050,000	1,050,000
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.44	11-1-2018	22,760,000	22,760,000
				24,180,000

Missouri : 0.22%
Variable Rate Demand Notes ø: 0.22%
Missouri Tender Option Bond Trust Receipts/Certificates Series ZM0124 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.43	5-1-2023	2,500,000	2,500,000

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
St. Louis County MO Sewer District Wastewater System Series 2013B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.57%	5-1-2043	$3,000,000	$3,000,000
				5,500,000

Nebraska : 0.66%
Variable Rate Demand Note ø: 0.66%
Lincoln NE Electric System Series 2900 (Utilities Revenue, Credit Suisse LIQ)	0.50	9-1-2037	16,370,000	16,370,000

New Hampshire : 0.69%
Variable Rate Demand Notes ø: 0.69%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.45	6-1-2039	6,280,000	6,280,000
New Hampshire HEFA FHA Insured Mortgage Revenue Series 2009 PUTTER Series 2015-XF0037 (Health Revenue, FHA Insured, TD Bank NA LIQ) 144A	0.44	10-1-2017	10,770,000	10,770,000
				17,050,000

New Jersey : 0.32%
Variable Rate Demand Notes ø: 0.32%
New Jersey EDA Motor Vehicle Surcharges Series 2004A Austin Trust Various Certificates B (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ)	0.46	7-1-2026	2,190,000	2,190,000
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.44	12-15-2023	5,750,000	5,750,000
				7,940,000

New York : 11.32%
Other Municipal Debt : 0.16%
New York Dormitory Authority Series 2014-C (Tax Revenue)	4.00	6-15-2016	4,085,000	4,103,528

Variable Rate Demand Notes ø: 11.16%
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.44	11-15-2026	25,000,000	25,000,000
New York HFA Series A (Housing Revenue, Bank of China LOC)	0.32	5-1-2048	27,800,000	27,800,000
New York HFA Series A (Housing Revenue, FHLMC LIQ)	0.40	11-1-2037	15,300,000	15,300,000
New York Metropolitan Transportation Authority Dedicated Tax Series 2008A-1 (Tax Revenue, Royal Bank of Canada LOC)	0.28	11-1-2031	4,500,000	4,500,000
New York Metropolitan Transportation Authority Sub Series E-4 (Transportation Revenue, Bank of the West LOC)	0.44	11-15-2045	7,000,000	7,000,000
New York Metropolitan Transportation Authority Sub Series E-5 (Transportation Revenue, U.S. Bank NA LOC)	0.29	11-15-2045	10,000,000	10,000,000
New York Metropolitan Transportation Authority Sub Series G-2 (Transportation Revenue, TD Bank NA LOC)	0.38	11-1-2032	1,050,000	1,050,000
New York NY City Municipal Water Finance Authority Sub Series AA-6 (Water & Sewer Revenue, Mizuho Bank Limited SPA)	0.32	6-15-2048	16,700,000	16,700,000
New York NY City Transitional Finance Authority Sub Series C5 (Tax Revenue, Bank of America NA SPA)	0.28	8-1-2031	400,000	400,000
New York NY Fiscal 1994 Series H Sub Series H-3 (GO Revenue, AGM Insured, State Street Bank & Trust Company SPA)	0.29	8-1-2021	5,100,000	5,100,000
New York NY Fiscal 2006 Series E Sub Series E-2 (GO Revenue, Bank of America NA LOC)	0.28	8-1-2034	3,600,000	3,600,000
New York NY Fiscal 2006 Series I Sub Series I-6 (GO Revenue, Bank of New York Mellon LOC)	0.28	4-1-2036	785,000	785,000
New York NY Fiscal 2008 Series J Sub Series J-5 (GO Revenue, Bank of America NA SPA)	0.28	8-1-2028	300,000	300,000
New York NY Fiscal 2014 Series D Sub Series D-3 (GO Revenue, JPMorgan Chase & Company SPA)	0.32	8-1-2038	36,760,000	36,760,000

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York NY Fiscal 2014 Series I Sub Series I-2 (GO Revenue, JPMorgan Chase & Company LIQ)	0.32%	3-1-2040	$17,050,000	$17,050,000
New York NY Housing Development Corporation Series C (Housing Revenue)	0.32	5-1-2050	15,900,000	15,900,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2007 Sub Series CC-1 (Water & Sewer Revenue, Bank of Nova Scotia SPA)	0.28	6-15-2038	6,200,000	6,200,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2011 Sub Series FF-1 (Water & Sewer Revenue, Bank of America NA SPA)	0.28	6-15-2044	6,000,000	6,000,000
New York NY Municipal Water Finance Authority Water & Sewer System Fiscal 2015 Sub Series BB-1 (Water & Sewer Revenue, Bank of America NA SPA)	0.28	6-15-2049	16,800,000	16,800,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2016 Sub Series AA-2 (Water & Sewer Revenue, PNC Bank NA SPA)	0.30	6-15-2048	14,300,000	14,300,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2016 Sub Series AA-3 (Water & Sewer Revenue, Royal Bank of Canada SPA)	0.28	6-15-2048	2,600,000	2,600,000
New York NY Transitional Finance Authority Fiscal 2013 Sub Series 2013A-4 (Tax Revenue, Northern Trust Company SPA)	0.28	8-1-2039	100,000	100,000
New York NY Transitional Finance Authority Fiscal 2014 Sub Series D-4 (Tax Revenue, Mizuho Bank Limited SPA)	0.30	2-1-2044	7,400,000	7,400,000
New York NY Transitional Finance Authority Fiscal 2016 Sub Series A-4 (Tax Revenue, Bank of America NA SPA)	0.28	8-1-2041	18,650,000	18,650,000
New York NY Transitional Finance Authority Fiscal 2016 Sub Series A-5 (Tax Revenue, Royal Bank of Canada SPA)	0.28	8-1-2041	5,000,000	5,000,000
New York NY Transitional Finance Authority JPMorgan Chase PUTTER/DRIVER Trust Series 4043 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.43	11-1-2020	2,600,000	2,600,000
New York NY Trust for Cultural Reserve Wildlife Series 2013A Tender Option Bond Trust Receipts/Certificates Series 2012-ZF0215 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.44	8-1-2021	5,335,000	5,335,000
New York Sales Tax Asset Receivable Corporation Fiscal Series 2015A Tender Option Bond Trust Receipts/Certificates Series 2015-ZF0209 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.44	10-15-2031	5,250,000	5,250,000
				277,480,000

North Carolina : 1.71%
Other Municipal Debt : 0.13%
Charlotte NC Series A (Water & Sewer Revenue) §	5.00	7-1-2031	3,300,000	3,326,177

Variable Rate Demand Notes ø: 1.58%
Charlotte Mecklenburg NC Hospital Authority Carolinas Health Care System Series 2007E (Health Revenue, TD Bank NA LOC, AGM Insured)	0.38	1-15-2044	4,420,000	4,420,000
North Carolina Capital Facilities Finance Agency Duke University Project Series 2015B Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0105 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.47	10-1-2055	2,250,500	2,250,500
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.43	5-1-2024	2,315,000	2,315,000
North Carolina Capital Facilities Finance Agency Educational Hill Center Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.43	7-1-2028	4,030,000	4,030,000
North Carolina Medical Care Commission FirstHealth Carolina Project Series 2008A (Health Revenue, Branch Banking & Trust SPA)	0.44	10-1-2028	9,730,000	9,730,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.43	12-1-2033	4,200,000	4,200,000
North Carolina Tender Option Bond Trust Receipts/Certificates Series XF2165 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.47	10-1-2055	8,085,000	8,085,000
University of North Carolina Chapel Hill Series 2009- A (Education Revenue, TD Bank NA SPA)	0.38	2-1-2024	4,165,000	4,165,000
				39,195,500

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
North Dakota : 2.17%
Other Municipal Debt : 1.81%
Mercer County ND PCR Series 09-1 (Utilities Revenue)	0.57%	5-4-2016	$45,100,000	$45,100,000

Variable Rate Demand Note ø: 0.36%
Richland County ND Recovery Zone Project Series 2010C (Industrial Development Revenue, CoBank LOC)	0.43	11-1-2028	8,815,000	8,815,000

Ohio : 1.21%
Variable Rate Demand Note ø: 1.21%
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.55	1-1-2038	30,180,000	30,180,000

Oklahoma : 0.52%
Variable Rate Demand Notes ø: 0.52%
Oklahoma City OK Water Utilities Trust Water & Sewer System Series 2015 Morgan Stanley Series 2015-ZF2080 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.57	7-1-2045	5,000,000	5,000,000
Oklahoma Turnpike Authority Series 2011A Citigroup ROC Series 11985 (Transportation Revenue, Citibank NA LIQ) 144A	0.47	1-1-2019	8,000,000	8,000,000
				13,000,000

Oregon : 0.19%
Other Municipal Debt : 0.19%
Beaverton, Washington & Multnomah Counties OR School District (GO Revenue, AGM Insured) §	4.13	6-1-2026	1,000,000	1,003,198
Portland OR 2nd Lien Series B (Water & Sewer Revenue, National Insured) §	5.00	6-15-2028	3,600,000	3,620,720
				4,623,918

Other : 4.20%
Variable Rate Demand Notes ø: 4.20%
Clipper Tax-Exempt Certificate Trust Certificates Series 2009-72 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.46	4-1-2019	13,630,000	13,630,000
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.46	2-15-2028	60,270,000	60,270,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.42	12-15-2045	7,835,000	7,835,000
FHLMC Multifamily Municipal Securities Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.42	12-15-2046	7,035,000	7,035,000
FHLMC Multifamily Municipal Securities Series MO27 Class A (Housing Revenue, FHLMC LIQ)	0.44	10-15-2029	15,730,000	15,730,000
				104,500,000

Pennsylvania : 0.49%
Variable Rate Demand Notes ø: 0.49%
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.43	6-1-2035	7,405,000	7,405,000
Philadelphia PA IDA Series B-2 (Miscellaneous Revenue, TD Bank NA LOC)	0.38	10-1-2030	2,100,000	2,100,000
South Central Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.47	6-1-2044	2,800,000	2,800,000
				12,305,000

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Rhode Island : 0.89%
Variable Rate Demand Notes ø: 0.89%
Narragansett Bay RI Commission Wastewater System Series 2013A Tender Option Trust Receipts/Certificates Series 2016-XM0140 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.44%	9-1-2020	$10,000,000	$10,000,000
Narragansett Bay Rl Commission Wastewater System Series 2007A Solar Eclipse Series 2007-0016 (Water & Sewer Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.46	2-1-2037	12,230,000	12,230,000
				22,230,000

South Carolina : 3.86%
Other Municipal Debt : 2.61%
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.55	5-2-2016	23,000,000	23,000,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.55	5-2-2016	23,000,000	23,000,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.55	5-2-2016	18,925,000	18,925,000
				64,925,000

Variable Rate Demand Notes ø: 1.25%
Charleston SC Waterworks & Sewer System Series 2010 Tender Option Bond Trust Receipt Series 2015-ZF0219 (Water & Sewer Revenue) 144A	0.44	8-1-2019	2,500,000	2,500,000
Charleston SC Waterworks & Sewer System Series 2010 Tender Option Bond Trust Receipt Series 2015-ZF0219 (Water & Sewer Revenue) 144A	0.44	1-1-2041	5,000,000	5,000,000
Greenville SC Health System Hospital Series 2014B Tender Option Bond Trust Receipts/Certificates Series 2015-XF0145 (Health Revenue, TD Bank NA LIQ) 144A	0.44	5-30-2022	8,020,000	8,020,000
South Carolina Educational Facilities Authority for Private Non-profit Institutions Higher Learning Educational Facilities Charleston Southern University Project Series 2003 (Education Revenue, Bank of America NA LOC)	0.44	4-1-2028	6,475,000	6,475,000
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.45	8-1-2025	3,325,000	3,325,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC LIQ)	0.43	6-1-2046	4,380,000	4,380,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.43	11-1-2034	1,470,000	1,470,000
				31,170,000

South Dakota : 0.26%
Variable Rate Demand Note ø: 0.26%
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.50	2-15-2031	6,495,000	6,495,000

Tennessee : 1.18%
Other Municipal Debt : 0.33%
Metropolitan Government of Nashville & Davidson County TN Series A-2 (Miscellaneous Revenue)	0.22	5-3-2016	8,200,000	8,199,914

Variable Rate Demand Notes ø: 0.85%
Chattanooga TN Health & Education Housing Facilities Tender Option Bond Trust Receipts/Certificates Series 2015-XF1023 (Health Revenue, Deutsche Bank LIQ) 144A	0.68	1-1-2045	4,200,000	4,200,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund Series 2004 (Miscellaneous Revenue, Bank of America NA LOC)	0.32	7-1-2034	575,000	575,000
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue)	0.46	9-1-2018	3,435,000	3,435,000

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Montgomery County TN Public Building Authority Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.32%	7-1-2038	$8,655,000	$8,655,000
Sevier County TN Public Building Authority Local Government Public Improvement Series V-B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.43	6-1-2035	4,300,000	4,300,000
				21,165,000

Texas : 11.45%
Other Municipal Debt : 0.54%
Dallas TX Independent School District Series 2012 (GO Revenue)	4.00	8-15-2016	2,100,000	2,122,293
San Antonio TX Independent School District Series A (GO Revenue)	0.22	5-4-2016	11,200,000	11,199,642
				13,321,935

Variable Rate Demand Notes ø: 10.91%
Atascosa County TX PCR San Miguel Electric Cooperative (Utilities Revenue)	0.49	6-30-2020	13,000,000	13,000,000
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.49	9-1-2039	4,000,000	4,000,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue)	0.45	7-1-2022	4,900,000	4,900,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ)	0.44	10-1-2018	13,960,000	13,960,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.50	2-15-2032	5,090,000	5,090,000
Harris County TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.56	7-1-2018	50,995,000	50,995,000
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2015-3 JPMorgan PUTTER Series 5001 (Hospital Revenue, JPMorgan Chase & Company LIQ) 144A	0.31	6-1-2019	3,765,000	3,765,000
Harris County TX Metropolitan Transit Authority Sales & Use Tax Series 2011A Tender Option Bond Trust Receipts/Certificates Series 2016-ZM0164 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.46	11-1-2019	5,000,000	5,000,000
Houston TX Water & Sewer System Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.47	12-1-2023	7,100,000	7,100,000
North Texas Tollway Authority Series 2008A Morgan Stanley Series 3356 (Miscellaneous Revenue, BHAC Insured, Morgan Stanley Bank LIQ) 144A	0.47	1-1-2048	4,440,000	4,440,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (Industrial Development Revenue)	0.45	6-1-2041	25,000,000	25,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.45	3-1-2042	27,500,000	27,500,000
Port Arthur TX Navigation District of Jefferson County Total Petrochemicals Project (Resource Recovery Revenue)	0.45	3-1-2039	9,000,000	9,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002B (Resource Recovery Revenue)	0.50	7-1-2029	11,700,000	11,700,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Hospital Revenue Series A (Health Revenue, TD Bank NA LOC)	0.31	10-1-2041	13,245,000	13,245,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank SPEAR/LIFER Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.68	12-15-2032	9,000,000	9,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.71	12-15-2026	56,621,560	56,621,560
West Harris County TX Regional Water Authority System Series 2007 Solar Eclipse Series 2007-0103 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.44	12-15-2031	7,000,000	7,000,000
				271,316,560

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Utah : 0.55%
Variable Rate Demand Notes ø: 0.55%
Weber County UT Hospital IHC Health Services Series 2000A (Health Revenue, Bank of New York Mellon SPA)	0.29%	2-15-2031	$4,000,000	$4,000,000
West Jordan UT Multifamily Housing Broadmoor Village Apartments Series 2004 (Housing Revenue, FHLMC LIQ)	0.43	12-1-2034	9,675,000	9,675,000
				13,675,000

Vermont : 0.71%
Variable Rate Demand Notes ø: 0.71%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project Series 2008A (Health Revenue, TD Bank NA LOC)	0.28	10-1-2028	1,735,000	1,735,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008A (Education Revenue, TD Bank NA LOC)	0.28	7-1-2033	3,020,000	3,020,000
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.28	10-1-2034	8,795,000	8,795,000
Vermont Educational & Health Buildings Financing Agency Norwich University Project Series 2008 (Education Revenue, TD Bank NA LOC)	0.38	9-1-2038	4,100,000	4,100,000
				17,650,000

Virginia : 1.90%
Variable Rate Demand Notes ø: 1.90%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.59	5-15-2042	18,015,000	18,015,000
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.43	12-1-2033	3,075,000	3,075,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.61	11-1-2034	4,905,000	4,905,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.61	11-1-2034	7,620,000	7,620,000
University of Virginia PUTTER Series 3188Z (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.31	6-1-2032	13,600,000	13,600,000
				47,215,000

Washington : 3.57%
Other Municipal Debt : 0.26%
Washington Motor Vehicle Fuel Tax Series 2007-B (GO Revenue)	5.00	7-1-2016	3,000,000	3,023,494
Washington Motor Vehicle Fuel Tax Series 2007-B (GO Revenue, AGM Insured) §	5.00	7-1-2021	3,350,000	3,376,575
				6,400,069

Variable Rate Demand Notes ø: 3.31%
King County WA Bonds 2007 Morgan Stanley Series 3090 (Water & Sewer Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.55	1-1-2039	7,361,000	7,361,000
Squaxin Island Tribe Washington Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.50	5-1-2028	2,170,000	2,170,000
University of Washington Solar Eclipse Funding Trust Series 2007-0075 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.48	6-1-2037	37,495,000	37,495,000
Washington Central Puget Sound Regional Transit Authority Sales Tax Improvement Series 2015S-26B Green Bonds JPMorgan PUTTER Series 5002 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.31	11-1-2017	9,190,000	9,190,000
Washington Health Care Facilities Authority MultiCare Health System Series 2009A Deutsche Bank SPEAR/LIFER Trust Series DBE-109 (Health Revenue, Deutsche Bank LIQ) 144A	0.63	8-15-2044	3,375,000	3,375,000
Washington Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0121 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.43	2-1-2023	1,900,000	1,900,000

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Washington Tender Option Bond Trust Receipts/Certificates Series XF1017 (Health Revenue, Deutsche Bank LIQ) 144A		0.66%	1-1-2035	$20,900,000	$20,900,000
					82,391,000

Wisconsin : 4.31%
Other Municipal Debt : 0.06%
Monona Grove WI School District (GO Revenue, National Insured) §		5.00	5-1-2023	1,510,000	1,510,000

Variable Rate Demand Notes ø: 4.25%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)		0.44	5-1-2037	30,000,000	30,000,000
Hull WI Welcome Dairy Incorporated Project Series 2010B (Industrial Development Revenue, Associated Bank NA LOC)		0.57	1-1-2027	1,820,000	1,820,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)		0.44	5-1-2020	26,755,000	26,755,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A		0.50	8-15-2034	33,210,740	33,210,740
Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)		0.44	9-1-2036	13,780,000	13,780,000
					105,565,740

Total Municipal Obligations (Cost $2,334,851,991)					2,334,851,991

Repurchase Agreements^^ : 3.14%
HSBC Securities, dated 4-29-2016, maturity value $13,000,293 (1)		0.27	5-2-2016	13,000,000	13,000,000
SG Americas Securities LLC, dated 4-29-2016, maturity value $65,001,571 (2)		0.29	5-2-2016	65,000,000	65,000,000
Total Repurchase Agreements (Cost $78,000,000)					78,000,000

Total investments in securities (Cost $2,412,851,991)*	97.02%				2,412,851,991
Other assets and liabilities, net	2.98				74,062,930

Total net assets	100.00%				$2,486,914,921

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
§	The security is subject to a demand feature which reduces the effective maturity.
(i)	Illiquid security
^^	Collateralized by:
(1)	U.S. government securities, 0.00%, 5-15-2016 to 2-15-2046, fair value is $13,260,133.
(2)	U.S. government securities, 0.00% to 8.88%, 7-15-2016 to 2-15-2044, fair value including accrued interest is $66,300,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
ROC	Reset option certificates
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TRAN	Tax revenue anticipation notes
TTFA	Transportation Trust Fund Authority

Wells Fargo National Tax-Free Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Treasury Plus Money Market Fund	Portfolio of investments — April 30, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^: 67.31%
Bank of Montreal, dated 4-29-2016, maturity value $100,002,250 (1)		0.27%	5-2-2016	$100,000,000	$100,000,000
Bank of Nova Scotia, dated 4-29-2016, maturity value $565,013,183 (2)		0.28	5-2-2016	565,000,000	565,000,000
Barclays Capital Incorporated, dated 4-29-2016, maturity value $250,006,042 (3)		0.29	5-2-2016	250,000,000	250,000,000
BNP Paribas, dated 4-29-2016, maturity value $2,349,856,787 (4)		0.29	5-2-2016	2,349,800,000	2,349,800,000
Citigroup Global Markets Incorporated, dated 4-28-2016, maturity value $250,013,125 (5)		0.27	5-5-2016	250,000,000	250,000,000
Credit Agricole, dated 4-25-2016, maturity value $250,014,583 (6)		0.30	5-2-2016	250,000,000	250,000,000
Credit Agricole, dated 4-29-2016, maturity value $675,016,313 (7)		0.29	5-2-2016	675,000,000	675,000,000
Deutsche Bank Securities, dated 4-29-2016, maturity value $125,003,125 (8)		0.30	5-2-2016	125,000,000	125,000,000
HSBC Securities USA Incorporated, dated 4-29-2016, maturity value $275,006,188 (9)		0.27	5-2-2016	275,000,000	275,000,000
JPMorgan Securities, dated 4-1-2016, maturity value $550,137,347 (10) ¢±§		0.29	5-2-2016	550,000,000	550,000,000
JPMorgan Securities, dated 4-29-2016, maturity value $625,015,104 (11)		0.29	5-2-2016	625,000,000	625,000,000
Merrill Lynch Pierce Fenner Smith Incorporated, dated 4-29-2016, maturity value $575,013,417 (12)		0.28	5-2-2016	575,000,000	575,000,000
Prudential, dated 4-29-2016, maturity value $479,429,235 (13)		0.30	5-2-2016	479,417,250	479,417,250
SG Americas Securities LLC, dated 4-29-2016, maturity value $950,022,958 (14)		0.29	5-2-2016	950,000,000	950,000,000
Societe Generale NY, dated 4-1-2016, maturity value $250,089,722 (15) ¢±§(i)		0.34	5-9-2016	250,000,000	250,000,000
Societe Generale, dated 4-1-2016, maturity value $250,096,806 (16) ¢±§		0.34	5-12-2016	250,000,000	250,000,000
Toronto Dominion Bank, dated 4-29-2016, maturity value $700,016,333 (17)		0.28	5-2-2016	700,000,000	700,000,000
Total Repurchase Agreements (Cost $9,219,217,250)					9,219,217,250

Treasury Debt : 29.57%
U.S. Treasury Bill (z)		0.30	6-2-2016	200,000,000	199,944,544
U.S. Treasury Bill (z)		0.40	10-27-2016	50,000,000	49,899,875
U.S. Treasury Bond		7.25	5-15-2016	200,000,000	200,492,612
U.S. Treasury Note		0.25	5-15-2016	50,000,000	49,994,935
U.S. Treasury Note ±		0.42	10-31-2017	550,000,000	549,589,049
U.S. Treasury Note		0.50	6-15-2016	144,000,000	144,021,647
U.S. Treasury Note		0.50	6-30-2016	168,000,000	168,035,569
U.S. Treasury Note ±		0.52	1-31-2018	400,000,000	400,174,568
U.S. Treasury Note ±%%		0.53	4-30-2018	40,000,000	40,002,413
U.S. Treasury Note		0.63	7-15-2016	60,000,000	60,015,002
U.S. Treasury Note		0.63	8-15-2016	60,000,000	60,039,056
U.S. Treasury Note ##		0.63	10-15-2016	50,000,000	50,047,261
U.S. Treasury Note		0.63	12-31-2016	170,000,000	170,122,590
U.S. Treasury Note		0.88	11-30-2016	150,000,000	150,366,234
U.S. Treasury Note		0.88	12-31-2016	120,000,000	120,284,547
U.S. Treasury Note		1.00	9-30-2016	100,000,000	100,253,330
U.S. Treasury Note		1.50	6-30-2016	189,000,000	189,311,458
U.S. Treasury Note		1.50	7-31-2016	130,000,000	130,334,722
U.S. Treasury Note		1.75	5-31-2016	150,000,000	150,167,979
U.S. Treasury Note		2.75	11-30-2016	172,000,000	174,280,132
U.S. Treasury Note		3.00	8-31-2016	50,000,000	50,390,902
U.S. Treasury Note		3.13	10-31-2016	85,000,000	86,128,219
U.S. Treasury Note		3.25	6-30-2016	264,000,000	265,189,709
U.S. Treasury Note		3.25	7-31-2016	150,000,000	150,995,955
U.S. Treasury Note		5.13	5-15-2016	300,000,000	300,516,040
U.S. Treasury Note		7.50	11-15-2016	37,443,000	38,855,008
Total Treasury Debt (Cost $4,049,453,356)					4,049,453,356

Total investments in securities (Cost $13,268,670,606)*	96.88%				13,268,670,606
Other assets and liabilities, net	3.12				427,680,348

Total net assets	100.00%				$13,696,350,954

^^	Collateralized by:

(1)	U.S. government securities, 0.00% to 7.88%, 10-13-2016 to 2-15-2046, fair value including accrued interest is $102,000,034.
(2)	U.S. government securities, 0.13% to 7.63%, 7-15-2016 to 2-15-2045, fair value including accrued interest is $576,300,002.
(3)	U.S. government securities, 1.75% to 2.00%, 4-30-2022 to 2-15-2045, fair value including accrued interest is $255,000,081.
(4)	U.S. government securities, 0.00% to 8.75%, 7-15-2016 to 8-15-2044, fair value including accrued interest is $2,396,796,000.
(5)	U.S. government securities, 0.50% to 1.00%, 6-30-2016 to 3-31-2018, fair value including accrued interest is $255,000,001.

1

Portfolio of investments — April 30, 2016 (unaudited)	Wells Fargo Treasury Plus Money Market Fund

(6)	U.S. government securities, 0.75% to 6.88%, 4-15-2018 to 11-15-2042, fair value including accrued interest is $255,000,014.
(7)	U.S. government securities, 2.88% to 3.75%, 8-15-2041 to 8-15-2045, fair value including accrued interest is $688,500,021.
(8)	U.S. government securities, 3.63%, 2-15-2044, fair value including accrued interest is $127,500,108.
(9)	U.S. government securities, 0.00%, 5-15-2016 to 2-15-2046, fair value is $280,502,812.
(10)	U.S. government securities, 0.88% to 9.00%, 8-15-2017 to 8-15-2042, fair value including accrued interest is $561,002,038.
(11)	U.S. government securities, 0.07% to 5.25%, 4-30-2017 to 8-15-2043, fair value including accrued interest is $637,508,787.
(12)	U.S. government securities, 1.50% to 3.63%, 11-30-2019 to 2-15-2044, fair value including accrued interest is $586,500,157.
(13)	U.S. government securities, 0.00% to 8.00%, 7-15-2017 to 5-15-2045, fair value including accrued interest is $489,005,595.
(14)	U.S. government securities, 0.00% to 8.88%, 7-15-2016 to 2-15-2044, fair value including accrued interest is $969,000,000.
(15)	U.S. government securities, 0.00% to 8.88%, 7-15-2016 to 8-15-2043, fair value including accrued interest is $255,000,000.
(16)	U.S. government securities, 0.00% to 8.88%, 7-15-2016 to 2-15-2044, fair value including accrued interest is $255,000,058.
(17)	U.S. government securities, 0.00% to 9.00%, 4-30-2016 to 11-15-2042, fair value including accrued interest is $714,000,035.
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
(i)	Illiquid security
(z)	Zero coupon security. The rate represents the current yield to maturity.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is issued on a when-issued basis.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:
LLC	Limited liability company

2

Wells Fargo Treasury Plus Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2016 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	June 27, 2016

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	June 27, 2016

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	June 27, 2016